                                                                       [LOGO]
                       WORLD EQUITY BENCHMARK SHARES-SM-
                               FOREIGN FUND, INC.

    Foreign Fund, Inc. (the "Fund") is an "index" fund consisting of separate series (each, an "Index Series"), each of which invests primarily in common stocks in an effort to track the performance of a specified foreign equity market index. The initial seventeen Index Series offered by this Prospectus are the Australia Index Series, the Austria Index Series, the Belgium Index Series, the Canada Index Series, the France Index Series, the Germany Index Series, the Hong Kong Index Series, the Italy Index Series, the Japan Index Series, the Malaysia Index Series, the Mexico (Free) Index Series, the Netherlands Index Series, the Singapore (Free) Index Series, the Spain Index Series, the Sweden Index Series, the Switzerland Index Series and the United Kingdom Index Series.

    The investment objective of each of the initial seventeen Index Series is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular foreign equity securities index compiled by Morgan Stanley Capital International ("MSCI"). THE MSCI INDICES UTILIZED BY THE FUND REFLECT THE REINVESTMENT OF NET DIVIDENDS (EXCEPT FOR THE MSCI MEXICO
(FREE) INDEX UTILIZED BY THE MEXICO (FREE) INDEX SERIES, WHICH REFLECTS THE REINVESTMENT OF GROSS DIVIDENDS).

    The shares of common stock of each Index Series are sometimes referred to as "World Equity Benchmark Shares-SM-" or "WEBS-SM-". The WEBS have been listed for trading on the American Stock Exchange, Inc. (the "AMEX"). It is expected that the non-redeemable WEBS will trade on the AMEX during the day at prices that differ to some degree from their net asset value. There can be no assurance that an active trading market will develop for the WEBS. See "Investment Considerations and Risks" for a discussion of certain investment considerations and risks that should be considered by potential investors.

    The Fund will issue and redeem WEBS of each Index Series only in aggregations of a specified number of shares (each, a "Creation Unit") at net asset value. EXCEPT WHEN AGGREGATED IN CREATION UNITS, WEBS ARE NOT REDEEMABLE SECURITIES OF THE FUND.

    The Fund will be managed and advised by BZW Barclays Global Fund Advisors (the "Adviser"). PFPC Inc. (the "Administrator") will provide certain administrative services to each Index Series of the Fund. Funds Distributor, Inc. (the "Distributor") will serve as the principal underwriter and distributor of the Fund's shares. The Distributor will not maintain a secondary market in WEBS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR  ANY STATE SECURITIES  COMMISSION NOR HAS  THE
       SECURITIES  AND EXCHANGE  COMMISSION OR  ANY STATE SECURITIES
            COMMISSION PASSED UPON THE  ACCURACY OR ADEQUACY  OF
                THIS  PROSPECTUS. ANY REPRESENTATION TO THE
                           CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE  FUND ARE NOT  DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED  OR
     ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY
           THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
                         RESERVE BOARD, OR ANY OTHER AGENCY.


    This Prospectus sets forth the information about the Fund that an investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated March 6, 1996, provides further discussion of certain topics referred to in this Prospectus and other matters which may be of interest to investors. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information may be obtained without charge by writing to the Fund or the Distributor. The Fund's and each Index Series' address is Foreign Fund, Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.



                                  DISTRIBUTOR:
                            FUNDS DISTRIBUTOR, INC.
                   INVESTOR INFORMATION: 1-800-810-WEBS(9327)
                         PROSPECTUS DATED MARCH 6, 1996

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SHARES IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE SUBSEQUENT TO THE DATE HEREOF.
                            ------------------------

    DEALERS EFFECTING TRANSACTIONS IN THE SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.
                            ------------------------

                               TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                -----
Prospectus Summary.........................................................................................           3
Summary of Fund Expenses...................................................................................           5
The Fund and its Index Series..............................................................................          11
  Foreign Fund, Inc. and its Investment Objective..........................................................          11
  World Equity Benchmark Shares: "WEBS"....................................................................          11
  Who Should Invest?.......................................................................................          11
  Investment Policies......................................................................................          12
  Implementation of Policies...............................................................................          13
  Investment Limitations...................................................................................          15
  The Benchmark MSCI Indices Utilized by the Index Series..................................................          16
  Management of the Fund...................................................................................          23
  Exchange Listing and Trading of WEBS.....................................................................          25
  Investment Considerations and Risks......................................................................          25
  Determination of Net Asset Value.........................................................................          28
  Creation Units...........................................................................................          29
  Purchase and Issuance of WEBS in Creation Units..........................................................          29
  Redemption of WEBS in Creation Units.....................................................................          30
  Dividends and Capital Gains Distributions................................................................          30
  Tax Matters..............................................................................................          31
  Book-Entry Only System...................................................................................          32
  Performance..............................................................................................          33
  General Information......................................................................................          33
  Available Information....................................................................................          34


                            ------------------------

    "World Equity Benchmark Shares" and "WEBS" are service marks of Morgan Stanley Group Inc. "MSCI" and "MSCI Indices" are service marks of Morgan Stanley & Co. Incorporated used under license by the Fund.

                               PROSPECTUS SUMMARY

The Fund and its Index Series.........  Foreign  Fund, Inc. (the "Fund") is an "index" fund consisting of separate series  (each, an "Index  Series"), the  Australia
                                        Index  Series,  the Austria  Index  Series, the  Belgium Index
                                        Series, the Canada Index Series, the France Index Series,  the
                                        Germany  Index Series, the  Hong Kong Index  Series, the Italy
                                        Index Series,  the  Japan  Index Series,  the  Malaysia  Index
                                        Series,  the Mexico (Free) Index Series, the Netherlands Index
                                        Series, the  Singapore (Free)  Index Series,  the Spain  Index
                                        Series,  the Sweden Index Series, the Switzerland Index Series
                                        and the United Kingdom Index Series.
Investment Objective of the
 Index Series.........................  The investment objective  of each  of the Index  Series is  to seek  to provide investment  results that correspond generally
                                        to  the  price  and  yield  performance  of  publicly   traded
                                        securities   in  the  aggregate   in  particular  markets,  as
                                        represented by a  particular foreign  equity securities  index compiled by Morgan Stanley Capital International ("MSCI"). THE
                                        MSCI  INDICES UTILIZED BY THE FUND REFLECT THE REINVESTMENT OF
                                        NET  DIVIDENDS  (EXCEPT  FOR  THE  MSCI  MEXICO  (FREE)  INDEX
                                        UTILIZED BY THE MEXICO (FREE) INDEX SERIES, WHICH REFLECTS THE
                                        REINVESTMENT OF GROSS DIVIDENDS).
WEBS..................................  The shares issued in respect of each Index Series are referred to  as "World Equity  Benchmark Shares" or  "WEBS". WEBS of an
                                        Index Series are issued by the Fund only in large aggregations of WEBS called "Creation Units" on a continuous basis  through the Distributor at their net asset value next determined after receipt  of an order. WEBS are not offered by the Fund in less than Creation Unit  aggregations, but  shares of  WEBS may  be bought or sold in the secondary market. EXCEPT WHEN AGGREGATED
                                        IN  CREATION UNITS, WEBS ARE  NOT REDEEMABLE SECURITIES OF THE
                                        FUND.
Exchange Listing and Trading
 of WEBS..............................  The WEBS have been listed for secondary market trading on  the
                                        American  Stock Exchange. A "round lot" of WEBS is 100 shares.
                                        The initial price per share of  the WEBS of each Index  Series is  expected to be between $10  and $20, although there can be no assurance of  this price  range or that  an active  trading market will develop for WEBS of a particular Index Series.
Who Should Invest?....................  WEBS are designed for investors who seek a relatively low-cost
                                        "passive"  approach  for investing  in  a portfolio  of equity securities of companies located in the country of the  subject
                                        MSCI  Index. Unlike  equity mutual  funds that  seek to "beat"
                                        market averages with unpredictable  results, the Index  Series seek  to provide investment  results that correspond generally to  the  price  and  yield  performance  of  their  respective benchmark  indices. See "Investment  Considerations and Risks"
                                        for a  discussion  of certain  investment  considerations  and risks that should be considered by potential investors.
Fund Management.......................  ADVISER.   BZW Barclays Global Fund Advisors is the Adviser to
                                        the Fund  and, subject  to  the supervision  of the  Board  of
                                        Directors  of the Fund, will be responsible for the investment management of each Index Series.
                                        ADMINISTRATOR.  PFPC  Inc. is the  Administrator of the  Fund,
                                        and   will   perform   certain   clerical,   fund  accounting,
                                        recordkeeping and bookkeeping services in such capacity.
                                        DISTRIBUTOR.  Funds  Distributor, Inc. is  the Distributor  of
                                        WEBS in Creation Unit aggregations.
                                        CUSTODIAN  AND LENDING  AGENT.   Morgan Stanley  Trust Company
                                        serves as the Custodian for the cash and portfolio  securities of  each  Index  Series,  as  well  as  Lending  Agent  of the portfolio securities of each Index Series.

    THE MSCI INDICES ARE THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED ("MORGAN STANLEY"). MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY FOREIGN FUND, INC. THE MSCI INDICES ARE DETERMINED, COMPOSED AND CALCULATED BY CAPITAL INTERNATIONAL PERSPECTIVE S.A. ("CIPSA"), A SUBSIDIARY OF CAPITAL INTERNATIONAL S.A.

    WORLD EQUITY BENCHMARK SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY. MORGAN STANLEY MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE WEBS OF ANY INDEX SERIES OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE WEBS OF ANY INDEX SERIES PARTICULARLY OR THE ABILITY OF THE INDICES IDENTIFIED HEREIN TO TRACK GENERAL STOCK MARKET PERFORMANCE. MORGAN STANLEY IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF MORGAN STANLEY, INCLUDING THE MORGAN STANLEY CAPITAL INTERNATIONAL SERVICE MARK ("MSCI") WHICH MARK IS ASCRIBED TO THE INDICES CREATED BY CIPSA AND LICENSED TO MORGAN STANLEY. THE MSCI INDICES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE WEBS OF ANY INDEX SERIES OR THE ISSUER THEREOF. NEITHER MORGAN STANLEY NOR CIPSA HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OF THE WEBS OF ANY INDEX SERIES OR THE OWNERS OF THE WEBS OF ANY INDEX SERIES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING, IN THE CASE OF CIPSA, OR DISSEMINATING, IN THE CASE OF MORGAN STANLEY, THE RESPECTIVE MSCI INDICES. NEITHER MORGAN STANLEY NOR CIPSA IS RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE WEBS OF ANY INDEX SERIES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE WEBS OF ANY INDEX SERIES ARE REDEEMABLE. NEITHER MORGAN STANLEY NOR CIPSA HAS ANY OBLIGATION OR LIABILITY TO OWNERS OF THE WEBS OF ANY INDEX SERIES IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE WEBS OF ANY INDEX SERIES.

    ALTHOUGH CIPSA SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES WHICH IT CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR CIPSA GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF ANY MSCI INDEX OBTAINED FROM INDEPENDENT SOURCES. NEITHER MORGAN STANLEY NOR CIPSA MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR CIPSA MAKES ANY
EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE MSCI INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR CIPSA HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                            ------------------------

    The information contained herein regarding MSCI, the MSCI Indices, local securities markets and DTC was obtained from publicly available sources.

                            SUMMARY OF FUND EXPENSES

    The purpose of the following tables is to assist investors in understanding the various costs and expenses an investor will bear directly and indirectly in respect of each Index Series of the Fund. The tables show all expenses and fees the Fund is expected to incur. "Other Expenses" are based on estimated amounts for the current fiscal year expressed as a percent of average net assets. The examples set forth below are presented for an investment of $1,000 (see next paragraph) as required by rules of the SEC. THE EXAMPLES IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The notes to the tables and the information under "Explanation of Tables" should be carefully reviewed when reading the tables.

    As of February 22, 1996, the approximate minimum value of a portfolio of index securities comprising a deposit of a designated portfolio of equity securities constituting an optimized representation of the subject MSCI Index ("Deposit Securities") for an in-kind purchase or redemption of a Creation Unit of WEBS of each Index Series would have been as follows: the Australia Index Series, $1,945,445; the Austria Index Series, $1,106,474; the Belgium Index Series, $592,238; the Canada Index Series, $1,007,589; the France Index Series, $2,515,209; the Germany Index Series, $4,016,230; the Hong Kong Index Series,
$1,046,255;  the  Italy  Index  Series,  $2,050,122;  the  Japan  Index  Series,
$8,922,139; the Malaysia Index Series, $1,002,350; the Mexico (Free) Index Series, $984,512; the Netherlands Index Series, $793,960; the Singapore (Free) Index Series, $1,312,727; the Spain Index Series, $1,063,585; the Sweden Index Series, $1,026,640; the Switzerland Index Series, $1,619,444; and the United Kingdom Index Series, $2,499,129. The foregoing values are estimates based on information available on February 22, 1996. The actual dollar value on any particular day will fluctuate and may be greater or less than such values.

                                      AUSTRALIA       AUSTRIA        BELGIUM      CANADA INDEX   FRANCE INDEX
                                     INDEX SERIES   INDEX SERIES   INDEX SERIES      SERIES         SERIES
                                     ------------   ------------   ------------   ------------   ------------
A. Shareholder Transaction Expenses
  Maximum Sales Load Imposed on
   Purchases of Creation Units of
   WEBS (as a percentage of amount
   of investment)..................       None           None           None           None           None
  Maximum Transaction Fee (a) for
   Purchase of one Creation Unit of
   WEBS:
    In-kind and Cash Purchases
     (b)...........................     $3,830         $1,750         $1,500         $4,000         $4,200
    Additional Variable Charge for
     Cash Purchases (NOTE - The
     Fund will not ordinarily
     permit cash purchases.)(b)....       .60%           .67%           .30%           .18%           .22%
  Deferred Sales Load..............       None           None           None           None           None
  Maximum Redemption Transaction
   Fee (a) for Redemption of one
   Creation Unit of WEBS:
    In-kind and Cash Redemptions
     (c)...........................     $3,830         $1,750         $1,500         $4,000         $4,200
    Additional Variable Charge for
     Cash Redemptions (NOTE - The
     Fund will not ordinarily
     permit cash
     redemptions.)(c)..............       .60%           .67%           .30%           .18%           .22%
B. Annual Series Operating Expenses
  (as a percentage of average net
assets)
  Management Fees..................       .27%           .27%           .27%           .27%           .27%
  12b-1 Fees (d)...................       .25%           .25%           .25%           .25%           .25%
  Other Expenses, after fee
   waiver*.........................       .35%           .35%           .35%           .32%           .35%
  Total Operating Expenses, after
   fee waiver......................       .87%           .87%           .87%           .84%           .87%

                                       GERMANY       HONG KONG        ITALY       JAPAN INDEX
                                     INDEX SERIES   INDEX SERIES   INDEX SERIES      SERIES
                                     ------------   ------------   ------------   ------------
A. Shareholder Transaction Expenses
  Maximum Sales Load Imposed on
   Purchases of Creation Units of
   WEBS (as a percentage of amount
   of investment)..................       None           None           None           None
  Maximum Transaction Fee (a) for
   Purchase of one Creation Unit of
   WEBS:
    In-kind and Cash Purchases
     (b)...........................     $2,800         $4,650         $2,400        $ 8,000
    Additional Variable Charge for
     Cash Purchases (NOTE - The
     Fund will not ordinarily
     permit cash purchases.)(b)....       .19%           .60%           .30%           .11%
  Deferred Sales Load..............       None           None           None           None
  Maximum Redemption Transaction
   Fee (a) for Redemption of one
   Creation Unit of WEBS:
    In-kind and Cash Redemptions
     (c)...........................     $2,800         $4,650         $2,400        $ 8,000
    Additional Variable Charge for
     Cash Redemptions (NOTE - The
     Fund will not ordinarily
     permit cash
     redemptions.)(c)..............       .19%           .60%           .30%           .11%
B. Annual Series Operating Expenses
  (as a percentage of average net
assets)
  Management Fees..................       .27%           .27%           .27%           .27%
  12b-1 Fees (d)...................       .25%           .25%           .25%           .25%
  Other Expenses, after fee
   waiver*.........................       .35%           .37%           .34%           .31%
  Total Operating Expenses, after
   fee waiver......................       .87%           .89%           .86%           .83%

* Other Expenses are estimates only.

NOTE: ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THE AMOUNTS SHOWN.

                                                       MEXICO                      SINGAPORE
                                       MALAYSIA     (FREE) INDEX   NETHERLANDS    (FREE) INDEX
                                     INDEX SERIES      SERIES      INDEX SERIES      SERIES
                                     ------------   ------------   ------------   ------------
A. Shareholder Transaction Expenses
  Maximum Sales Load Imposed on
   Purchases of Creation Units of
   WEBS (as a percentage of amount
   of investment)..................       None           None           None           None
  Maximum Transaction Fee (a) for
   Purchase of one Creation Unit of
   WEBS:
    In-kind and Cash Purchases
     (b)...........................     $8,120         $2,750         $1,900         $5,200
    Additional Variable Charge for
     Cash Purchases (NOTE - The
     Fund will not ordinarily
     permit cash purchases.) (b)...      1.07%           .24%           .25%          1.30%
  Deferred Sales Load..............       None           None           None           None
  Maximum Redemption Transaction
   Fee (a) for Redemption of one
   Creation Unit of WEBS:
    In-kind and Cash Redemptions
     (c)...........................     $5,200         $2,750         $1,900         $2,100
    Additional Variable Charge for
     Cash Redemptions (NOTE - The
     Fund will not ordinarily
     permit cash redemptions.)
     (c)...........................      1.07%           .24%           .25%          1.30%
B. Annual Series Operating Expenses
  (as a percentage of average net
assets)
  Management Fees..................       .27%           .27%           .27%           .27%
  12b-1 Fees (d)...................       .25%           .25%           .25%           .25%
  Other Expenses, after fee
   waiver*.........................       .37%           .50%           .35%           .35%
  Total Operating Expenses, after
   fee waiver......................       .89%          1.02%           .87%           .87%

                                                                                     UNITED
                                     SPAIN INDEX    SWEDEN INDEX   SWITZERLAND      KINGDOM
                                        SERIES         SERIES      INDEX SERIES   INDEX SERIES
                                     ------------   ------------   ------------   ------------
A. Shareholder Transaction Expenses
  Maximum Sales Load Imposed on
   Purchases of Creation Units of
   WEBS (as a percentage of amount
   of investment)..................       None           None           None           None
  Maximum Transaction Fee (a) for
   Purchase of one Creation Unit of
   WEBS:
    In-kind and Cash Purchases
     (b)...........................     $4,300         $2,150         $4,030         $6,000
    Additional Variable Charge for
     Cash Purchases (NOTE - The
     Fund will not ordinarily
     permit cash purchases.) (b)...       .25%           .25%           .33%           .25%
  Deferred Sales Load..............       None           None           None           None
  Maximum Redemption Transaction
   Fee (a) for Redemption of one
   Creation Unit of WEBS:
    In-kind and Cash Redemptions
     (c)...........................     $2,400         $2,150         $4,030         $6,000
    Additional Variable Charge for
     Cash Redemptions (NOTE - The
     Fund will not ordinarily
     permit cash redemptions.)
     (c)...........................       .45%           .25%           .33%           .75%
B. Annual Series Operating Expenses
  (as a percentage of average net
assets)
  Management Fees..................       .27%           .27%           .27%           .27%
  12b-1 Fees (d)...................       .25%           .25%           .25%           .25%
  Other Expenses, after fee
   waiver*.........................       .35%           .35%           .35%           .32%
  Total Operating Expenses, after
   fee waiver......................       .87%           .87%           .87%           .84%

* Other Expenses are estimates only.

NOTE: ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THE AMOUNTS SHOWN.

------------------------
(a) In addition to Transaction Fees shown, an investor purchasing a Creation Unit of WEBS will bear the costs of transferring the securities in the Portfolio Deposit (defined herein) to the Fund and an investor redeeming Creation Units will bear the costs of transferring securities in the Portfolio Deposit from the Fund to the investor. In each case, such costs will include settlement and custody charges, registration costs, transfer taxes and similar charges. As some of such costs are fixed, the cost of transferring Deposit Securities relating to multiple Creation Units of WEBS of the same Index Series may be proportionally less than the cost of transferring Deposit Securities relating to one Creation Unit. See "Purchase and Issuance of WEBS in Creation Units" and "Redemption of WEBS in Creation Units".

(b) Paid to the Fund to offset transaction costs incurred by each Index Series in connection with the issuance of a Creation Unit. The purchase transaction fee is not a sales charge. The purchase transaction fees listed are the fees expected to be imposed in connection with the purchase of Creation Units of a given Index Series. The basic purchase transaction fees for in-kind and cash purchases are the same no matter how many Creation Units of a given Index Series are being purchased pursuant to any one purchase order except in the case of the Malaysia, Singapore (Free) and Spain Index Series where the amount shown reflects inclusion of a variable charge based on the total market value of one Creation Unit of the relevant Index Series. The variable charge represents stamp duty or "put through" fees imposed when securities are delivered in the local market. The charges are calculated as follows:
    Malaysia - .30% of market value; Singapore - .20% of market value; and Spain
    - .10% of market value. The Fund may adjust such fees from time to time based upon actual experience. Cash purchases of Creation Units, when available, are also subject to an Additional Variable Charge, expressed as a percentage of the value of the Portfolio Deposit. The Fund will not ordinarily permit cash purchases. See "Purchase and Issuance of WEBS in Creation Units".

(c) Paid to the Fund to offset transaction costs incurred by each Index Series in connection with the redemption of a Creation Unit. The redemption transaction fees listed are the fees expected to be imposed in connection with the redemption of Creation Units of a given Index Series. The basic redemption transaction fees are the same no matter how many Creation Units of a given Index Series are being redeemed pursuant to any one redemption request. The Fund may adjust such fees from time to time based upon actual experience. Cash redemptions of Creation Units, when available, are also subject to an Additional Variable Charge, expressed as a percentage of the value of the Creation Unit(s) being redeemed. The Fund will not ordinarily permit cash redemptions. See "Redemption of WEBS in Creation Units".

(d) All payments to the Distributor of the Fund to compensate the Distributor will be made pursuant to the Fund's 12b-1 Plan. All amounts payable under the 12b-1 Plan will not exceed, on an annualized basis, .25% of the Fund's average daily net assets. See "Management of the Fund -- Distributor". A long-term shareholder of an Index Series may pay more in total sales charges than the economic equivalent of the maximum front-end sales charges otherwise permitted by the rules of the National Association of Securities Dealers, Inc.

EXPLANATION OF TABLES

A. Shareholder Transaction Expenses are charges that investors pay to buy or sell Creation Units of the Fund. The figures in the table are estimates and actual shareholder transaction expenses may vary from such estimates. See "Purchase and Issuance of WEBS in Creation Units" and "Redemption of WEBS in Creation Units" in this Prospectus and in the Statement of Additional Information for an explanation of how these charges apply.


B. Annual Series Operating Expenses are based on estimated "Other Expenses". Actual expenses may vary from these estimates and will be affected by, among other things, the levels of average net assets of an Index Series and the Fund. Management fees are paid to the Adviser to provide each Index Series with investment advisory, management and certain administrative services. Fees paid to PFPC Inc. to provide the Fund with administrative and fund accounting services are included in "Other Expenses", and are estimated based on assumed average daily net assets of each Index Series of $100 million. For the first year of the Fund's operations, PFPC Inc. has agreed to waive a portion of its fees. In the absence of this fee waiver, it is estimated that "Other Expenses" and "Total Operating Expenses", respectively, for each Index Series would equal approximately as follows: Australia Index Series .38% and .90%; Austria Index Series .38% and .90%; Belgium Index Series .38% and .90%; Canada Index Series .35% and .87%; France Index Series .38% and .90%; Germany Index Series .38% and .90%; Hong Kong Index Series .40% and .92%; Italy Index Series .37% and .89%; Japan Index Series .34% and .87%; Malaysia Index Series .40% and .92%; Mexico (Free) Index Series .53% and 1.05%; Netherlands Index Series .38% and .90%; Singapore (Free) Index Series .38% and .90%; Spain Index Series .38% and .90%; Sweden Index Series .38% and .90%; Switzerland Index Series .38% and .90%; and United Kingdom Index Series .35% and .87%. Distribution fees are paid to the Distributor, to compensate the Distributor and/or reimburse it for certain expenses and for payments made
    to  dealers  and  other   persons  providing  distribution,  marketing   and
    shareholder services to the Fund. See "Management of the Fund" for additional information.


EXAMPLES OF EXPENSES

(a) WEBS in less than Creation Units are not redeemable. The Fund expects to redeem Creation Units principally on an in-kind basis for Deposit Securities. See "Redemption of WEBS in Creation Units" herein and in the Statement of Additional Information. If an investor were permitted to purchase and redeem less than a Creation Unit of WEBS on an in-kind basis, such investor would pay the following expenses on a $1,000 investment (payment with a deposit of Deposit Securities), assuming (1) a 5% annual return and (2) redemption (delivery of Deposit Securities), at the end of each indicated time period:

                                                                                                  1 YEAR       3 YEARS
                                                                                                    ($)          ($)
                                                                                                -----------  -----------
   Australia Index Series.....................................................................          10           30
   Austria Index Series.......................................................................          11           30
   Belgium Index Series.......................................................................          12           31
   Canada Index Series........................................................................          13           32
   France Index Series........................................................................          11           30
   Germany Index Series.......................................................................          10           29
   Hong Kong Index Series.....................................................................          12           32
   Italy Index Series.........................................................................          10           29
   Japan Index Series.........................................................................          10           28
   Malaysia Index Series......................................................................          15           35
   Mexico (Free) Index Series.................................................................          14           36
   Netherlands Index Series...................................................................          12           31
   Singapore (Free) Index Series..............................................................          11           30
   Spain Index Series.........................................................................          11           31
   Sweden Index Series........................................................................          11           31
   Switzerland Index Series...................................................................          11           30
   United Kingdom Index Series................................................................          11           30

(b) Such an investor would pay the following expenses on the same investment, assuming no redemptions:

                                                                                                  1 YEAR       3 YEARS
                                                                                                    ($)          ($)
                                                                                                -----------  -----------
   Australia Index Series.....................................................................           9           29
   Austria Index Series.......................................................................           9           29
   Belgium Index Series.......................................................................           9           29
   Canada Index Series........................................................................           9           28
   France Index Series........................................................................           9           29
   Germany Index Series.......................................................................           9           29
   Hong Kong Index Series.....................................................................           9           29
   Italy Index Series.........................................................................           9           28
   Japan Index Series.........................................................................           9           27
   Malaysia Index Series......................................................................           9           29
   Mexico (Free) Index Series.................................................................          11           33
   Netherlands Index Series...................................................................           9           29
   Singapore (Free) Index Series..............................................................           9           29
   Spain Index Series.........................................................................           9           29
   Sweden Index Series........................................................................           9           29
   Switzerland Index Series...................................................................           9           29
   United Kingdom Index Series................................................................           9           28

    The examples above illustrate the estimated expenses associated with a $1,000 investment in a Creation Unit of WEBS on an in-kind basis over periods of 1 and 3 years, based on the expenses in the table and an assumed annual rate of return of 5%. The presentation of a $1,000 investment in a Creation Unit is for illustration purposes only, as WEBS may only be purchased from the Fund or redeemed by the Fund in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected Index Series expenses or performance, both of which may vary. The expenses associated with a $1,000 investment in WEBS include a pro rata portion of shareholder transaction expenses associated with the purchase or sale of a Creation Unit, which would have been valued as of February 22, 1996 at between $592,000 and $8,923,000, depending on the Index Series, assuming for this purpose that the net asset value of a Creation Unit was the same as the value of the Deposit Securities as of such date. See the second paragraph under Summary of Fund Expenses.

                                  THE FUND AND
                                ITS INDEX SERIES

FOREIGN FUND, INC. AND ITS INVESTMENT OBJECTIVE

    The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), organized as a series fund. Initially, seventeen Index Series of the Fund will issue shares: the Australia Index Series, the Austria Index Series, the Belgium Index Series, the Canada Index Series, the France Index Series, the Germany Index Series, the Hong Kong Index Series, the Italy Index Series, the Japan Index Series, the Malaysia Index Series, the Mexico (Free) Index Series, the Netherlands Index Series, the Singapore (Free) Index Series, the Spain Index Series, the Sweden Index Series, the Switzerland Index Series and the United Kingdom Index Series. Each of the Canada Index Series, the France Index Series, the Japan Index Series and the United Kingdom Index Series is classified as a "diversified" investment company under the 1940 Act. Each of the other Index Series offered hereby is classified as a "non-diversified" investment company under the 1940 Act. The Board of Directors of the Fund may authorize additional Index Series in the future.

    The investment objective of each of the initial seventeen Index Series is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular foreign equity securities index. Each of the Index Series utilizes an MSCI Index that reflects the reinvestment of net dividends as its benchmark index (except for the MSCI Mexico (Free) Index utilized by the Mexico (Free) Index Series, which reflects the reinvestment of gross dividends). See "The Benchmark MSCI Indices Utilized by the Index Series" below. Each MSCI Index is a market capital weighted index of equity securities traded on the principal securities exchange(s) and, in some cases, the over-the-counter market, of the respective country. The investment objective of each Index Series is a fundamental policy and cannot be changed without the approval of the holders of a majority of the respective Index Series' voting securities (as defined in the 1940 Act).

    There can be no assurance that the investment objective of any Index Series will be achieved. In this regard, it should be noted that the benchmark indices are unmanaged and bear no management, administration, distribution, transaction or other expenses or taxes, while each Index Series must bear these expenses and are also subject to a number of limitations on their investment flexibility. In addition, certain Index Series are subject to foreign tax withholding at rates different than those assumed by the relevant benchmark index. See "The Benchmark MSCI Indices Utilized by the Index Series". Investing in WEBS of an Index Series involves special risks of investing in securities of the relevant foreign country. For a discussion of certain special considerations and risk factors relevant to an investment in WEBS, see "Investment Considerations and Risks".

WORLD EQUITY BENCHMARK SHARES: "WEBS"

    The shares of common stock, par value $.001 per share, of each Index Series are referred to herein as "World Equity Benchmark Shares" or "WEBS". EXCEPT WHEN AGGREGATED IN CREATION UNITS, WEBS ARE NOT REDEEMABLE SECURITIES OF THE FUND. The WEBS have been listed for trading on the American Stock Exchange, Inc. (the "AMEX"). It is expected that the non-redeemable WEBS will trade on the AMEX during the day at prices that differ to some degree from their net asset value. See "Determination of Net Asset Value", "Exchange Listing and Trading", "Investment Considerations and Risks" and "Redemption of WEBS in Creation Units".

WHO SHOULD INVEST?

    The WEBS of each Index Series of the Fund are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies located in the country of the subject MSCI Index. Unlike equity mutual funds that seek to "beat" market averages with unpredictable results, the Index Series seek to provide investment results that correspond generally to the price and yield performance of their respective benchmark indices.

    It is generally recognized that international diversification of an investment portfolio reduces risk. Many of the foreign equity securities held by the Index Series are difficult to purchase or hold, or are, as a practical matter, not available to retail investors. The Fund offers investors a convenient way to obtain indexed exposure to the equity markets of specific foreign countries. It should be noted, however, that the prices of WEBS of a particular Index Series are expected to be volatile, and investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. No assurance can be given that any Index Series will achieve its stated objective and shareholders should understand that they will be exposed to the risks inherent in international equity investing. Because of the risks associated with international equity investments, an Index Series is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. See "Investment Considerations and Risks".

INVESTMENT POLICIES

    The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, each Index Series of the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of its benchmark index through quantitative analytical procedures. Stocks are selected for inclusion in an Index Series in order to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the subject MSCI Index taken in its entirety. Index Series generally will not hold all of the stocks in their respective benchmark indices but will typically hold a representative subset of such stocks selected through the Adviser's application of portfolio sampling techniques. However, each Index Series reserves the right to invest in all of the stocks in its benchmark index and where an Index Series benchmark index is comprised of relatively few securities it may do so on a regular basis.

    Each Index Series has the policy to remain as fully invested as practicable in a pool of equity securities the performance of which will approximate the performance of the subject MSCI Index taken in its entirety. An Index Series will normally invest at least 95% of its total assets in stocks that are represented in the relevant MSCI Index and will at all times invest at least 90% of its total assets in such stocks. An Index Series may invest its remaining assets in Short-Term Investments (defined below) and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps, cash, forward currency exchange contracts and Short-Term Investments that are intended to provide the Index Series with exposure to such stocks (the Index Series will not use such instruments to leverage their investment portfolios). "Short-Term Investments" are short-term high quality debt securities that include: obligations of the United States Government and its agencies or instrumentalities; commercial paper (rated
Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Corporation), bank certificates of deposit and bankers' acceptances; repurchase agreements collateralized by the foregoing securities; participation interests in such securities; and shares of money market funds (subject to applicable limits under the Investment Company Act).

    An Index Series will not invest in cash reserves or Short-Term Investments or utilize futures contracts, options or swap agreements as part of a temporary defensive strategy to protect against potential stock market declines. An Index Series may enter into forward currency exchange contracts in order to facilitate settlements in local markets, in connection with positions in stock index futures, and to protect against currency exposure in connection with its distributions to shareholders, but not as part of a defensive strategy to protect against fluctuations in exchange rates. See "Implementation of Policies" for a description of these and other investment practices of the Fund.

    Each Index Series has a policy to concentrate its investments in an industry or industries if, and to the extent that, its benchmark index concentrates in such industry or industries, except where the concentration of the relevant index is the result of a single stock. As a result of this policy, an Index

Series will maintain at least 25% of the value of its assets in securities of issuers in each industry for which its benchmark index has a concentration of more than 25% (except where the concentration of the index is the result of a single stock). No Index Series will concentrate its investments otherwise. If the benchmark index for an Index Series has a concentration of more than 25% because of a single stock (i.e., if one stock in the benchmark index accounts for more than 25% of the index and it is the only stock in the index in its industry), the Index Series will invest less than 25% of its assets in such stock and will reallocate the excess to stocks in other industries. Changes in an Index Series' concentration (if any) and non-concentration would be made "passively" -- that is, any such changes would be made solely as a result of changes in the concentrations of the benchmark index's constituents. At the date of this Prospectus, as a result of this policy, the Austria Index Series concentrates in the Banking industry, the Hong Kong Index Series concentrates in the Real Estate industry, the Singapore (Free) Index Series concentrates in the Banking industry, the Spain Index Series concentrates in the Utilities (Electrical & Gas) and Banking industries, and the Switzerland Index Series concentrates in the Health & Personal Care industry. Since the concentration of each Index Series is based on that of its benchmark index, changes in the market values of the Index Series' portfolio securities will not necessarily trigger changes in the portfolio of such Index Series.

    The concentration policy of each Index Series is a fundamental policy that may be changed only with shareholder approval. Each of the other investment policies of each Index Series is a nonfundamental policy that may be changed by the Board of Directors without shareholder approval. However, shareholders would be notified prior to any material change in these policies. See "Investment Limitations" herein and "Investment Policies and Restrictions" in the Statement of Additional Information for a listing of limitations on investment practices that may only be changed with shareholder approval.

IMPLEMENTATION OF POLICIES

    An Index Series generally will not hold all of the issues that comprise the subject MSCI Index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, each Index Series will attempt to hold a representative sample of the securities in the Index, which will be selected by the Adviser utilizing quantitative analytical models in a technique known as "portfolio sampling". Under this technique, each stock is considered for inclusion in the Index Series based on its contribution to certain capitalization, industry and fundamental investment characteristics. The Adviser will seek to construct the portfolio of each Index Series so that, in the aggregate, its capitalization, industry and fundamental investment characteristics perform like those of the subject MSCI Index. Over time, the portfolio composition of an Index Series may be altered (or "rebalanced") to reflect changes in the characteristics of the subject MSCI Index or with a view to bringing the performance and characteristics of the Index Series more in line with that of the relevant MSCI Index. Such rebalancings will require the Index Series to incur transaction costs and other expenses. As noted above, each Index Series reserves the right to invest in all of the securities in the benchmark index, and Index Series with benchmark indices comprised of relatively few stocks may do so on a regular basis.

    Due to the use of this portfolio sampling technique, an Index Series is not expected to track its benchmark index with the same degree of accuracy as would an investment vehicle that invested in every component security of the subject index. The Adviser expects that, over time, the "expected tracking error" of an Index Series relative to the performance of its benchmark index will be less than 5% and that the tracking error will generally be greater for Index Series that have benchmark indices with fewer rather than greater numbers of component stocks. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the Index Series will be between 95% and 105% of the subject MSCI Index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the Index Series increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Fund, taxes, the need to comply with the diversification and other requirements of the Internal Revenue Code of 1986 (the "Internal Revenue Code") and other requirements may adversely impact the tracking of the performance of an Index Series to that of its benchmark index. The Adviser will monitor the tracking error of each Index Series on an ongoing basis and will seek to minimize tracking error to the maximum extent possible. See also the discussion of portfolio sampling in the preceding paragraph. There can be no assurance that any Index Series will achieve any particular level of tracking error relative to the performance of the relevant benchmark index. Semiannual and annual reports of the Fund will disclose tracking error over the previous six month periods, and in the event that tracking error exceeds 5%, the Board of Directors of the Fund will consider what action might be appropriate.

    Although the policy of each Index Series of the Fund is to remain substantially fully invested in equity securities, an Index Series may also invest in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps and cash and Short-Term Investments that are intended to provide the Index Series with exposure to such equity securities, and in certain Short-Term Investments that are not associated with related positions in stock index futures contracts, options on such futures contracts, stock index options or stock index swaps. Such investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units of WEBS.

    An Index Series may purchase stock index futures contracts, options on such futures contracts and stock index options and may enter into stock index swaps to simulate full investment in the underlying index to a limited extent. This may be done to facilitate trading (e.g., to rapidly gain exposure to a market in anticipation of purchasing the underlying equities over time), to reduce transaction costs or because the Adviser has determined that the use of such instruments permits the Index Series to gain exposure to the underlying equities at a lower cost than by making direct investments in the cash market. While each of these instruments can be used to leverage an investment portfolio, no Index Series may use them to leverage its net assets.

    An Index Series may enter into foreign currency forward and foreign currency futures contracts to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

    The Fund may lend securities from the portfolio of an Index Series to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because the cash, government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables an Index Series to earn income that may partially offset the expenses of the Index Series, and thereby reduce the effect that expenses have on an Index Series' ability to provide investment results that correspond generally to the price and yield performance of its benchmark index. These loans may not exceed 33% of an Index Series' total assets. The documentation for these loans will provide that the Index Series will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Index Series is determined, consisting of cash, government securities or other assets permitted by applicable regulations and interpretations. An Index Series will pay reasonable administrative and custodial fees in connection with the loan of securities. The Index Series will invest cash collateral in Short-Term Investments, and the Index Series will bear the risk of loss of the invested collateral. In addition, an Index Series will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. Morgan Stanley Trust Company serves as Lending Agent of the Fund and, in such capacity, will share equally with the respective Index Series any net income earned on invested collateral. An Index Series' share of income from the loan collateral will be included in the Index Series' gross investment income. The Fund will comply with the conditions for securities lending established by the SEC staff.

    Although each Index Series generally seeks to invest for the long term, the Index Series retain the right to sell securities irrespective of how long they have been held. However, because of the "passive" investment management approach of the Fund, the portfolio turnover rate for each Index Series is expected to be under 50%, a generally lower turnover rate than for many other investment companies. A portfolio turnover rate of 50% would occur if one half of an Index Series' securities were sold within one year. Ordinarily, securities will be sold from an Index Series only to reflect certain administrative changes in an Index (including mergers or changes in the composition of the Index) or to accommodate cash flows out of the Index Series while seeking to keep the performance of the Index Series in line with that of its benchmark index. In addition, securities may be sold from an Index Series in certain circumstances to ensure the Index Series' compliance with the diversification and other requirements of the Internal Revenue Code and with other requirements, which would tend to raise the portfolio turnover rate of such Index Series. Purchases and sales of securities in connection with such compliance will involve transaction costs which will be borne by the respective Index Series.

    An Index Series may borrow money from a bank up to a limit of 33% of the market value of its assets, but only for temporary or emergency purposes (e.g., to facilitate distributions to shareholders or to meet redemption requests (in connection with Creation Units of WEBS that the Fund agrees to redeem for cash) prior to the settlement of securities already sold or in the process of being sold by the Index Series). To the extent that an Index Series borrows money prior to receiving distributions on its portfolio securities or prior to selling securities in connection with a redemption, it may be leveraged; at such times, the Index Series may appreciate or depreciate in value more rapidly than its benchmark index. An Index Series will not make cash purchases of securities when the amount of money borrowed exceeds 5% of the market value of its total assets.

INVESTMENT LIMITATIONS

    Each Index Series of the Fund intends to observe certain limitations on its investment practices. Specifically, an Index Series may not:

        (i) lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that an Index Series may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

        (ii) issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33% of the value of the Index Series' total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Index Series will not purchase securities while borrowings in excess of 5% of the Index Series' total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings;

       (iii) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings; or

       (iv) purchase a security (other than obligations of the United States Government, its agencies or instrumentalities) if as a result 25% or more of its total assets would be invested in a single issuer.

Except with regard to an Index Series' borrowing policy and illiquid securities policy, all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Index Series' portfolio. The investment limitations described in (i) through (iv) above and the preceding paragraph, and certain additional limitations described in the Statement of Additional Information, may be changed with respect to an Index Series only with the approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Index Series.

THE BENCHMARK MSCI INDICES UTILIZED BY THE INDEX SERIES


    Each Index Series uses the corresponding MSCI Index listed below as its benchmark (the Australia Index Series uses the MSCI Australia Index, etc.). MSCI publishes several versions of each stock index that it compiles. With the exception of the MSCI Mexico (Free) Index, the MSCI Indices used by Index Series as benchmarks reflect the reinvestment of net dividends. "Net dividends" means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stocks that are resident in Luxembourg. Such withholding rate currently differs from that applicable to the Australia, Austria and Germany Index Series. So-called "un-franked" dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the Australia Index Series (there is no difference in the treatment of "franked" dividends). Austrian companies impose a 15% dividend withholding on Luxembourg residents and an 11% rate on the Austria Index Series. German companies impose a 15% dividend withholding on Luxembourg residents and a 10% rate on the German Index Series. The Mexico (Free) Index Series' benchmark index, the MSCI Mexico (Free) Index, reflects the reinvestment of gross dividends. "Gross dividends" means dividends before reduction for taxes withheld at source. Mexican companies do not withhold tax to U.S. investors.


    The stocks included in an MSCI Index are chosen by Morgan Stanley Capital International on a statistical basis. Each stock in an MSCI Index is weighted according to its market value as a percentage of the total market value of all stocks in the Index. (A stock's market value equals the number of shares outstanding times the most recent price of the security.) The inclusion of a stock in an MSCI Index in no way implies that Morgan Stanley Capital International believes the stock to be an attractive investment.

    IN GENERAL

    The Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. The MSCI Indices have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

    Although local stock exchanges have traditionally calculated their own indices, these are generally not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets for all indices, developed and emerging.

    MSCI Indices are notable for the depth and breadth of their coverage. MSCI generally seeks to have 60% of the capitalization of a country's stock market reflected in the MSCI index for such country. Thus, the MSCI Indices balance the inclusiveness of an "all share" index against the replicability of a "blue chip" index.

    WEIGHTING

    All single-country MSCI Indices are market capitalization weighted, i.e., companies are included in the indices at their full market value (total number of shares issued and paid up, multiplied by price). MSCI believes full market capitalization weighting is preferable to other weighting schemes for both theoretical and practical reasons.

    MSCI calculates two indices in some countries in order to address the issue of restrictions on foreign ownership in such countries. The additional indices are called "Free" indices, and they exclude companies and share classes not purchasable by foreigners. Free indices are currently calculated for Singapore, Mexico, the Philippines and Venezuela, and for those regional and international indices which include such markets.

    Market capitalization weighting, combined with a consistent target of 60% of market capitalization, helps ensure that each country's weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policy among MSCI developed and emerging market indices is also critical to the calculation of certain combined developed and emerging market indices published by MSCI.

    THE MSCI AUSTRALIA INDEX ("MSCI AUSTRALIA"). The MSCI Australia consists primarily of stocks that are traded on the Australian Stock Exchange. On January 31, 1996, the MSCI Australia consisted of 49 stocks. The three largest constituents of the MSCI Australia and the respective approximate percentages of the MSCI Australia represented thereby were Broken Hill Proprietary Company Ltd. (19.8%), News Corp. (11.1%) and National Australia Bank (9.9%), for a total of approximately 40.8% of the MSCI Australia. As of January 31, 1996, the ten largest constituents comprised approximately 67.4% of the market capitalization of the MSCI Australia. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Australia, and the approximate percentages of the MSCI Australia represented thereby, were Energy Sources (22.6%), Banking (16.5%) and Metals -- Non-Ferrous (12.0%), for a total of approximately 51.1% of the MSCI Australia. The MSCI Australia represented approximately 55.1% of the aggregate capitalization of the Australian equity markets at January 31, 1996.

    THE MSCI AUSTRIA INDEX ("MSCI AUSTRIA"). The MSCI Austria consists primarily of stocks that are traded on the Vienna Stock Exchange. On January 31, 1996, the MSCI Austria consisted of 24 stocks. The three largest constituents of the MSCI Austria and the respective approximate percentages of the MSCI Austria represented thereby were Bank of Austria (19.1%), Creditanstalt, (11.3%), and EA-Generali (10.9%) for a total of approximately 41.3% of the MSCI Austria. As of January 31, 1996, the ten largest constituents comprised approximately 87.0% of the market capitalization of the MSCI Austria. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Austria, and the approximate percentages of the MSCI Austria represented thereby, were Banking (30.4%), Insurance (10.9%) and Energy Sources (10.7%), for a total of approximately 52.0% of the MSCI Austria. The MSCI Austria represented approximately 61.5% of the aggregate capitalization of the Austrian equity markets at January 31, 1996.

    THE MSCI BELGIUM INDEX ("MSCI BELGIUM"). The MSCI Belgium consists primarily of stocks that are traded on the Brussels Stock Exchange. On January 31, 1996, the MSCI Belgium consisted of 20 stocks. As of January 31, 1996, the three largest constituents of the MSCI Belgium and the respective approximate percentages of the MSCI Belgium represented thereby were Electrabel (21.4%), Petrofina (11.2%) and Tractebel (9.7%), for a total of approximately 42.3% of the MSCI Belgium. As of January 31, 1996, the ten largest constituents comprised approximately 87.1% of the market capitalization of the MSCI Belgium. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Belgium, and the approximate percentages of the MSCI Belgium represented thereby, were Utilities -- Electrical & Gas (21.4%), Multi-Industry (17.5%) and Banking (15.9%), for a total of approximately 54.8% of the MSCI Belgium. The MSCI Belgium represented approximately 59.9% of the aggregate capitalization of the Belgian equity markets at January 31, 1996.

    THE MSCI CANADA INDEX ("MSCI CANADA"). The MSCI Canada consists primarily of stocks that are traded on the Toronto Stock Exchange. On January 31, 1996, the MSCI Canada consisted of 84 stocks. The three largest constituents of the MSCI Canada and the respective approximate percentages of the MSCI Canada represented thereby were Seagram (6.4%), Northern Telecom (5.4%) and BCE Inc. (5.4%), for a total of approximately 17.2% of the MSCI Canada. As of January 31, 1996, the ten largest constituents comprised approximately 43.0% of the market capitalization of the MSCI Canada. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Canada, and the approximate percentages of the MSCI Canada represented thereby, were Banking (13.0%), Energy Sources (11.5%) and Metals -- Non-Ferrous (11.0%), for a total of approximately 35.5% of the MSCI Canada. The MSCI Canada represented approximately 60.4% of the aggregate capitalization of the Canadian equity markets at January 31, 1996.

    THE MSCI FRANCE INDEX ("MSCI FRANCE"). The MSCI France consists primarily of stocks that are traded on the Paris Stock Exchange. On January 31, 1996, the MSCI France consisted of 74 stocks. The three largest constituents of the MSCI France and the respective approximate percentages of the MSCI France represented thereby were Elf Aquitaine (6.0%), LVMH (Moet Vuitton) (5.7%) and L'Oreal (5.1%), for a total of approximately 16.8% of the MSCI France. As of January 31, 1996, the ten largest constituents comprised approximately 44.3% of the market capitalization of the MSCI France. As of January 31, 1996, the three most highly represented industry sectors in the MSCI France, and the approximate percentages of the MSCI France represented thereby, were Energy Sources (10.7%), Merchandising (9.6%) and Banking (9.5%), for a total of approximately 29.8% of the MSCI France. The MSCI France represented approximately 65.1% of the aggregate capitalization of the French equity markets at January 31, 1996.

    THE MSCI GERMANY INDEX ("MSCI GERMANY"). The MSCI Germany consists primarily of stocks that are traded on the Frankfurt Stock Exchange. On January 31, 1996, the MSCI Germany consisted of 69 stocks. The three largest constituents of the MSCI Germany and the respective approximate percentages of the MSCI Germany represented thereby were Allianz Holding (11.5%), Siemens (8.4%) and Daimler-Benz (7.5%), for a total of approximately 27.5% of the MSCI Germany. As of January 31, 1996, the ten largest constituents comprised approximately 63.1% of the market capitalization of the MSCI Germany. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Germany, and the approximate percentages of the MSCI Germany represented thereby, were Insurance (17.9%), Banking (13.7%) and Utilities -- Electrical & Gas (10.8%), for a total of approximately 42.4% of the MSCI Germany. The MSCI Germany represented approximately 62.7% of the aggregate capitalization of the German equity markets at January 31, 1996.

    THE MSCI HONG KONG INDEX ("MSCI HONG KONG"). The MSCI Hong Kong consists primarily of stocks that are traded on The Stock Exchange of Hong Kong Limited
(SEHK). On January 31, 1996, the MSCI Hong Kong consisted of 38 stocks. The three largest constituents of the MSCI Hong Kong and the respective approximate percentages of the MSCI Hong Kong represented thereby were Hutchison Whampoa (12.8%), Sun Hung Kai Properties (12.4%) and Hong Kong Telecom (11.5%), for a total of approximately 36.7% of the MSCI Hong Kong. As of January 31, 1996, the ten largest constituents comprised approximately 80.7% of the market capitalization of the MSCI Hong Kong. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Hong Kong, and the approximate percentages of the MSCI Hong Kong represented thereby, were Real Estate (37.0%), Multi-Industry (20.4%) and Banking (12.8%), for a total of approximately 70.2% of the MSCI Hong Kong. The MSCI Hong Kong represented approximately 59.2% of the aggregate capitalization of the Hong Kong equity markets at January 31, 1996.

    THE MSCI ITALY INDEX ("MSCI ITALY"). The MSCI Italy consists primarily of stocks that are traded on the Milan Stock Exchange. On January 31, 1996, the MSCI Italy consisted of 55 stocks. The three largest constituents of the MSCI Italy and the respective approximate percentages of the MSCI Italy represented thereby were Assicurazioni Generali (16.3%), Fiat (11.5%) and Telecom Italia Mobile (11.2%), for a total of approximately 39.0% of the MSCI Italy. As of January 31, 1996, the ten largest constituents comprised approximately 71.7% of the market capitalization of the MSCI Italy. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Italy, and the approximate percentages of the MSCI Italy represented thereby, were Insurance (26.1%), Telecommunications (22.0%) and Banking (17.9%), for a total of approximately 66.0% of the MSCI Italy. The MSCI Italy represented approximately 65.4% of the aggregate capitalization of the Italian equity markets at January 31, 1996.

    THE MSCI JAPAN INDEX ("MSCI JAPAN"). The MSCI Japan consists primarily of stocks that are traded on the Tokyo Stock Exchange. On January 31, 1996, the MSCI Japan consisted of 317 stocks. The three largest constituents of the MSCI Japan and the respective approximate percentages of the MSCI Japan represented thereby were Toyota Motor Corp. (3.8%), Fuji Bank (3.1%) and Industrial Bank of Japan (3.1%), for a total of approximately 10.0% of the MSCI Japan. As of January 31, 1996, the ten largest constituents comprised approximately 24.3% of the market capitalization of the MSCI

Japan. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Japan, and the approximate percentages of the MSCI Japan represented thereby, were Banking (22.3%), Automobiles (5.7%) and Merchandising (4.7%), for a total of approximately 32.7% of the MSCI Japan. The MSCI Japan represented approximately 60.1% of the aggregate capitalization of the Japanese equity markets at January 31, 1996.

    THE MSCI MALAYSIA INDEX ("MSCI MALAYSIA"). The MSCI Malaysia consists primarily of stocks that are traded on the Kuala Lumpur Stock Exchange. On January 31, 1996, the MSCI Malaysia consisted of 76 stocks. As of January 31, 1996, the three largest constituents of the MSCI Malaysia and the respective approximate percentages of the MSCI Malaysia represented thereby were Telekom Malaysia (13.9%), Tenaga Nasional (9.5%) and Malayan Banking (8.5%), for a total of approximately 31.9% of the MSCI Malaysia. As of January 31, 1996, the ten largest constituents comprised approximately 52.5% of the market capitalization of the MSCI Malaysia. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Malaysia, and the approximate percentages of the MSCI Malaysia represented thereby, were Telecommunications (15.6%), Banking (13.1%) and Utilities -- Electrical & Gas (9.5%), for a total of approximately 38.2% of the MSCI Malaysia. The MSCI Malaysia represented approximately 56.3% of the aggregate capitalization of the Malaysian equity markets at January 31, 1996.

    THE MSCI MEXICO (FREE) INDEX ("MSCI MEXICO (FREE)"). The MSCI Mexico (Free) consists primarily of stocks that are traded on the Mexican Stock Exchange. On January 31, 1996, the MSCI Mexico (Free) consisted of 41 stocks. As of January 31, 1996, the three largest constituents of the MSCI Mexico (Free) and the respective approximate percentages of the MSCI Mexico (Free) represented thereby were Telmex Telefonos Mex (28.2%), Cemex (7.3%) and Grupo Televisa (6.90%), for a total of approximately 42.44% of the MSCI Mexico (Free). As of January 31, 1996, the ten largest constituents comprised approximately 74.3% of the market capitalization of the MSCI Mexico (Free). As of January 31, 1996, the three most highly represented industry sectors in the MSCI Mexico (Free), and the approximate percentages of the MSCI Mexico (Free) represented thereby, were Telecommunications (28.2%), Beverages & Tobacco (12.4%) and Building Materials (9.6%), for a total of approximately 50.2% of the MSCI Mexico (Free). The MSCI Mexico (Free) represented approximately 59.4% of the aggregate capitalization of the Mexican equity markets at January 31, 1996.

    THE MSCI NETHERLANDS INDEX ("MSCI NETHERLANDS"). The MSCI Netherlands consists primarily of stocks that are traded on the Amsterdam Stock Exchange. On January 31, 1996, the MSCI Netherlands consisted of 22 stocks. The three largest constituents of the MSCI Netherlands and the respective approximate percentages of the MSCI Netherlands represented thereby were Royal Dutch Petroleum (35.1%), Unilever NV (10.9%) and ING GROEP (9.0%), for a total of approximately 54.9% of the MSCI Netherlands. As of January 31, 1996, the ten largest constituents comprised approximately 91.5% of the market capitalization of the MSCI Netherlands. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Netherlands, and the approximate percentages of the MSCI Netherlands represented thereby, were Energy Sources (35.1%), Food & Household Products (10.9%) and Financial Services (9.0%), for a total of approximately 54.9% of the MSCI Netherlands. The MSCI Netherlands represented approximately 71.7% of the aggregate capitalization of the Dutch equity markets at January 31, 1996.

    THE MSCI SINGAPORE (FREE) INDEX ("MSCI SINGAPORE (FREE)"). The MSCI Singapore (Free) consists primarily of stocks that are traded on the Singapore Stock Exchange. On January 31, 1996, the MSCI Singapore (Free) consisted of 32 stocks. The three largest constituents of the MSCI Singapore (Free) and the respective approximate percentages of the MSCI Singapore (Free) represented thereby were Singapore Airlines (15.4%), Oversea-Chinese Banking Corp. (14.2%) and United Overseas Bank (11.2%), for a total of approximately 40.8% of the MSCI Singapore (Free). As of January 31, 1996, the ten largest constituents comprised approximately 83.0% of the market capitalization of the MSCI Singapore (Free). As of January 31, 1996, the three most highly represented industry sectors in the MSCI Singapore (Free), and the approximate percentages of the MSCI Singapore
(Free) represented thereby, were Banking (36.4%), Real Estate (18.5%) and Transportation -- Airlines (15.4%), for a total of approximately 70.3% of the MSCI Singapore (Free). The MSCI Singapore (Free) represented approximately 56.0% of the aggregate capitalization of the Singaporean equity markets at January 31, 1996.

    THE MSCI SPAIN INDEX ("MSCI SPAIN"). The MSCI Spain consists primarily of stocks that are traded on the Madrid Stock Exchange. On January 31, 1996, the MSCI Spain consisted of 31 stocks. The three largest constituents of the MSCI Spain and the respective approximate percentages of the MSCI Spain represented thereby were Endesa (15.1%), Telefonica de Espana (14.5%) and Repsol (11.0%), for a total of approximately 40.5% of the MSCI Spain. As of January 31, 1996, the ten largest constituents comprised approximately 83.6% of the market capitalization of the MSCI Spain. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Spain, and the approximate percentages of the MSCI Spain represented thereby, were Utilities -- Electrical & Gas (31.6%), Banking (25.8%) and Telecommunications (14.5%), for a total of approximately 71.9% of the MSCI Spain. The MSCI Spain represented approximately 62.0% of the aggregate capitalization of the Spanish equity markets at January 31, 1996.

    THE MSCI SWEDEN INDEX ("MSCI SWEDEN"). The MSCI Sweden consists primarily of stocks that are traded on the Stockholm Stock Exchange. On January 31, 1996, the MSCI Sweden consisted of 30 stocks. As of January 31, 1996, the three largest constituents of the MSCI Sweden and the respective approximate percentages of the MSCI Sweden represented thereby were Astra (24.0%), Ericsson
(LM) (18.5%) and Volvo (8.4%), for a total of approximately 50.8% of the MSCI Sweden. As of January 31, 1996, the ten largest constituents comprised approximately 79.9% of the market capitalization of the MSCI Sweden. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Sweden, and the approximate percentages of the MSCI Sweden represented thereby, were Electrical & Electronics (26.8%), Health & Personal Care (24.0%) and Automobiles (8.4%), for a total of approximately 59.2% of the MSCI Sweden. The MSCI Sweden represented approximately 60.6% of the aggregate capitalization of the Swedish equity markets at January 31, 1996.

    THE MSCI SWITZERLAND INDEX ("MSCI SWITZERLAND"). The MSCI Switzerland consists primarily of stocks that are traded on the Zurich Stock Exchange. On January 31, 1996, the MSCI Switzerland consisted of 43 stocks. The three largest constituents of the MSCI Switzerland and the respective approximate percentages of the MSCI Switzerland represented thereby were Roche Holding (24.8%), Nestle (14.1%) and Sandoz Ltd. (11.2%), for a total of approximately 50.1% of the MSCI Switzerland. As of January 31, 1996, the ten largest constituents comprised approximately 90.3% of the market capitalization of the MSCI Switzerland. As of January 31, 1996, the three most highly represented industry sectors in the MSCI Switzerland, and the approximate percentages of the MSCI Switzerland represented thereby, were Health & Personal Care (36.0%), Banking (19.7%) and Food & Household Products (14.1%), for a total of approximately 69.7% of the MSCI Switzerland. The MSCI Switzerland represented approximately 78.2% of the aggregate capitalization of the Swiss equity markets at January 31, 1996.

    THE MSCI UNITED KINGDOM INDEX ("MSCI UK"). The MSCI UK consists primarily of stocks that are traded on the London Stock Exchange. On January 31, 1996, the MSCI UK consisted of 144 stocks. The three largest constituents of the MSCI UK and the respective approximate percentages of the MSCI UK represented thereby were Glaxo Wellcome (5.7%), British Petroleum (5.0%) and HSBC Holdings (5.0%), for a total of approximately 15.7% of the MSCI UK. As of January 31, 1996, the ten largest constituents comprised approximately 35.4% of the market capitalization of the MSCI UK. As of January 31, 1996, the three most highly represented industry sectors in the MSCI UK, and the approximate percentages of the MSCI UK represented thereby, were Banking (12.1%), Health & Personal Care (11.2%) and Merchandising (8.7%), or a total of approximately 32.0% of the MSCI UK. The MSCI UK represented approximately 64.8% of the aggregate capitalization of the United Kingdom equity markets at January 31, 1996.

    The graphs below present certain historical performance information, as calculated by MSCI, for the MSCI Indices that will be the benchmark indices for each of the seventeen Index Series of the Fund. This information should not be considered to be a representation of how the Index Series might have performed during the relevant time periods had the Fund been in operation at such times. The MSCI Indices are unmanaged securities indices and do not bear transactional or operating costs and expenses, whereas the Index Series will bear fees and expenses as described herein. See "Summary of Fund Expenses". Such fees and expenses will reduce the return of each Index Series in comparison with its benchmark index. In addition, because each Index Series will not invest in all the securities in its benchmark index, the investment results will not necessarily correspond to those of its benchmark index. Moreover, the Index Series are subject to various limitations on their investment flexibility and these limits will adversely affect their ability to meet their investment objective. See "Investment Policies" and "Implementation of Policies". The graphs measure total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends with adjustments for dividend withholding by foreign governments (except for the graph relating to the MSCI Mexico (Free), which reflects the reinvestment of dividends without adjustments for dividend withholding). The withholding tax rates applicable to the Australia, Malaysia and Singapore (Free) Index Series vary from the rates utilized by MSCI in computing the benchmark indices for such Index Series. See the first paragraph of this section.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI AUSTRALIA INDEX
1984                         (13.69%)
1985                           19.56%
1986                           42.28%
1987                            9.25%
1988                           36.40%
1989                            9.30%
1990                         (17.54%)
1991                           33.64%
1992                         (10.82%)
1993                           35.17%
1994                            5.40%
1995                           11.19%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  MSCI AUSTRIA INDEX
1984                       (4.91%)
1985                       176.26%
1986                        34.74%
1987                         2.23%
1988                         0.57%
1989                       103.91%
1990                         6.33%
1991                      (12.23%)
1992                      (10.65%)
1993                        28.09%
1994                       (6.28%)
1995                       (4.72%)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI BELGIUM INDEX
1984                         11.36%
1985                         76.61%
1986                         78.37%
1987                          7.88%
1988                         53.63%
1989                         17.29%
1990                       (10.98%)
1991                         13.77%
1992                        (1.47%)
1993                         23.51%
1994                          8.24%
1995                         25.88%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI CANADA INDEX
1984                       (8.43%)
1985                        15.05%
1986                         9.94%
1987                        13.91%
1988                        17.07%
1989                        24.30%
1990                      (13.00%)
1991                        11.08%
1992                      (12.15%)
1993                        17.58%
1994                       (3.04%)
1995                        18.31%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI FRANCE INDEX
1984                         4.33%
1985                        82.01%
1986                        78.35%
1987                      (13.81%)
1988                        37.87%
1989                        36.15%
1990                      (13.83%)
1991                        17.83%
1992                         2.81%
1993                        20.91%
1994                       (5.18%)
1995                        14.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI GERMANY INDEX
1984                         (5.71%)
1985                         135.19%
1986                          35.29%
1987                        (24.75%)
1988                          20.60%
1989                          46.26%
1990                         (9.36%)
1991                           8.16%
1992                        (10.27%)
1993                          35.64%
1994                           4.66%
1995                          16.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI HONG KONG INDEX
1984                            46.99%
1985                            51.69%
1986                            56.11%
1987                           (4.11%)
1988                            28.12%
1989                             8.39%
1990                             9.17%
1991                            49.52%
1992                            32.29%
1993                           116.70%
1994                          (28.90%)
1995                            22.57%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  MSCI ITALY INDEX
1984                      8.12%
1985                    131.74%
1986                    108.28%
1987                   (21.30%)
1988                     11.46%
1989                     19.42%
1990                   (19.19%)
1991                    (1.82%)
1992                   (22.22%)
1993                     28.53%
1994                     11.56%
1995                      1.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  MSCI JAPAN INDEX
1984                      16.85%
1985                      43.07%
1986                      99.41%
1987                      43.03%
1988                      35.39%
1989                       1.71%
1990                    (36.10%)
1991                       8.92%
1992                    (21.45%)
1993                      25.48%
1994                      21.44%
1995                       0.69%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI MALAYSIA INDEX
1988                          26.54%
1989                          55.76%
1990                         (7.91%)
1991                           4.95%
1992                          17.76%
1993                         110.00%
1994                        (19.94%)
1995                           5.16%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI MEXICO (FREE) INDEX
1988                               71.98%
1989                               89.20%
1990                               62.65%
1991                              126.04%
1992                               24.98%
1993                               49.35%
1994                             (40.55%)
1995                             (20.37%)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    MSCI NETHERLANDS INDEX
1984                               10.23%
1985                               59.62%
1986                               40.74%
1987                                7.07%
1988                               14.19%
1989                               35.79%
1990                              (3.19%)
1991                               17.80%
1992                                2.30%
1993                               35.28%
1994                               11.70%
1995                               27.71%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI SINGAPORE (FREE) INDEX
1988                                   34.18%
1989                                   44.88%
1990                                 (14.59%)
1991                                   43.61%
1992                                    4.49%
1993                                   73.41%
1994                                    5.81%
1995                                   12.19%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  MSCI SPAIN INDEX
1984                     39.05%
1985                     54.75%
1986                    121.24%
1987                     36.91%
1988                     13.53%
1989                      9.76%
1990                   (13.85%)
1991                     15.63%
1992                   (21.87%)
1993                     29.78%
1994                    (4.80%)
1995                     29.83%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI SWEDEN INDEX
1984                      (21.71%)
1985                        56.96%
1986                        65.59%
1987                         1.99%
1988                        48.33%
1989                        31.79%
1990                      (20.99%)
1991                        14.42%
1992                      (14.41%)
1993                        36.99%
1994                        18.34%
1995                        33.36%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI SWITZERLAND INDEX
1984                            (11.95%)
1985                             105.72%
1986                              33.37%
1987                             (9.45%)
1988                               6.18%
1989                              26.21%
1990                             (6.23%)
1991                              15.77%
1992                              17.23%
1993                              45.79%
1994                               3.54%
1995                              44.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    MSCI UNITED KINGDOM INDEX
1984                                   5.31%
1985                                  53.02%
1986                                  26.95%
1987                                  35.09%
1988                                   5.95%
1989                                  21.87%
1990                                  10.29%
1991                                  16.02%
1992                                 (3.65%)
1993                                  24.44%
1994                                 (1.63%)
1995                                  21.27%

MANAGEMENT OF THE FUND

    BOARD OF DIRECTORS. The Board of Directors of the Fund has responsibility for the overall management of the Fund, including general supervision of the duties performed by the Adviser and other service providers. Additional information about the Board of Directors and the officers of the Fund appears in the Statement of Additional Information under the heading "Management of the Fund".

    ADVISER. BZW Barclays Global Fund Advisors is the Adviser to the Fund and, subject to the supervision of the Board of Directors of the Fund, will be responsible for the investment management of each Index Series, which will include application of portfolio optimization techniques. It is located at 45 Fremont Street, San Francisco, California 94105. The Adviser is a California Corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser and its parent, BZW Barclays Global Investors, N.A., are responsible for managing or providing investment advice for assets aggregating in excess of $220 billion as of December 31, 1995. For its investment management services to each Index Series, the Adviser will be paid management fees equal to each Index Series' allocable portion of: .27% per annum of the aggregate net assets of the Fund less than or equal to $1.7 billion, plus .15% per annum of the aggregate net assets of the Fund between $1.7 billion and $7 billion, plus .12% per annum of the aggregate net assets of the Fund between $7 billion and $10 billion, plus .08% per annum of the aggregate net assets of the Fund in excess of $10 billion. The management fees will be accrued daily and paid by the Fund as soon as practical after the last day of each calendar quarter. From time to time, an Index Series, to the extent consistent with its investment objective, policies and restrictions, may invest in the securities of companies with which the Adviser has a lending relationship.


    ADMINISTRATOR. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., is the Administrator of the Fund, and will be responsible for certain clerical, recordkeeping and bookkeeping services, except those to be performed by the Adviser, by Morgan Stanley Trust Company in its capacity as Custodian, or by PNC Bank, N.A. in its capacity as Transfer Agent. PFPC, as Administrator, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the administrative and fund accounting services PFPC provides to the Fund, PFPC will be paid aggregate fees equal to each Index Series' allocable portion of: .10% per annum of the aggregate net assets of the Fund less than $3 billion, plus .09% per annum of the aggregate net assets of the Fund between $3 billion and $5 billion, plus .08% per annum of the aggregate net assets of the Fund between $5 billion and $7.5 billion, plus .065% per annum of the aggregate net assets of the Fund between $7.5 billion and $10 billion, plus .05% per annum of the aggregate net assets of the Fund in excess of $10 billion. From time to time PFPC may waive all or a portion of its fees. For the first year of the Fund's operations, PFPC has agreed to waive a portion of its fees. During the first year of the Fund's operations, PFPC will charge the Fund an administrative and accounting service fee equal to $4,167 per month for each Index Series, plus .05% of aggregate average daily net assets of all Index Series in excess of $850 million per annum. However, if during the first three years of the Fund's operations the Fund removes PFPC as the administrator, the Fund will pay the cost of deconversion and PFPC will be entitled to recoup 100% of the fees waived during the first year. The principal business address of PFPC is 400 Bellevue Parkway, Wilmington, Delaware 19809.

    DISTRIBUTOR. Funds Distributor, Inc. (the "Distributor") is the distributor of WEBS. Its address is One Exchange Place, 10th Floor, Boston, MA 02109. Investor information can be obtained by calling 1-800-810-WEBS(9327). WEBS will be sold by the Fund and distributed only in Creation Units, as described below under "Purchase and Issuance of WEBS in Creation Units." WEBS in less than Creation Units will not be distributed by the Distributor. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (the "NASD"). The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan"). Each Index Series intends to operate the Rule 12b-1 Plan in accordance with its terms and the NASD Rules concerning maximum sales charges. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee as compensation in connection with the offering and sale of shares of each Index Series. The fees to be paid to the Distributor under the Rule 12b-1 Plan are calculated and paid monthly with respect to each Index Series at an annual rate of up to .25% of the average daily net assets of such Index Series. From time to time the Distributor may waive all or a portion of the fees. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of shares of each Index Series including payments for any activities or expenses primarily intended to result in or required for the sale of the Index Series' shares, including promotional and marketing activities related to the sale of shares of the Index Series, expenses related to the preparation, printing and distribution of prospectuses and sales literature, certain communications to and with shareholders, advertisements, and payments made to representatives or others for selling shares of Index Series or for providing ongoing shareholder services and/or maintenance of shareholder accounts. The Distributor may retain any amount of its fee that is not so expended. The amount of such fee is not dependent upon the distribution expenses actually incurred by the Distributor. Funds Distributor, Inc., as Distributor, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. See "Investment Advisory, Management, Administrative and Distribution Services" in the Statement of Additional Information.

    CUSTODIAN AND LENDING AGENT. Morgan Stanley Trust Company ("MSTC") serves as the Custodian for the cash and portfolio securities of each Index Series of the Fund. MSTC also serves as Lending Agent of the portfolio securities of each Index Series. As Lending Agent, MSTC will cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of the loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services as Lending Agent, the Fund will pay MSTC, in respect of each Index Series, 50% of the net investment income earned on the collateral for securities loaned. MSTC, as Custodian and Lending Agent, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of MSTC is One Pierrepont Plaza, Brooklyn, New York 11201.

    TRANSFER AGENT. PNC Bank, N.A. ("PNC"), an indirect wholly owned subsidiary of PNC Bank Corp., provides transfer agency services to the Fund. PNC, as transfer agent (the "Transfer Agent"), has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of PNC is Broad and Chestnut Streets, Philadelphia, PA 19110.

    The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depositary institution to become an underwriter or distributor of securities. However, in the opinion of the Fund, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services. In the event that a change in these laws prevented a bank from providing such services, it is expected that other services arrangements would be made and that shareholders would not be adversely affected.

    In addition to the fees described above, the Fund will be responsible for the payment of expenses that will include, among other things, organizational expenses, compensation of the Directors of the Fund, reimbursement of out-of-pocket expenses incurred by the Administrator, exchange listing fees, brokerage and other costs (including costs incurred by an Index Series in connection with any rebalancing of its portfolio), legal and audit fees, and litigation and extraordinary expenses.

EXCHANGE LISTING AND TRADING OF WEBS

    The WEBS of each Index Series have been listed for trading on the AMEX. WEBS are expected to trade on the AMEX at prices that differ to some degree from their net asset value. See "Investment Considerations and Risks" and "Determination of Net Asset Value". However, given that WEBS can be created or redeemed in Creation Unit aggregations, the Fund believes that large discounts or premiums to the net asset value of WEBS should not be sustainable. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged or that an active trading market will develop for the WEBS of any particular Index Series. The AMEX may remove the WEBS of an Index Series from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of an Index Series, there are fewer than 50 beneficial holders of the WEBS of such Index Series for 30 or more consecutive trading days, (2) the value of the underlying index or portfolio of securities on which such Index Series is based is no longer calculated or available or (3) such other event occurs or condition exists that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX will remove the WEBS from listing and trading upon termination of the Fund.

INVESTMENT CONSIDERATIONS AND RISKS

    An investment in the WEBS of an Index Series involves risks similar to those of investing in a broadly-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in WEBS generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. These risks could include generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; less publicly available information about issuers; the imposition of withholding or other taxes; restrictions on the expatriation of funds or other assets of an Index Series; higher transaction and custody costs; delays attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and the significantly smaller market capitalization of most non-U.S. securities markets; lesser levels of regulation of the securities markets; different accounting, disclosure and reporting requirements; more substantial government involvement in the economy; higher rates of inflation; greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war. Certain Index Series-specific considerations are set forth in the Statement of Additional Information.

    VOLATILITY OF FOREIGN EQUITY MARKETS

    The U.S. dollar performance of foreign equity markets, particularly emerging markets, has generally been substantially more volatile than that of U.S. markets. For example, from 1991-1995, the average price volatility of the Standard and Poor's 500 Index, a broad measure of the U.S. equity market, was 9.9%. In contrast, during the same period, the average price volatility of the respective MSCI Indices was as follows: the MSCI Australia (15.7%), the MSCI Austria (18.5%), the MSCI Belgium (14.4%), the MSCI Canada (10.6%), the MSCI France (17.0%), the MSCI Germany (17.4%), the MSCI Hong Kong (22.9%), the MSCI Italy (24.5%), the MSCI Japan (21.7%), the MSCI Malaysia (19.9%), the MSCI Mexico (Free) (38.4%), the MSCI Netherlands (12.4%), the MSCI Singapore (Free) (14.0%), the MSCI Spain (18.4%), the MSCI Sweden (21.1%), the MSCI Switzerland (15.4%), and the MSCI United Kingdom (14.8%). Short-term volatility in these markets can be significantly greater.

    FOREIGN CURRENCY FLUCTUATIONS

    Because each Index Series' assets will generally be invested in non-U.S. securities, and because a substantial portion of the revenues and income of each Index Series will be received in a foreign currency, while Index Series dividends and other distributions are paid in US dollars, the dollar value of an Index Series' net assets will be adversely affected by reductions in the value of subject foreign currency relative to the dollar and would be positively affected by increases in the value of such currency relative to the dollar. Also, government or monetary authorities have imposed and may in the future impose exchange controls that could adversely affect exchange rates. Any such currency fluctuations will affect the net asset value of an Index Series irrespective of the performance of its underlying portfolio. Other than to facilitate settlements in local markets or to protect against currency exposure in connection with its distributions to shareholders or borrowings, the Fund does not expect to engage in currency transactions for the purpose of hedging against the decline in value of any foreign currencies.

    CONCENTRATION AND LACK OF DIVERSIFICATION OF CERTAIN INDEX SERIES

    Each Index Series of the Fund (except for the Canada Index Series, the France Index Series, the Japan Index Series and the United Kingdom Index Series) is classified as "non-diversified" for purposes of the 1940 Act, which means each of those Index Series is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. In addition, a number of Index Series concentrate their investments in particular industries. See "Investment Policies" herein. However, each Index Series, regardless of whether classified as non-diversified, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to relieve the Index Series of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. See "Dividends and Capital Gains Distributions" and "Tax Matters" in this
Prospectus. Compliance with the diversification requirements of the Internal Revenue Code will severely limit the investment flexibility of certain Index Series and will make it less likely that such Index Series will meet their investment objectives.

    The stocks of particular issuers, or of issuers in particular industries, may dominate the benchmark indices of certain Index Series and, consequently, the investment portfolios of such Index Series, which may adversely affect the performance of such Index Series or subject such Index Series to greater price volatility than that experienced by more diversified investment companies. The WEBS of an Index Series may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of an investment company that is more broadly invested than the subject Index Series in the equity securities of the relevant market. Information concerning the companies and industry sectors that represent the largest components of the various benchmark indices is set forth above under "The Benchmark MSCI Indices Utilized by the Index Series".

    ABSENCE OF PRIOR ACTIVE MARKET

    The Fund is a newly organized investment company with no previous operating history. As indicated above, the WEBS have been listed for trading on the AMEX. There can be no assurance that active trading markets for the WEBS will develop. The Distributor will not maintain a secondary market in WEBS. Trading in WEBS on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in WEBS inadvisable. In addition, trading in WEBS on the AMEX will be subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules that require trading in securities on the AMEX to be halted in the event of specified market moves. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS of any Series will continue to be met or will remain unchanged. See "Exchange Listing and Trading".

    The net asset value of the WEBS of an Index Series will fluctuate with changes in the market value of the portfolio securities of the Index Series and changes in the market rate of exchange between the US dollar and the subject foreign currency. The market prices of WEBS are expected to fluctuate in accordance with changes in net asset value and supply and demand on the AMEX. The Fund cannot predict whether WEBS will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for WEBS will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the subject MSCI Index trading individually or in the aggregate at any point in time. However, given that WEBS can be created and redeemed in Creation Unit aggregations (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund believes that large discounts or premiums to the net asset value of WEBS should not be sustainable.

    LENDING OF SECURITIES

    Although each Index Series will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, the Index Series will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (E.G., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each Index Series will bear the risk of loss of any cash collateral that it invests in Short-Term Investments.

    USE OF CERTAIN INSTRUMENTS

    The risk of loss associated with futures contracts is potentially unlimited due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, no Index Series will use futures contracts, options or swap agreements for speculative purposes or to leverage its net assets and each Index Series will comply with applicable SEC requirements regarding the segregation of assets in connection with futures positions. Accordingly, the primary risks associated with the use of futures contracts, options and swap agreements by an Index Series are: (i) imperfect correlation between the change in market value of the stocks in the benchmark index or held by the Index Series and the prices of futures contracts, options and swap agreements; (ii) possible lack of a liquid secondary market for a futures contract or listed option and the resulting inability to close futures or listed option positions prior to their maturity date; and (iii) the risk of the counterparty or guaranteeing agent defaulting. Over-the-counter options and swap agreements are generally less liquid than exchange traded securities and the SEC staff considers most over-the-counter options to be illiquid. The Fund will treat such options as illiquid to the extent required by applicable SEC staff positions. Illiquid assets may not represent more than 15% of the net assets of an Index Series.

    Since there are generally no futures traded on the MSCI Indices, it may be necessary for an Index Series to utilize other futures contracts or combinations thereof to simulate the performance of the relevant MSCI Index. This process may magnify the "tracking error" of the Index Series' performance compared to that of the MSCI Index, due to the lower correlation of the selected futures with the MSCI Index. The Adviser will attempt to reduce this tracking error by investing in futures contracts whose behavior is expected to represent the market performance of the Index Series' underlying securities, although there can be no assurance that these selected futures will in fact correlate with the performance of the relevant MSCI Index. Certain foreign stock index futures contracts and options thereon are not currently available to U.S. persons such as the Fund under applicable law.

    See also "Special Considerations and Risks" in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE

    Net asset value per share for each Index Series of the Fund is computed by dividing the value of the net assets of such Index Series (i.e., the value of its total assets less total liabilities) by the total number of WEBS outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Index Series is determined as of the close of the regular trading session on the New York Stock Exchange, Inc. (ordinarily 4:00 p.m., New York City time) on each day that such exchange is open.

    In computing an Index Series' net asset value, the Index Series' portfolio securities are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in the over-the-counter market are valued at the latest quoted bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board of Directors of the Fund. The values of portfolio securities are converted into US dollars at the relevant foreign exchange rate for each Index Series in effect as of the time that the foreign currency values of the securities are determined.

CREATION UNITS

    The Fund will issue and redeem WEBS of each Index Series only in aggregations of WEBS specified for each Index Series. The following table sets forth the number of WEBS of an Index Series that constitute a Creation Unit for such Index Series and the estimated value of such Creation Unit at February 22, 1996:

                                                                                       ESTIMATED VALUE PER
INDEX SERIES                                                  WEBS PER CREATION UNIT      CREATION UNIT
------------------------------------------------------------  ----------------------   -------------------
                                                                                          (IN DOLLARS)
Australia Index Series......................................         200,000                1,945,000
Austria Index Series........................................         100,000                1,106,000
Belgium Index Series........................................          40,000                  592,000
Canada Index Series.........................................         100,000                1,008,000
France Index Series.........................................         200,000                2,515,000
Germany Index Series........................................         300,000                4,016,000
Hong Kong Index Series......................................          75,000                1,046,000
Italy Index Series..........................................         150,000                2,050,000
Japan Index Series..........................................         600,000                8,922,000
Malaysia Index Series.......................................          75,000                1,002,000
Mexico (Free) Index Series..................................         100,000                  985,000
Netherlands Index Series....................................          50,000                  794,000
Singapore (Free) Index Series...............................         100,000                1,313,000
Spain Index Series..........................................          75,000                1,064,000
Sweden Index Series.........................................          75,000                1,027,000
Switzerland Index Series....................................         125,000                1,619,000
United Kingdom Index Series.................................         200,000                2,499,000

    See "Purchase and Issuance of WEBS in Creation Units" and "Redemption of WEBS in Creation Units". The Board of Directors of the Fund reserves the right to declare a split in the number of WEBS outstanding of any Index Series of the Fund, and to make a corresponding change in the number of WEBS constituting a Creation Unit, in the event that the per WEBS price in the secondary market rises to an amount that exceeds the range deemed desirable by the Board. The estimated value per Creation Unit shown above is based on the Adviser's view of what a Creation Unit would consist of had the particular Index Series been in existence on February 22, 1996.

PURCHASE AND ISSUANCE OF WEBS IN CREATION UNITS

    THE FUND WILL ISSUE AND SELL WEBS OF AN INDEX SERIES ONLY IN CREATION UNITS ON A CONTINUOUS BASIS THROUGH THE DISTRIBUTOR AT THEIR NET ASSET VALUE NEXT DETERMINED AFTER RECEIPT OF AN ORDER IN PROPER FORM, WITHOUT AN INITIAL SALES LOAD. The consideration for purchase of a Creation Unit of WEBS of an Index Series will be the in-kind deposit of a designated portfolio of equity securities constituting an optimized representation of the corresponding MSCI Index (the "Deposit Securities") and an amount of cash computed as described below (the "Cash Component"). The Cash Component is a balancing amount to cover accrued dividends and to equalize any difference between the value of the Deposit Securities and the net asset value of a Creation Unit of WEBS as determined on the date on which WEBS are to be purchased and issued. Together, the Deposit Securities and the Cash Component constitute the "Portfolio Deposit" which represents the minimum initial and subsequent investment amount for shares of any Index Series from the Fund. Tendered securities in the Portfolio Deposit will be valued in the same manner as the relevant Index Series values its portfolio securities. WEBS may also be issued and sold in Creation Units for cash in certain circumstances; however, the Fund will not ordinarily permit cash purchases of Creation Units and any Index Series that permits cash sales reserves the right to suspend such sales at any time.

    The Deposit Securities for each Index Series will generally change with changes in the corresponding MSCI Index. In addition, the Adviser reserves the right to permit or require the substitution of an amount of cash to be added to the Cash Component to replace any security in the portfolio constituting the Deposit Securities which may not be available in sufficient quantity for delivery or for other similar reasons. The Deposit Securities must be delivered for receipt in an account of the Fund maintained at the applicable local subcustodian.

    A purchase transaction fee payable to the Fund is imposed to compensate the Fund for the transaction costs of each Index Series associated with issuance of Creation Units of WEBS. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the Shareholder Transaction Expenses table in "Summary of Fund Expenses". Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Fund.

    The foregoing description of the issuance of Creation Units of WEBS is only a summary. Investors interested in purchasing Creations Units of WEBS from the Fund will need to refer to "Purchase and Issuance of WEBS in Creation Units" in the Statement of Additional Information for additional details.

REDEMPTION OF WEBS IN CREATION UNITS

    WEBS OF AN INDEX SERIES MAY BE REDEEMED BY THE FUND ONLY IN CREATION UNITS AT THEIR NET ASSET VALUE NEXT DETERMINED AFTER RECEIPT OF A REDEMPTION REQUEST IN PROPER FORM BY THE DISTRIBUTOR. WEBS IN AMOUNTS LESS THAN CREATION UNITS ARE NOT REDEEMABLE. The Fund generally will redeem a Creation Unit of WEBS principally on an in-kind basis for Deposit Securities as announced by the Distributor, plus cash in an amount equal to the difference between the net asset value of the WEBS being redeemed, as next determined after receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. An Index Series may also redeem Creation Units for cash in certain circumstances; however, the Fund will not ordinarily permit cash redemptions and any Index Series that permits cash redemptions reserves the right to suspend such redemptions at any time.

    Investors may purchase WEBS in the secondary market and aggregate such purchases into a Creation Unit for redemption. There can be no assurance, however, that there always will be sufficient liquidity in the public trading market to permit assembly of a Creation Unit of WEBS. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of WEBS to constitute a redeemable Creation Unit. The approximate cost of a Creation Unit of each Index Series, based on estimated values at February 22, 1996, is indicated under the heading "Creation Units".

    A redemption transaction fee payable to the Fund is imposed to offset transaction costs that may be incurred by an Index Series in connection with redemption of Creation Units of WEBS. The redemption transaction fee for redemptions in kind and for cash (when available) are listed in the Shareholder Transaction Expenses table in "Summary of Fund Expenses". Investors will also bear the costs of transferring the Portfolio Deposit from the Fund to their account or on their order.

    Because the portfolio securities of an Index Series may trade on the relevant exchange(s) on days that the AMEX is closed, shareholders may not be able to redeem their Creation Units of such Index Series, or to purchase or sell WEBS on the AMEX, on days when the net asset value of such Index Series could be significantly affected by events in the relevant foreign markets.

    The foregoing description of the redemption of Creation Units of WEBS is only a summary. Investors interested in redeeming Creation Units of WEBS will need to refer to "Redemption of WEBS in Creation Units" in the Statement of Additional Information for additional details.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    Dividends from net investment income, including net foreign currency gains, if any, will be declared and paid at least annually and net realized securities gains, if any, will be distributed at least annually. Dividends may be declared and paid more frequently than annually for certain Index Series to improve tracking error or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Index Series, as if such Index Series owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. See "Tax Matters". Dividends and securities gains distributions will be distributed in US dollars and cannot be automatically reinvested in additional WEBS. The Fund will inform shareholders within 60 days after the close of the Index Series' taxable year of the amount and nature of all distributions made to them.

TAX MATTERS

    A person other than a tax-exempt entity who exchanges securities for Creation Units of WEBS generally will recognize gain and generally should recognize loss equal to the difference between the market value of the Creation Units and the sum of his aggregate basis in the securities surrendered and the Cash Component paid. It is possible, however, that the Internal Revenue Service may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales", and persons exchanging securities should consult their own tax advisors with respect to when such a loss might be deductible.

    Each Index Series of the Fund intends to qualify for and to elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As a regulated investment company, an Index Series will not be subject to U.S. federal income tax on its income and gains that it distributes to shareholders, provided that it distributes annually at least 90% of its investment company taxable income. Investment company taxable income generally includes income from dividends and interest and gains and losses from currency transactions net of operating expenses plus the Index Series' net short-term capital gains in excess of its net long-term capital losses. Each Index Series intends to distribute to its shareholders at least annually all of its investment company taxable income and any realized net long-term capital gains.

    Dividends paid out of an Index Series' investment company taxable income are taxable to a U.S. investor as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable to a U.S. investor as long-term capital gains, regardless of how long the investor has held the WEBS. Dividends paid by an Index Series generally will not qualify for the deduction for dividends received by corporations. Distributions in excess of an Index Series' current and accumulated earnings and profits will be treated as a tax-free return of capital to each of the Index Series' investors to the extent of the investor's basis in its WEBS, and as capital gain thereafter. Any dividend declared by an Index Series in October, November or December of any calendar year and payable to investors of record on a specified date in such a month shall be deemed to have been received by each investor on December 31 of such calendar year and to have been paid by the Index Series not later than such December 31 so long as the dividend is actually paid by the Index Series during January of the following calendar year. A distribution by an Index Series will reduce its net asset value per share and may be taxable to the investor as ordinary income or net capital gain as described above even though, from an investment standpoint, it may constitute a return of capital and this phenomenon may be more pronounced given the Index Series' policy of making distributions in excess of the sum of its investment company taxable income and its net long-term capital gains.

    Any gain or loss realized upon a sale or redemption of WEBS by a shareholder that is not a dealer in securities will generally be treated as a long-term capital gain or loss if the WEBS have been held for more than one year, and otherwise as a short-term capital gain or loss. However, if WEBS on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such WEBS have been held for six months or less, any loss realized will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution. Moreover, any loss realized on a sale or exchange of WEBS will be disallowed to the extent that the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares, in which case the basis of the shares acquired will be adjusted upward to reflect the disallowed loss.

    Each Index Series may be subject to foreign income taxes withheld at source. As more than 50% of the value of the total assets of each Index Series at the close of its taxable year will consist of stock or securities of foreign corporations, an Index Series will be eligible (and intends) to file an election with the Internal Revenue Service to "pass through" to its investors the amount of foreign income taxes (including withholding taxes) paid by the Index Series. Subject to certain limitations, the foreign income taxes passed through may qualify as a deduction in calculating U.S. taxable income or as a credit in calculating U.S. federal income tax. Each investor will be notified of the investor's portion of the foreign income taxes paid to each country and the portion of dividends that represents income derived from sources within each country.

    The Fund may be required to withhold for U.S. federal income tax purposes 31% of the dividends and distributions payable to investors who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the U.S. Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; amounts withheld may be credited against the investor's U.S. federal income tax liability.

    An investor in an Index Series that is a foreign corporation or an individual who is a nonresident alien for U.S. tax purposes will be subject to significant adverse U.S. tax consequences. For example, dividends paid out of an Index Series' investment company taxable income will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if the foreign investor is eligible for the benefits of an income tax treaty). Foreign investors are urged to consult their own tax advisors regarding the U.S. tax treatment, in their particular circumstances, of ownership of shares in an Index Series.

    For further information on taxes see "Taxes" in the Statement of Additional Information.

BOOK-ENTRY ONLY SYSTEM

    The Depository Trust Company ("DTC") will act as securities depositary for the WEBS. WEBS will be represented by global securities, which will be registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

    DTC has advised the Fund as follows: DTC was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the American Stock Exchange, Inc., and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

    Beneficial ownership of WEBS will be limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in WEBS (owners of such beneficial interests are referred to herein as "Beneficial Owners") will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of WEBS. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in WEBS. Beneficial Owners of WEBS will not be entitled to have WEBS registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the registered holders thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of WEBS.

    WEBS distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all WEBS. The Fund expects that DTC or its nominee, upon receipt of any such distributions, will immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in WEBS as shown on the records of DTC or its nominee. The Fund also expects that payments by DTC Participants to Indirect Participants and Beneficial Owners of WEBS held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

    See "Book-Entry Only System" in the Statement of Additional Information for additional details.

PERFORMANCE

    The performance of the Index Series may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

    Quotations of average annual total return will be expressed in terms of average annual rate of return of a hypothetical investment in an Index Series over periods of 1, 5 and 10 years (or the life of the Index Series, if shorter). Such total return figures will reflect the deduction of a proportional share of such Index Series' expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

    Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in an Index Series on the date of the commencement of the period and will assume that all dividends and distributions are reinvested when paid. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

    The yield of an Index Series refers to income generated by an investment in such Index Series over a specified 30-day (one month) period. Yields for the Index Series are expressed as annualized percentages.

    Quotations of average annual total return, cumulative total return or yield reflect only the performance of a hypothetical investment in an Index Series during the particular time period on which the calculations are based. Such quotations for an Index Series will vary based on changes in market conditions and the level of such Index Series' expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

GENERAL INFORMATION

    The Fund is organized as a Maryland corporation. The Articles of Incorporation currently permit the Fund to issue 6 billion shares of common stock with a par value of $.001 per share. Fractional shares will not be issued. In addition to the seventeen Index Series described herein, the Board of Directors of the Fund may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. Any such additional series may seek to track the investment results represented by an equity securities index compiled by MSCI or by another index compiler.

    The shares of each series are fully paid and non-assessable; have no preference as to conversion, exchange, dividends, retirement or other features; and have no pre-emptive rights. Each share has one vote with respect to matters upon which a shareholder vote is required; shareholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted on affects only a particular Index Series it will be voted on only by that Index Series and if a matter affects a particular Index Series differently from other Index Series, that Index Series will vote separately on such matter. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law.

    The Fund expects that, immediately prior to the commencement of trading of the WEBS, each Index Series will have a shareholder or shareholders holding more than 5% of the outstanding shares of such Index Series in Creation Units. The Fund cannot predict the length of time that such person(s) will remain control persons of each Index Series. As of the date of this Prospectus, the sole shareholder of each Index Series is Funds Distributor, Inc. and Funds Distributor, Inc. is accordingly a "control" person of the Fund and each Index Series as of such date.

    Absent an applicable exemption, beneficial owners of 10% of the WEBS of an Index Series will be subject to the insider reporting, short-swing profit and short sale provisions under the Securities Exchange Act of 1934 (the "1934 Act"). The 1934 Act provides that, with certain exceptions, any gain realized by any such beneficial owner from any purchase and sale or sale and purchase of WEBS within any period of less than six months is recoverable by the Index Series. Additionally, every such beneficial owner must file with the SEC a statement showing ownership and change in ownership of WEBS within ten days after the end of any calendar month in which there has been a change in such beneficial owner's ownership of WEBS.

    Ernst & Young, LLP serves as independent accountants for the Fund and will audit its financial statements annually.

AVAILABLE INFORMATION

    This Prospectus does not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith and the Statement of Additional Information, may be examined at the offices of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549. Such documents and other information concerning the Fund may also be inspected at the offices of the American Stock Exchange, Inc., 86 Trinity Place, New York, New York 10006.

    Statements contained in this Prospectus as to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

    Shareholder inquiries may be directed to the Fund in writing, to c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

                                [LOGO]

                               FOREIGN FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 6, 1996



    This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus dated March 6, 1996 (the "Prospectus") for Foreign Fund, Inc. (the "Fund"), as it may be revised from time to time. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Fund or the Distributor. The Fund's address is Foreign Fund, Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

                               TABLE OF CONTENTS

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General Description of the Fund............................................................................           1
Investment Policies and Restrictions.......................................................................           1
Special Considerations and Risks...........................................................................          15
The MSCI Indices...........................................................................................          27
Exchange Listing and Trading...............................................................................          45
Management of the Fund.....................................................................................          46
Investment Advisory, Management, Administrative and Distribution Services..................................          49
Brokerage Transactions.....................................................................................          52
Book Entry Only System.....................................................................................          53
Purchase and Issuance of WEBS in Creation Units............................................................          54
Redemption of WEBS in Creation Units.......................................................................          58
Determining Net Asset Value................................................................................          61
Dividends and Distributions................................................................................          61
Taxes......................................................................................................          61
Capital Stock and Shareholder Reports......................................................................          63
Performance Information....................................................................................          64
Counsel and Independent Accountants........................................................................          65
Report of Independent Accountants..........................................................................          66
Statement of Assets and Liabilities........................................................................          67
APPENDICES.................................................................................................         A-1

                            ------------------------

    THE MSCI INDICES ARE THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED ("MORGAN STANLEY"). MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY FOREIGN FUND, INC. THE MSCI INDICES ARE DETERMINED, COMPOSED AND CALCULATED BY CAPITAL INTERNATIONAL PERSPECTIVE S.A. ("CIPSA"), A SUBSIDIARY OF CAPITAL INTERNATIONAL S.A.

    WORLD EQUITY BENCHMARK SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY. MORGAN STANLEY MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE WEBS OF ANY INDEX SERIES OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE WEBS OF ANY INDEX SERIES PARTICULARLY OR THE ABILITY OF THE INDICES IDENTIFIED HEREIN TO TRACK GENERAL STOCK MARKET PERFORMANCE. MORGAN STANLEY IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF MORGAN STANLEY, INCLUDING THE MORGAN STANLEY CAPITAL INTERNATIONAL SERVICE MARK ("MSCI") WHICH MARK IS ASCRIBED TO THE INDICES CREATED BY CIPSA AND LICENSED TO MORGAN STANLEY. THE MSCI INDICES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE WEBS OF ANY INDEX SERIES OR THE ISSUER THEREOF. NEITHER MORGAN STANLEY NOR CIPSA HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OF THE WEBS OF ANY INDEX SERIES OR THE OWNERS OF THE WEBS OF ANY INDEX SERIES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING, IN THE CASE OF CIPSA, OR DISSEMINATING, IN THE CASE OF MORGAN STANLEY, THE RESPECTIVE MSCI INDICES. NEITHER MORGAN STANLEY NOR CIPSA IS RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE WEBS OF ANY INDEX SERIES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE WEBS OF ANY INDEX SERIES ARE

REDEEMABLE. NEITHER MORGAN STANLEY NOR CIPSA HAS ANY OBLIGATION OR LIABILITY TO OWNERS OF THE WEBS OF ANY INDEX SERIES IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE WEBS OF ANY INDEX SERIES.

    ALTHOUGH CIPSA SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES WHICH IT CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR CIPSA GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF ANY MSCI INDEX OBTAINED FROM INDEPENDENT SOURCES. NEITHER MORGAN STANLEY NOR CIPSA MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR CIPSA MAKES ANY
EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE MSCI INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR CIPSA HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

    The information contained herein regarding MSCI, the MSCI Indices, local securities markets and DTC was obtained from publicly available sources.

    Unless otherwise specified, all references in this Statement of Additional Information to "dollars", "USD", "US$" or "$" are to United States Dollars, all references to "AUD", or "A$" are to Australian Dollars, all references to "ATS" are to Austrian Schillings, all references to "BEF" are to Belgian Francs, all references to "CAD" or "CA$" are to Canadian Dollars, all references to "FRF" or "FF" are to French Francs, all references to "DEM" or "DM" are to the German Deutsche Mark, all references to "HKD" or "HK$" are to Hong Kong Dollars, all references to "ITL" or "LL" are to Italian Lira, all references to "JPY" or "Y" are to Japanese Yen, all references to "MYR" are to Malaysian Ringgits, all references to "MXN" are to Mexican Nuevo Pesos, all references to "NLG" are to Netherlands Guilders, all references to "SGD" are to Singapore Dollars, all references to "ESP" are to Spanish Pesetas, all references to "SEK" are to Swedish Krona, all references to "CHF" are to Swiss Francs, and all references to "GBP", "L" or "L" are to British Pounds Sterling. On February 29, 1996, the noon buying rates in New York City for cable transfers payable in the applicable currency, as certified for customs purposes by the Federal Reserve Bank of New York, were as follows for each US$1.00: AUD 0.7643, ATS 10.34, BEF 30.22, CAD 1.3728, FRF 5.0425, DEM 1.4703, HKD 7.7315, ITL 1558.50, JPY 105.12, MYR 2.549,
MXN  7.635, NLG  1.6458, SGD 1.4122,  ESP 123.75,  SEK 6.754, CHF  1.199 and GBP
1.532. Some numbers in this Statement of Additional Information have been rounded. All US Dollar equivalents provided in this Statement of Additional Information are calculated at the exchange rate prevailing on the date to which the corresponding foreign currency amount refers.

                        GENERAL DESCRIPTION OF THE FUND

    Foreign Fund, Inc. (the "Fund") is a management investment company organized as a series fund. The Fund initially consists of seventeen series (each, an "Index Series"), each of which invests in a portfolio of common stocks (the "Portfolio Securities") consisting of some or all of the component securities of a specified foreign securities index, selected to reflect the performance thereof. The Fund was incorporated under the laws of the State of Maryland on September 1, 1994. The shares of each Index Series are referred to herein as "World Equity Benchmark Shares-SM-" or "WEBS-SM-". The seventeen Index Series offered by the Fund are the Australia Index Series, the Austria Index Series, the Belgium Index Series, the Canada Index Series, the France Index Series, the Germany Index Series, the Hong Kong Index Series, the Italy Index Series, the Japan Index Series, the Malaysia Index Series, the Mexico (Free) Index Series, the Netherlands Index Series, the Singapore (Free) Index Series, the Spain Index Series, the Sweden Index Series, the Switzerland Index Series and the United Kingdom Index Series.

    Each Index Series will offer and issue WEBS at their net asset value only in aggregations of a specified number of shares (each, a "Creation Unit"), usually in exchange for a basket of Portfolio Securities (together with the deposit of a specified cash payment). Such Creation Units of WEBS are separable upon issue into identical shares which will be listed and traded on the American Stock Exchange (the "AMEX"). WEBS will also be redeemable only in Creation Units, also usually in exchange for Portfolio Securities and a specified cash payment. The Fund reserves the right to offer a "cash" option for sales and redemptions of WEBS (subject to applicable legal requirements), as well as the option to offer WEBS on a "cash only" basis. In each instance of such cash sales or redemptions, the Fund will impose transaction fees based on transaction expenses in the particular country that will be higher than the transaction fees associated with in-kind purchases or redemptions. In all cases, such fees will be limited in accordance with requirements of the Securities and Exchange Commission applicable to management investment companies offering redeemable securities.

                      INVESTMENT POLICIES AND RESTRICTIONS

    The following information supplements and should be read in conjunction with the sections entitled "Investment Policies" and "Investment Restrictions of the Fund" in the Prospectus.

    Each of the seventeen Index Series has the policy to remain as fully invested as practicable in a pool of equity securities the performance of which will approximate the performance of the subject MSCI Index taken in its entirety. An Index Series will normally invest at least 95% of its total assets in stocks that are represented in the relevant MSCI Index and will at all times invest at least 90% of its total assets in such stocks. An Index Series may invest its remaining assets in Short-Term Investments (defined below) and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps, cash, forward currency exchange contracts and Short-Term Investments that are intended to provide the Index Series with exposure to such stocks (the Index Series will not use such instruments to leverage their investment portfolios). "Short-Term Investments" are short-term high quality debt securities that include: obligations of the United States Government and its agencies or instrumentalities; commercial paper (rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Corporation), bank certificates of deposit and bankers' acceptances; repurchase agreements collateralized by the foregoing securities; and participation interests in such securities; and shares of money market funds (subject to applicable limits under the Investment Company Act).

    An Index Series will not invest in cash reserves or Short-Term Investments, or utilize futures contracts, options on futures contracts, options or swap agreements as part of a temporary defensive strategy to protect against potential stock market declines. An Index Series may enter into forward currency exchange contracts and foreign currency futures contracts in order to facilitate settlements in local markets in connection with stock index futures, and to protect against currency exposure in connection with its distributions to shareholders, but not as part of a defensive strategy to protect against fluctuations in exchange rates.

INVESTMENTS IN SUBJECT EQUITY MARKETS

    Brief descriptions of the equity markets in which the respective Index Series will be invested are provided below.

THE AUSTRALIAN EQUITY MARKETS

    GENERAL BACKGROUND. Trading shares has taken place in Australia since 1828, but did not become significant until the latter half of the nineteenth century when there was strong demand for equity capital to support the growth of mining activities. A stock market was first formed in Melbourne in 1865. In 1885, the Melbourne market became the stock exchange of Melbourne, in which form it has remained until recently. Other stock exchanges were also established in Sydney
(1871),  Brisbane (1884),  Adelaide (1887), Hobart  (1891) and  Perth (1891). In
1937, the six capital city stock exchanges established the Australian Associated Stock Exchanges (AASE) to represent them at a national level. In 1987, the regional exchanges merged to create the single entity -- The Australian Stock Exchange (ASX). Trading is done via a computer link-up called "SEATS". SEATS enables all exchanges to quote uniform prices. All the exchanges are members of the ASX and are subject to the Securities Industry Act, which regulates the major aspects of stock exchange operations. Although there are stock exchanges in all six states, the Melbourne and Sydney Stock Exchanges are the major centers, covering 90% of all trades.

    REPORTING, ACCOUNTING AND AUDITING. Australian reporting accounting and auditing standards differ substantially from U.S. standards. In general Australian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Australian equity markets was approximately AUD 338.6 billion or US$252.2 billion.

THE AUSTRIAN EQUITY MARKETS

    GENERAL BACKGROUND. Relative to international standards, the Vienna stock market is small in terms of total capitalization and yearly turnover. The Vienna Stock Exchange (VSE) is one of the oldest in the world and was founded in 1771 as a state institution to provide a market for state-issued bonds, as well as for exchange transactions. The Stock Exchange Act of 1875 established the VSE as an autonomous institution. The Act is still in force, placing control and administration of the exchange in the hands of the Borsekammer (Board of Governors), chosen from among the members of the exchange. The Borsekammer consists of 25 individuals with the title of Borserat (stock exchange councillor). Some are elected by members and some are designated by organizations of the securities industry for a period of five years. The councillors must be members of the exchange and they elect from amongst themselves a President and three Vice Presidents. Shares account for about 80% and investment fund certificate for about 20% of total listed securities on the VSE. Business of the exchange can be transacted only by members. Almost all the credit institutions in Vienna, some in the Austrian provinces and the joint stock banks are represented on the stock exchange, as well as the private banks, savings banks and other credit institutions. Certain securities which do not have an official listing may be dealt in on the floor of the stock exchange with permission of the management. This unlisted trading is the main activity of the free brokers (Frei Makeler), of whom there are three.

    REPORTING, ACCOUNTING AND AUDITING. Austrian reporting, accounting and auditing standards differ from U.S. standards. In general, Austrian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total  market
capitalization of the Austrian equity markets was approximately ATS 405.9 billion or US$38.8 billion.

THE BELGIAN EQUITY MARKETS

    GENERAL BACKGROUND. The Brussels Stock Exchange (BSE) was founded by Napoleanic decree in 1801. Since January 1, 1991 the BSE has been officially organized as the "Societe de la Bourse de Valeurs Mobileres de Bruxelles" (SBVM) the shareholders of which are Belgian securities houses. The law of December 4, 1990 on financial operations and markets terminated the monopoly of the individual brokers. Now only securities houses are allowed to carry out stock exchange orders. Brokers, banks, brokerage firms and insurance companies can participate in the capital of a securities house. Its management is composed of a majority of qualified people bearing the title of stockbroker. The Banking and Finance Commission was granted the power to approve securities houses by this law. The Board of Directors of the SBVM, the Stock Exchange Committee (the "SEC") organizes and supervises the different markets and ensures market transparency. The SEC also admits or dismisses brokerage firms and ensures compliance with all regulations. It is also in charge of the admission to listing and suspension of listing. On the Brussels Stock Exchange equities are traded on three different markets: the Official Market, which includes a Cash and a Forward Market, the Second Market and an "Over the Counter Market".

    REPORTING, ACCOUNTING AND AUDITING. Belgian reporting accounting and auditing standards differ substantially from U.S. standards. In general Belgian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total  market
capitalization of the Belgian equity markets was approximately BEF 3,135.5 billion or US$102.5 billion.

THE CANADIAN EQUITY MARKETS

    GENERAL BACKGROUND. The first Canadian stock exchange appeared in the 1870's. Today, Canada is the world's fourth largest public equity market by trading volume and the fifth largest by market capitalization. There are five stock exchanges across Canada, located in Toronto, Montreal, Vancouver, Calgary and Winnipeg. Of these, the Toronto Stock Exchange is the largest, accounting for almost 80% of Canadian trading volumes. Measured by the value of shares traded, the Toronto Stock Exchange is the second largest in North America and among the ten largest in the world.

    REPORTING, ACCOUNTING AND AUDITING. As recognized by the Securities and Exchange Commission in one of the proposing releases relating to the
Multijurisdictional Disclosure System, Canadian reporting, accounting and auditing practices are closer to U.S. standards than those of any other foreign jurisdiction. Every issuer that qualifies an offering of securities for distribution in Canada becomes subject to periodic disclosure requirements. Authoritative accounting and auditing standards, which are uniform across Canada, are developed by a national body, the Canadian Institute of Chartered Accountants ("CICA"). Although promulgated auditing standards in Canada differ from U.S. standards in some respects, generally accepted practices in Canada routinely encompasses all significant auditing procedures required by U.S. standards. Further, CICA periodically evaluates new auditing standards adopted by the American Institute of Certified Public Accountants, CICA's U.S. counterpart, to determine whether similar guidelines may be appropriate for Canadian auditors. Canadian GAAP are similar to their U.S. counterparts, although there are some differences in measurement and disclosure.

    SIZE OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total  market
capitalization of the Canadian markets was approximately CAD 480.8 billion or US$349.4 billion.

THE FRENCH EQUITY MARKETS

    GENERAL BACKGROUND. Trading of securities in France is subject to the monopoly of the Societe de Bourse, which replaced the individual agents de change in 1991 in order to increase the cohesion of the

French equity market. All purchases or sales of equity securities in listed companies on any one of the French exchanges must be executed through the Societe de Bourse. There are three different markets on which French securities may be listed: (1) the official list (La Cote Officielle), comprised of equity securities of large French and foreign companies and most bond issues; (2) the second market (Le Second Marche), designed for the trading of equity securities of smaller companies; and (3) the "Hors-Cote" Market. Securities may only be traded on the official list and the second market after they have been admitted for the listing by the Conseil des Bourses de Valeurs (the "CBV"). By contrast, the Hors-Cote Market has no prerequisites to listing, and shares of otherwise unlisted companies may be freely traded there, once they have been introduced on the market by the Societe De Bourse. Although the Hors-Cote Market is frequently referred to as an over-the-counter market, this term is inaccurate in that, like the official list and the second market, it is supervised by Societes des Bourses Francaises and regulated by the CBV.

    Although there are seven stock exchanges in France (located in Paris, Bordeaux, Lille, Lyon, Marseille, Nancy and Nantes), the Paris Stock Exchange handles more than 95% of transactions in the country. All bonds and shares, whether listed or unlisted, must be traded on one of the seven exchanges.
Trading in most of the Paris exchange-listed stocks takes place through the computer order-driven trading system CAC, launched in 1988. French market capitalization constitutes approximately 30% of the French Gross Domestic Product. Securities are denominated in the official unit of currency, the French Franc. Unless otherwise provided by a double tax treaty, dividends on French shares are subject to a withholding tax of 25%.

    REPORTING, ACCOUNTING AND AUDITING. Although French reporting, accounting and auditing standards are considered rather rigorous by European standards, they differ from U.S. standards in certain material respects. In general, French corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total  market
capitalization of the French equity markets was approximately FF 2,679.0 billion or US$524.5 billion.

THE GERMAN EQUITY MARKETS

    GENERAL BACKGROUND. The history of Frankfurt as a financial center can be traced back to the early Middle Ages. Frankfurt had the right to issue coins as early as 1180; the first exchange office was opened in 1402. Germany has been without a central stock exchange, the position formerly held by the Berlin exchange, since 1945. Today there are eight independent stock exchanges, of which Dusseldorf and Frankfurt account for over three-quarters of the total volume. Frankfurt is the main exchange in Germany. Exchange securities are denominated in German Marks, the official currency of Germany. Equities may be traded in Germany in one of three markets: (i) the official market, comprised of trading in shares which have been formally admitted to official listing by the admissions committee of the relevant stock exchange, based on disclosure in the listing application; (ii) the "semi-official" unlisted market, comprised of trading in shares not in the official listing; and (iii) the unofficial, over-the-counter market, which is governed by the provisions of the Civil Code and the Merchant Code and not by the provisions of any stock exchange. There is no stamp duty in Germany, but a nonresident capital gains tax may apply in certain circumstances.

    REPORTING, ACCOUNTING AND AUDITING. German reporting, accounting and auditing standards differ substantially from U.S. standards. In general, German corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total  market
capitalization of the Germany equity markets was approximately DM 894.8 billion or US$601.4 billion.

THE HONG KONG EQUITY MARKETS

    GENERAL BACKGROUND. Trading in equity securities in Hong Kong began in 1891 with the formation of the Association of Stockbrokers, which was changed in 1914 to the Hong Kong Stock Exchange. In 1921, a second stock exchange, The Hong Kong Stockbrokers' Association, was established. In 1947, these two exchanges were merged under the name The Hong Kong Stock Exchange Limited. Three additional exchanges, the Far East Exchange Limited (1969), The Kam Ngan Stock Exchange Limited (1971) and The Kowloon Stock Exchange (1972) also commenced trading activities. These four exchanges were unified in 1986 to form The Stock Exchange of Hong Kong Limited (the "SEHK"). The value of the SEHK constitutes more than 100% of Hong Kong's Gross Domestic Product. Trading on the SEHK is conducted in the post trading method, matching buyers and sellers through public outcry. Securities are denominated in the official unit of currency, the Hong Kong Dollar. Foreign investment in Hong Kong is generally unrestricted. All investors are subject to a small stamp duty and a stock exchange levy, but capital gains are tax-exempt.

    REPORTING, ACCOUNTING AND AUDITING. Hong Kong has significantly upgraded the required presentation of financial information in the past decade. Nevertheless, reporting, accounting and auditing practices remain significantly less rigorous than U.S. standards. In general, Hong Kong corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Hong Kong equity markets was approximately HKD 2,400.8 billion or US$310.5 billion.

THE ITALIAN EQUITY MARKETS

    GENERAL BACKGROUND. The first formal exchange was created in Italy in 1808 with the establishment of the Milan Stock Exchange. Since then nine other exchanges have been founded. Milan is the most important exchange, accounting for 90% of total equity volume and about 80% of turnover in fixed income securities. After the Milan Stock Exchange the other exchanges, in order of importance are: Rome, Turin, Genoa, Bologna, Florence, Naples, Palermo, Trieste and Venice. By law the only persons allowed to trade in the official posts of the stock exchange are the stockbrokers, who must act as brokers and not trade for their own account. Banks and intermediaries are allowed to enter the trading post as observers. In 1991, the Parliament passed legislation creating Societa di intermediazone mobiliare (SIMs). SIMs were created to regulate brokerage activities in the securities market and are allowed to trade on their own and for customers' accounts. In 1986, the Centro Elaboraizione Dati (C.E.D. Borsa), a subsidiary of the Milan Stock Exchange, developed a supporting service called Borsamat. The Borsamat records all trading floor orders, links all Italian exchanges, checks transaction details and issues confirmations. Italy has the world's largest government securities market after the United States and Japan. At the end of 1993, issues of treasury bills, notes and bonds outstanding totalled US$1,133 billion.

    REPORTING, ACCOUNTING AND AUDITING. Italian reporting, accounting and auditing practices are regulated by Italy's National Control Commission. These practices bear some similarities to United States standards, but differ significantly in many important respects. In general, Italian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely, less frequent and less consistent than that required of U.S. corporations.

    SIZE OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total  market
capitalization of the Italian markets was approximately ITL 299,512.6 billion or US$187.9 billion.

THE JAPANESE EQUITY MARKETS

    GENERAL BACKGROUND. The Japanese stock market has a history of over 100 years beginning with the establishment of the Tokyo Stock Exchange Company Ltd. in 1878. Stock exchanges are located in eight cities in Japan (Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo). There is also an over-the-counter market. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks which are traded over-the-counter. The main activity of the regular exchange members is the buying and selling of securities on the floor of an exchange, both for their customers and for their own account. Japan is second only to the United States in aggregate stock market capitalization. Securities are denominated in the official unit of currency, the Japanese Yen. Takeover activity is negligible in Tokyo, and although foreign investors play a significant role, the trend of the market is set by the domestic investor. The statutory at-source withholding is 20% on dividends. There also is a transaction tax on share trades and a small stamp duty.

    REPORTING, ACCOUNTING AND AUDITING. Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Japanese equity markets was approximately JPY 377,880.4 billion or US$3,534.4 billion.

THE MALAYSIAN EQUITY MARKETS

    GENERAL BACKGROUND. The securities industry in Malaysia dates back to the early 1930's. Kuala Lumpur and Singapore were a single exchange until 1973 when they separated and the Kuala Lumpur Stock Exchange (KLSE) was formed. The KLSE operated under a provisional set of rules until 1983 when a new Securities Industry Act came into force. As of April 30, 1993, 320 companies were listed on the KLSE main board. A Second Board, established in 1988, allows smaller companies to tap additional capital. Fifty-seven companies were listed on the Second Board as of April 30, 1993. Over the years, the KLSE's close links with the Stock Exchange of Singapore (SES) has rendered it very vulnerable to developments in Singapore. Consequently, the Government decided, as a matter of national policy, on a delisting of Malaysian incorporated companies from the SES. This was effected on January 1, 1990. A similar move was made by Singapore, resulting in the delisting of all Singapore companies on the KLSE on January 1, 1990. There are two main stock indices in Malaysia. The wider ranging KLSE Composite represents 80 counters. The New Straits Times Industrial Index is an average of 30 industrial stocks.

    REPORTING, ACCOUNTING AND AUDITING. Malaysian reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Malaysian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Malaysian equity markets was approximately MYR 543.5 billion or US$212.3 billion.

THE MEXICAN EQUITY MARKETS

    GENERAL BACKGROUND. There is only one stock exchange in Mexico, the Bolsa Mexicana de Valores (BMV), which was established in 1894 and is located in Mexico City. The stock exchange is a private corporation whose shares are owned solely by its authorized members and operates under the stock market laws passed by the government. The National Securities Commission (CNV) supervises the stock exchange. The Mexican exchange operates primarily via the open outcry method. However, firm orders in writing can supersede this system, provided there is a perfect match of the details of a buy and sell order. Executions on the exchange can be done by members only. Membership of the stock exchange is restricted to "Casas de Bolsa" ("brokerage houses") and "Especialistas Bursatiles" (stock exchange specialists).

    REPORTING, ACCOUNTING AND AUDITING. Mexican reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Mexican corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Mexican equity markets was approximately MXN 791.5 billion or US$107.4 billion.

THE NETHERLANDS EQUITY MARKETS

    GENERAL BACKGROUND.   Trading  securities on  the Amsterdam  Stock  Exchange
(ASE) started at the beginning of the seventeenth century. The United East India Company was the first company in the world financed by an issue of shares, and such issue was effected through the exchange. The Netherlands claims the honor of having the oldest established stock exchange in existence. In 1611 a stock market began trading in the coffee houses along the Dam Square. A more formal establishment, the Amsterdam Stock Exchange Association, began trading industrial stocks in 1876 and until World War II, Amsterdam ranked after New York and London as the third most important stock market in the world. After the war, the Amsterdam Stock Exchange only gradually began to resume its activities, as members felt threatened by what they saw as an impending socialist order which would leave little of the stock market intact. Since the end of the war, the Dutch market has remained relatively neglected, as local companies have found it more favorable to use bank financing to meet their capital requirements. Trading in shares on the ASE may take place on the official market or on the parallel market, which is available to medium-sized and smaller companies that cannot yet meet the requirements demanded for the official market.

    REPORTING, ACCOUNTING AND AUDITING. Dutch reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Dutch corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Dutch equity markets was approximately NLG 492.8 billion or US$295.8 billion.

THE SINGAPOREAN EQUITY MARKETS

    GENERAL BACKGROUND. The Stock Exchange of Singapore (SES) was formed in 1973 with the separation of the joint stock exchange with Malaysia, which had been in existence since 1938. The linkage between the SES and the Kuala Lumpur Stock Exchange (KLSE) remained strong as many companies in Singapore and Malaysia jointly listed on both exchanges, until December 1989 when the dual listing was terminated. SES has a tiered market, with the formation of the second securities market, SESDAQ (Stock Exchange of Singapore Dealing and Automated Quotation System) in 1987. SESDAQ was designed to provide an avenue for small and medium-sized companies to raise funds for expansion. In 1990, SES introduced an over-the-counter (OTC) market known as CLOB International, to allow investors access to international securities listed on foreign exchanges. SES also has a direct link with the National Association of Securities Dealers Automated Quotation (NASDAQ) system, which was set up in March 1988 to allow traders in the Asian time zone access to selected securities on the U.S. OTC markets. This is made possible through a daily exchange of trading prices and volumes of the stocks quoted on NASDAQ. The Singapore Stock Exchange is one of the most developed in Asia and has a strong international orientation.

    REPORTING, ACCOUNTING AND AUDITING. Singaporean reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Singaporean corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Singaporean markets was approximately SGD 222.1 billion or US$156.5 billion.

THE SPANISH EQUITY MARKETS

    GENERAL BACKGROUND. The trading of shares in Spain dates back to 1831 when the Madrid Stock Exchange was founded. Since that time other exchanges have been established in Barcelona, Bilbao and Valencia, although the latter remains purely a local market. Madrid is by far the most active and the most international market exchange, accounting for nearly 50% of total market capitalization of both bonds and stocks. The next largest exchange is Barcelona, founded in 1915. Membership at each stock exchange in Spain is restricted to stockbrokers nominated by the Ministry of Finance. In order to practice their profession, a broker must belong to the Association of Brokers. In November 1986, the Madrid Stock Exchange opened the new second market, or unlisted securities market, as part of an effort to expand the range of Spanish companies whose shares are publicly quoted. The second market provides small and medium-sized companies with access to the trading market of the Madrid Stock Exchange.

    REPORTING, ACCOUNTING AND AUDITING. Spanish reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Spanish corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Spanish equity markets was approximately ESP 19,230.2 billion or US$153.4 billion.

THE SWEDISH EQUITY MARKETS

    GENERAL BACKGROUND. Organized trading of securities in Sweden can be traced back to 1776. Although the Stockholm Stock Exchange was founded in 1864, the real formation of a stock exchange in an international sense took place in 1901. The statutes of the stock exchange were modified in 1906 and, from the beginning of 1907, commercial banks were admitted as members. During the 1970's the Stockholm market was characterized by limited turnover and dull trading conditions. In 1980 the market started to climb and for several years Stockholm was one of the best performing stock markets in both price and volume growth. This regeneration of a market for risk capital was reflected in the large number of companies introduced in the early 1980's. The Stockholm Stock Exchange is structured on a membership basis, with the Bank Inspection Board being the supervising authority. The board consists of 11 directors and one chief executive. The directors of the board are elected by the Swedish government, and the Association of the Swedish Chamber of Commerce, the Federation of Swedish Industries and the member companies of the Stock Exchange. There are three different markets for trading shares in Sweden. The dominant market is the A1 list, for the largest and most heavily traded companies. The second distinct market is the Over-the-Counter Market, which is more loosely regulated than the official market and caters to small and medium sized companies. The other market is the unofficial parallel market which deals in unlisted shares, both on and off the exchange floor. The shares most frequently traded on this market are those which have been delisted from the other markets and those which are only occasionally available for trading.

    There are also two independent markets for options -- the Swedish Options Market (OM) and the Swedish Options and Futures Exchange (SOFE). They offer calls, puts and forwards on Swedish stocks and stock market index.

    REPORTING, ACCOUNTING AND AUDITING. Swedish reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Swedish corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total  market
capitalization of the Swedish equity markets was approximately SEK 1,192.9 billion or US$171.7 billion.

THE SWISS EQUITY MARKETS

    GENERAL BACKGROUND. There are three principal stock exchanges in Switzerland, the largest of which is Zurich, followed by Geneva and Basle. The Geneva exchange is the oldest and was formally organized in 1850. The Basle and the Zurich exchanges were founded in 1876 and 1877, respectively. The Geneva Exchange is a corporation under public law and in Zurich and Basle the exchanges are institutions under public law. There are three different market segments for the trading of equities in Switzerland. The first is the official market, the second is the semi-official market, and the third is the unofficial market. On the official market, trading takes place among members of the exchange on the official trading floors. Trading in the semi-official market also takes place on the floors of the exchanges, but this market has traditionally been reserved for smaller companies not yet officially accepted on the exchange. Unofficial market trading is conducted by members and non-members alike. Typical trading on this market involves shares with small turnover. Both listed and unlisted securities can, however, be traded on this market.

    REPORTING, ACCOUNTING AND AUDITING. Swiss reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Swiss corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.    As  of  January  31,  1996,  the  total market
capitalization of the Swiss equity markets was approximately CHF 454.0 billion or US$375.2 billion.

THE UNITED KINGDOM EQUITY MARKETS

    GENERAL BACKGROUND. The United Kingdom is Europe's largest equity market in terms of aggregate market capitalization. Trading is fully computerized under the Stock Exchange Automated Quotation System. There are 14 stock exchanges in the United Kingdom and Ireland which comprise the Associated Stock Exchange. The most important exchange and the one that has the major share of the business is the London Stock Exchange. The London Stock Exchange has the largest volume of trading in international equities in the world.

    REPORTING, ACCOUNTING AND AUDITING. Although UK reporting, accounting and auditing standards are among the most stringent outside the United States, such standards are not identical to U.S. standards in important respects. Some UK corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may, in certain cases, be less timely and less frequent than that required of U.S. corporations.

    SIZE  OF  EQUITY  MARKETS.     As  of  January   31,  1996,  the   aggregate
capitalization of the United Kingdom equity markets was approximately L898.9 billion or US$1,358.2 billion.

OTHER FUND INVESTMENTS

    Although the policy of each Index Series of the Fund is to remain substantially fully invested in equity securities, an Index Series may also invest in combinations of certain stock index futures contracts, options on such futures contracts, stock index options, stock index swaps and cash and Short-Term Investments that are intended to provide the Index Series with exposure to such equity securities, an Index Series may invest temporarily in certain Short-Term Investments. Such securities may be used to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units of WEBS.

    Although each Index Series generally seeks to invest for the long term, the Index Series retain the right to sell securities irrespective of how long they have been held. However, because of the "passive" investment management approach of the Fund, the portfolio turnover rate for each Index Series is expected to be under 50%, a generally lower turnover rate than for many other investment companies. A portfolio turnover rate of 50% would occur if one half of an Index Series' securities were sold within one year. (For purposes of calculating portfolio turnover rate, the Fund does not take into account "sales" of securities by means of in-kind redemptions, since such transactions do not impact an Index

Series' portfolio composition or weighting.) Ordinarily, securities will be sold from an Index Series only to reflect certain administrative changes in an Index (including mergers or changes in the composition of the Index) or to accommodate cash flows out of the Index Series while seeking to keep the performance of the Index Series in line with that of its benchmark index. In addition, securities may be sold from an Index Series in certain circumstances to ensure the Index Series' compliance with the diversification and other requirements of the Internal Revenue Code of 1986 (the "Internal Revenue Code") and with other requirements, which would tend to raise the portfolio turnover rate of such Index Series. Purchases and sales of securities will involve transaction costs which will be borne by the respective Index Series.

    An Index Series may borrow money from a bank up to a limit of 33% of the market value of its assets, but only for temporary or emergency purposes. An Index Series may borrow money only to facilitate distributions to shareholders or meet redemption requests (in connection with Creation Units of WEBS that the Fund agrees to redeem for cash) prior to the settlement of securities already sold or in the process of being sold by such Index Series. To the extent that an Index Series borrows money prior to receiving distributions on its portfolio securities or prior to selling securities in connection with a redemption, it may be leveraged; at such times, the Index Series may appreciate or depreciate in value more rapidly than its benchmark index. An Index Series will not make cash purchases of securities when the amount of money borrowed exceeds 5% of the market value of its total assets.

LENDING PORTFOLIO SECURITIES

    The Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete transactions and for other purposes. Because the cash, government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables an Index Series to earn additional income that may partially offset the expenses of such Index Series, and thereby reduce the effect that expenses have on such Index Series' ability to provide investment results that substantially correspond to the price and yield performance of its respective MSCI Index. These loans may not exceed 33% of an Index Series' total assets. The documentation for these loans will provide that the Index Series will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Index Series is determined, consisting of cash, government securities or other assets permitted by applicable regulations and interpretations. An Index Series will pay reasonable administrative and custodial fees in connection with the loan of securities. The Index Series will invest cash collateral in Short-Term Investments. Morgan Stanley Trust Company ("MSTC") serves as Lending Agent of the Fund and, in such capacity, will share equally with the respective Index Series any net income earned on invested collateral. An Index Series' share of income from the loan collateral is included in the Index Series' gross investment income.

    The Fund will comply with the conditions for lending established by the Securities and Exchange Commission (the "Commission"). The Commission currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the Index Series must receive at least 100% collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities lent rises above the level of the collateral; (3) the Index Series must be able to terminate the loan at any time; (4) the Index Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Index Series may pay only reasonable custodian fees in connection with the loan and will pay no finders fees; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors (the "Board" or the "Directors") must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. Although each Index Series will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, the Index Series will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (E.G., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each Index Series will bear the risk of loss of any cash collateral that it invests in Short-Term Investments.

CURRENCY TRANSACTIONS

    The investment policy of each Index Series is to remain as fully invested as practicable in the equity securities of the relevant MSCI Index. Hence, no Index Series of the Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Index Series' currency. An Index Series may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlement to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar.

    A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

REPURCHASE AGREEMENTS

    Each Index Series may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which an Index Series acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by an Index Series and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by an Index Series (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Fund's Board of Directors will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with an Index Series. No more than an aggregate of 15% of the Index Series' net assets will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations. An Index Series will enter into repurchase agreements only with Federal Reserve member banks with minimum assets of at least $2 billion or registered securities dealers.

    The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by an Index Series not within the control of the Index Series and therefore the Index Series may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

    Each Index Series may utilize futures contracts, options and swap agreements to the extent described in the Prospectus. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price.

Stock index futures contracts are settled by the payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract and at maturity of the contract. Futures contracts are standardized as to maturity date and underlying commodity and are traded on futures exchanges. At the present time, there are no liquid futures contracts traded on most of the benchmark indices of the Index Series. In such circumstances an Index Series may use futures contracts, and options on futures contracts, based on other local market indices or may utilize futures contracts, and options on such contracts, on other indices or combinations of indices that the Adviser believes to be representative of the relevant benchmark index.

    Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying commodity, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold", or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

    Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Relatively low initial margin requirements are established by the futures exchanges and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

    Each Index Series may use futures contracts and options thereon, together with positions in cash and Short-Term Investments, to simulate full investment in the underlying index. As noted above, liquid futures contracts are not currently available for the benchmark indices of many Index Series. In addition, the Fund is not permitted to utilize certain stock index futures under applicable law. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    An Index Series will not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of an Index Series' total assets. Assets committed to initial margin deposits for futures and options on futures will be held in a segregated account at the Fund's custodian bank. Each Index Series will take steps to prevent its futures positions from "leveraging" its portfolio. When it has a long futures position, it will maintain in a segregated account with its custodian bank, cash or high quality debt securities having a value equal to the purchase price of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain in a segregated account with its custodian bank assets substantially identical to those underlying the contract or cash and high quality debt securities (or a combination of the foregoing) having a value equal to its obligations under the contract (less the value of any margin deposits in connection with the position).

SWAP AGREEMENTS

    Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, each Index Series would seek to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of an Index Series' obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or high quality debt securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account at the Fund's custodian bank.

FUTURE DEVELOPMENTS

    Each Index Series may take advantage of opportunities in the area of options, and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Index Series or which are not currently available but which may be developed, to the extent such opportunities are both consistent with an Index Series' investment objective and legally permissible for the Index Series. Before entering into such transactions or making any such investment, the Index Series will provide appropriate disclosure.

INVESTMENT RESTRICTIONS

    The Fund has adopted the following investment restrictions as fundamental policies with respect to each Index Series. These restrictions cannot be changed with respect to an Index Series without the approval of the holders of a majority of such Index Series' outstanding voting securities. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a majority of the outstanding voting securities of an Index Series means the vote, at an annual or a special meeting of the security holders of the Fund, of the lesser of (1) 67% or more of the voting securities of the Index Series present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Index Series are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Index Series. An Index Series may not:

         1. Change its investment objective;

         2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that an Index Series may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

         3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33% of the value of the Index Series' total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Index Series will not purchase securities while borrowings in excess of 5% of the Index Series' total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings;

         4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for currency transactions and futures contracts will not be deemed to be pledges of the Index Series' assets);

         5. Purchase a security (other than obligations of the United States Government, its agencies or instrumentalities) if as a result 25% or more of its total assets would be invested in a single issuer;

         6. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but an Index Series may purchase and sell securities that are issued by companies that invest or deal in such assets;

         7. Act as an underwriter of securities of other issuers, except to the extent the Index Series may be deemed an underwriter in connection with the sale of securities in its portfolio;

         8. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that an Index Series may make margin deposits in connection with transactions in currencies, options, futures and options on futures;

         9. Sell securities short; or

        10. Invest in commodities or commodity contracts, except that an Index Series may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indices and currencies and options on such futures contracts and make margin deposits in connection with such contracts.

    In addition to the investment restrictions adopted as fundamental policies as set forth above, each Index Series will observe the following restrictions, which may be changed by the Board without a shareholder vote. An Index Series will not:

        1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Fund may vote the investment securities owned by each Index Series in accordance with its views; or

        2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Index Series has valued the investment.

    For purposes of the percentage limitation on each Index Series' investments in illiquid securities, with respect to each Index Series, foreign equity securities, though not registered under the Securities Act of 1933 (the "Securities Act"), will not be deemed illiquid if they are otherwise readily marketable. Such securities will ordinarily be considered "readily marketable" if they are traded on an exchange or other organized market and are not legally restricted from sale by the Index Series. The Adviser will monitor the liquidity of restricted securities in each Index Series' portfolio under the supervision of the Fund's Board of Directors. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors:

        (1) the frequency of trades and quotes for the security;

        (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

        (3) dealer undertakings to make a market in the security; and

        (4) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

    If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS

    A discussion of the risks associated with an investment in the Fund is contained in the Prospectus under the heading "Investment Considerations and Risks". The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

NON-U.S. EQUITY PORTFOLIOS

    An investment in WEBS involves risks similar to those of investing in a broadly-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual Index Series. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates and exchange control regulations, and the costs that may be incurred in connection with conversions between various currencies. Investing in an Index Series whose portfolios contain non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; restrictions on the expatriation of funds or other assets of an Index Series; higher transaction and custody costs; delays attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; lesser levels of regulation of the securities markets; more substantial government involvement in the economy; higher rates of inflation; greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

CURRENCY TRANSACTIONS

    Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gaps, interest rate risk and potential interference by foreign governments through regulation of local exchange markets, foreign investment, or particular transactions in foreign currency. If the Adviser utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Index Series' return with the performance of the corresponding MSCI Index and may lower the Index Series' return. The Index Series could experience losses if the values of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Index Series will incur transaction costs, including trading commissions, in connection with certain of its foreign currency transactions.

FUTURES TRANSACTIONS

    Positions in futures contracts and options thereon may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, an Index Series would continue to be required to make daily cash payments to maintain its required margin. In such situations, if an Index Series has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, an Index Series may be required to make delivery of the instruments underlying futures contracts it holds.

    An Index Series will minimize the risks that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

    The risk of loss in trading futures contracts in some strategies is potentially unlimited, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, entering into long or short futures positions may result in losses well in excess of the amount initially paid. However, given the limited purposes for which future contracts will be used, and the fact that steps will be taken to eliminate the leverage of any futures positions, an Index Series would presumably have sustained comparable losses if, instead of the futures contracts, it had invested in the underlying financial instrument and sold it after the decline.

    Utilization of futures transactions by an Index Series involves the risk of imperfect or no correlation to the benchmark index where the index underlying the futures contracts being used differs from the benchmark index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom an Index Series has an open position in the futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

    Each Index Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to the futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which hedge against a change in the value of securities held by an Index Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. An Index Series may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Index Series.

    In order for an Index Series to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Index Series' business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Index Series' annual gross income. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, an Index Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts, which have been open for less than three months as of the end of the Index Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

    Each Index Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Index Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Index Series' other investments and shareholders will be advised on the nature of the distributions.

CONTINUOUS OFFERING

    The proposed method by which Creation Units of WEBS will be created and traded may raise certain issues under applicable securities laws. Because new Creation Units of WEBS may be issued and sold by the Fund on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent WEBS, and sells such WEBS directly to customers, or if it chooses to couple the creation of a supply of new WEBS with an active selling effort involving solicitation of secondary market demand for WEBS. A determination of whether one is an underwriter for the purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. In any event, broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in WEBS, whether or not participating in the distribution of WEBS, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to WEBS are reminded that under Securities Act Rule 153 a prospectus delivery obligation under
Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the exchange is satisfied by the fact that the Index Series' prospectus is available at the exchange (i.e., the AMEX) upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange and not with respect to "upstairs" transactions.

REGIONAL AND COUNTRY-SPECIFIC ECONOMIC CONSIDERATIONS

EUROPE

    In 1986, the member states of the European Community (the "Member States") signed the "Single European Act", an agreement to establish a free market. Since September 1992, however, Europe's monetary policy has been affected by fluctuating currencies. In addition, although developing a unified common European market has promoted the free flow of goods and services, in 1993 tight monetary policies and high inflation caused Europe's economies to ebb into recession.

    The 1995 General Agreement on Trade and Tariffs (GATT) has attempted to resist protectionism and Europe's economies improved fueled by increased exports. This recovery was aided by the U.S. dollar's recovery in the spring of 1995. While interest rates have continued to decline, some countries' tight monetary conditions remain an obstacle to stronger growth and a threat to exchange market stability.

    The Maastricht Treaty on economic and monetary union (the "EMU") is intended to provide its members with a stable monetary framework. Until the EMU takes effect sometime between 1997 and 1999, however, the community will be challenged to enforce monetary cooperation and reduce conflicts between domestic and external policies among the European countries.

    AUSTRIA. Austria's small population and limited domestic market is insufficient to support single large industrial sectors. Also, raw materials are limited and the terrain supports only a small agricultural sector. With its skilled labor force, however, Austria has focused on special niche industries for export, with high value added through technological applications. In addition, a vibrant services sector, based initially on tourism, has emerged and accounts for 64% of Gross Domestic Product ("GDP").

    As a result of the second world war, much of the Austrian industrial sector was converted to public ownership. Austria had established the Austrian Industrial Administration Company ("OIAG") to function as a holding company for these nationalized industries. With the global recession and the troublesome state of public finance in Austria, the government, attempting to reduce the drain of the OIAG on the country's budget, reduced the OIAG's labor force and reorganized the OIAG into seven separate holding companies. The reorganization of the OIAG, along with public asset sales, helped to reduce the budget deficit from 5.1% of GDP in 1986 to 3.3% of GDP in 1992. Losses in 1993, however, caused the government to begin selling the group to the private sector. Along with the steady trend toward privatizations, the importance of foreign capital has increased.

    BELGIUM. Rising new industries in Belgium include light engineering, chemicals and food processing and services, with the service industry sector accounting for approximately 70% of GDP. Although the agricultural sector is small, accounting for only 2% of GDP, its importance is reflected in Belgium's thriving food processing business. Some of Belgium's traditional industries have experienced a steep decline over the past two decades, such as coal, steel, textiles and heavy engineering, but this decline has, in part, been offset by the rising new industries. Company ownership is held by a few large private sector groups through a web of holding and operating companies.

    Belgium's open trade policy has resulted in record surpluses in each of the four years from 1991 to 1994. Exports are running at approximately 77% of GDP and imports at 74%.

    High unemployment and a large government deficit continue to occupy the government's attention. Through a series of expenditure reductions and tax increases, the government was able to reduce the deficit to 5.9% of GDP in 1990, but this trend reversed itself in 1991. The rise in the deficit was fueled by economic slowdown followed by a recession in 1993, while social security and interest payments continued to rise. By 1993, the recessive economy coupled with rising social security and interest payments caused the deficit to increase to 7.2% of GDP. However, with the return to economic growth in 1994 and the corresponding rise of tax receipts, the deficit was reduced to 5.4% of GDP.

    FRANCE. France is a leading industrial and agricultural country. Its large service sector, accounting for approximately two-thirds of GDP, includes tourism, transportation and computer consultancy. The once dominant iron and steel and textiles and clothing industries have given way to the fast growing aerospace, chemicals and pharmaceuticals, plastics and telecommunications industries. The automobile industry, however, is still the most important industry in France, accounting for one-twelfth of the labor force and one-sixth of exports.

    The two economic concerns that have plagued France for the past decade are a large budget deficit and high unemployment (currently approximately 12%). In May 1993, the government, in an effort to correct these problems, imposed excise duties and implemented government expenditure cuts. Soon thereafter, the government imposed additional measures to foster employment creation and conducted the largest government bond issue to date. In addition, in 1993, the government restarted privatizing state-owned enterprises.

    In 1995, the government attempted to strike a balance between reducing the budget deficit and stimulating growth. In May 1995, the government imposed tax increases to reduce the budget deficit consisting of a 2% increase in value-added tax and a 10% surcharge on corporate income tax. These measures, while termed temporary, will remain in effect until at least 1997.

    The economic challenges facing the government for the next few years include reducing the budget deficit to a level acceptable under the EMU, curbing high unemployment and controlling social security spending.

    GERMANY. Germany, the third largest economy in the world, has faced substantial economic challenges from the reunification of East and West Germany. The former East Germany had been insulated from any real competition, was under-invested in housing and infrastructure and, generally, was not geared to handle full economic and political union with West Germany. In addition, while the West German government intended to finance the costs of reunification with increased taxes, the costs proved to be much greater than anticipated due to the high cost of social security transfers, extensive environmental damage and a generally worse economic condition than expected. As a result, in 1993, the public sector deficit rose from 0% to 7.5% and the Bundesbank (central bank) sharply raised interest rates, which, in turn, caused the economy to recess.

    In 1994, Germany began to recover from recession, but rising interest rates restricted market advances. Eastern Germany has also experienced an upturn in its economy with GDP rates running in excess of 7%, which has enhanced cost competitiveness. Much of Germany's fiscal health and prosperity over the next few years will depend on the continued growth of capitalism in eastern Germany. In addition, to comply with the Maastricht Treaty, Germany must cut government debt from a projected 64% of GDP next year to less than 60%. The failure, either political or economic, of Germany's ability to cut spending while also funding the restoration of the east to fiscal health could negatively impact the German stock market.

    ITALY. Italy is a net importer of agricultural products and imports most of its energy products. Aside from tourism and design, Italy is not very competitive in the service sector. Through networks of small and medium-sized companies, Italy's strengths lie in its manufacturing sector, particularly machine tools and consumer goods. In the early 1990s, industry began to struggle to compete as a result of wage increases and an exchange rate policy designed to limit the effect of government borrowing on the inflation rate. Since the collapse of the lira in September 1992, however, exports have recovered.

    The Bank of Italy, operating autonomously, has historically followed a tough monetary policy in an effort to prevent government borrowing from causing inflation. Since May 1994, the Bank of Italy has raised the official discount rate twice to defend the lira's exchange rate and curb rising inflation. By May 1995, the nominal effective rate of exchange of the lira depreciated over 6% compared to December 1994 and 31% compared to August 1992.

    From 1992 through 1995, the government has sought to implement a fiscal policy that would reduce government borrowings through tax measures and government spending cuts. The 1993 budget included provisions for structural reforms of the pension system, public sector employment, local government finance and health services. In addition, the 1993 budget introduced new revenue enhancement measures, including certain tax increases. However, high interest rates and a shortfall in revenue resulted in a severe recession. The 1994 budget was based on expenditure cuts, including reductions in the health, welfare and education budgets, but lower than expected tax receipts were received due to the recession. The 1995 budget included some temporary revenue raising measures and cuts to the pension system, health service, local government and defense.

    In 1992, Italy also began a privatization program by transferring major state holdings to joint-stock companies as an intermediate step to total or, at least partial, floatation on the stock exchange. Although the privatization program was somewhat curbed in 1994, the government in 1995 has expressed an interest in revitalizing the program.

    THE NETHERLANDS. The Netherlands boasts one of the highest GDP per capita at $20,244. Although its most important sector is industrial, the Netherlands also benefits from agricultural and natural gas resources.

    Foreign trade is vital to the Netherlands, accounting for over 50% of GDP. The recovery of exports by the end of the 1980s was fueled by government policies on wage moderation, although such policies resulted in increased unemployment. In addition, the reunification of Germany resulted in a surge in demand for exports.

    Public spending has exceeded 50% of GDP, including transfer payments. The public-sector deficit has been a political and economic problem and has received heightened government attention. While the deficit has been reduced recently, further reduction remains a key government objective.

    SPAIN. Spain's entry into the European Community in 1986 was followed by a period of rapid economic growth. Economic growth did not continue, however, and the government's restrictive monetary policy and the overvalued peseta contributed to a downturn in investment and a rise in unemployment in the early 1990s. Currently, the government faces the challenges of addressing the domestic concerns of controlling inflation, reducing a large government deficit and effecting labor reform against the competing interests of maintaining a monetary policy suitable for Spain's participation in the EMU.

    In June 1989, Spain joined the Exchange Rate Mechanism of the European Monetary System with the aim of maintaining a stable currency. The resulting huge inflows of foreign capital caused the Spanish economy to lose some of its competitiveness. With the devaluation of the peseta and the easing of monetary policy in 1993, Spain slipped into its worst recession in 30 years. The resulting falling tax receipts coupled with greater social spending caused the deficit to increase to 7.5 % of GDP. Although a large increase in exports and a substantial decrease in imports somewhat mitigated the effect of the 1993 recession, inflation had risen to 4.7% due to the peseta devaluation. The rise in inflation has caused higher interest rates, which threaten to slow economic recovery.

    The government has also displayed an inability to control government spending, particularly in the area of social spending, and prospects for future spending cuts are limited. The pension system, perhaps the biggest challenge facing the government in this area, now accounts for 23% of public-sector spending, which will continue to grow by 10% annually in the absence of structural reform.

    In June of 1994, Spain experienced a general strike by the trade unions. The strike, while unsuccessful, has led to reforms in the labor market to ease rigid regulations that govern permanent job contracts.

    SWEDEN. Sweden has a highly developed and successful industrial sector. The chief industries, most of which are under private ownership, include textiles, furniture, electronics, dairy, metals, ship building, clothing, engineering, chemicals, food processing, fishing, paper, oil and gas, automobiles, and shipping. Productivity, as measured by GDP per capita, is well above the European average, although two-thirds of GDP passes through the public sector.

    Sweden recently suffered a severe recession with a total fall in GDP of 5% from 1990 to 1993. However, economic recovery in 1994 resulted in a 2% increase in GDP. The result of the recession and the slow growth of GDP thereafter has been a drop in the standard of living in Sweden.

    The government has traditionally afforded its citizens generous benefits for unemployment, sick leave, child care, elder care, and general public welfare, along with state-provided medical care. This extensive social welfare system, however, has proved to be extremely costly during recent decades, resulting in growing government deficits. In addition, Sweden has a history of supporting an inefficient agricultural sector with subsidies ranging up to 75% (the recent average for Europe has been approximately 35%-45%). Also, unemployment has remained fairly high and, because the income scale tends to be flat, little income advantage results from career advancement. Almost half of personal disposable income received by Swedes was the result of transfer payments, a system for redistributing wealth.

    Sweden, which recently agreed to join the European Community, will be under strong pressure to reduce government spending, especially when the full terms of the EMU and other union agreements are implemented. National debts, which are high in Sweden, will also need to be reduced. How well these goals can be accomplished without reversing the long-awaited growth trends that are now emerging remains to be seen.

    SWITZERLAND. Swizterland's lack of raw materials has caused it to base economic growth on its highly skilled labor market and technological expertise in manufacturing. Swizterland's strengths lie in chemicals and pharmaceuticals, watches and precision instruments, engineering, food, financial services and tourism. In addition, its small domestic market has caused substantial reliance on exports, which accounted for 36% of GDP in 1994.

    With a heavy dependence on foreign labor to supplement its labor force, Switzerland has historically experienced low unemployment levels. From 1990 through the first half of 1995, however, unemployment rose substantially, peaking at 5% in 1994. In addition, high labor costs tend to reduce price competitiveness, although this has been partially offset by low inflation and moves to higher value-added products and services.

    UNITED KINGDOM. Following a long recession that ended in 1992, the United Kingdom saw 2% growth in GDP in 1993 amidst the global recession. The reduced demand from foreign markets stemming from the global recession of 1993-94 hurt the United Kingdom's economy. In addition, foreign investment is crucial to the continued economic recovery, but the United Kingdom is facing heavy competition for foreign investment from its European neighbors.

    The Conservative Party has lost a great deal of its power and a strong possibility exists that it will lose control of the government to the Labor Party in the next election. Accordingly, a shift may occur in current government policies, particularly concerning certain social employment policies of the European Community that had been rejected by the Conservative Party.

    Anti-union sentiment exists in the United Kingdom and the failed attempt to tie the pound to the European Currency Unit has resulted in higher inflation. Accordingly, the United Kingdom has not been as active a participant in formulating European Community policies as it might have been. In addition, like other European countries, inflation continues to remain high, which tends to hinder economic growth. It is expected that high inflation will continue in the United Kingdom.

                REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)

                                                           1994        1993       1992       1991        1990
                                                           -----     ---------  ---------  ---------     -----
Austria...............................................         2.8        -0.1        1.8        3.0         4.2
Belgium...............................................         2.3        -1.7        1.9        2.3         3.2
France................................................         2.5        -1.0        1.2        0.8         2.5
Germany...............................................         2.9        -1.1        2.2        2.8      --
Italy.................................................         2.5        -0.7        0.7        1.2         2.1
Netherlands...........................................         2.4         0.4        1.3        2.3         4.1
Spain.................................................         1.9        -1.0        0.8        2.2         3.6
Sweden................................................         2.2        -2.1       -1.9       -1.1         1.4
Switzerland...........................................         2.0        -0.9       -0.3     --             2.3
United Kingdom........................................         3.8         2.2       -0.5       -2.0         0.4

Source:World Economic Outlook, May 1995 (International Monetary Fund)

JAPAN, THE PACIFIC BASIN, AND SOUTHEAST ASIA

    Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.

    The economies of most of the Asian countries continue to depend heavily upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of projectionist trade legislation, reduction of foreign investment in the local economies, and general declines in the international securities markets could have a significant adverse effect upon the economies and securities markets of the Asian countries.

    The success of market reforms and a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.

    AUSTRALIA. Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. Australia is rich in natural resources and is the world's largest exporter of beef and wool, the second-largest exporter of mutton, and among the top wheat exporters. Australia is also a major exporter of minerals, metals and fossil fuels. Due to the nature of Australia's exports, a downturn in world commodity prices may have a big impact on its economy. The government is in the process of developing policies to promote foreign investment, expand research and development, increase funding for national landcare and reform public housing policy. Also, the government is supportive of continuing privatization of state-owned enterprises.

    While economic data suggest an easing from the unsustainable rates of growth reached during 1994, the outlook is for continued, but moderate economic growth. GDP is forecast to grow by 4.75% in 1994-95 and 3.75% in 1995-96, but debt is also expected to continue to rise.

    Notwithstanding the intensification of the severe drought in eastern Australia, economic growth was strong in 1994-95 with improvements made in reducing unemployment, which is currently in excess of 8%. The drought also contributed to inflation by causing food prices to rise in 1995. In addition, the government's increased taxes on tobacco and motor vehicles contributed to an inflation rate that reached 5.1% in 1995.

    HONG KONG. Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth, which was vigorous in the 1980s. Although China has committed by treaty to preserve Hong Kong's economic and social freedoms, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the Chinese government. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate related business.

    Much speculation centers around what China will do when it comes back into possession of Hong Kong. The answer will depend in large part on who is in power in China at that time, which is unknown. There can be no assurance that the transition to Chinese rule will not have serious adverse effects on the value of Hong Kong stocks, and thus on the value of WEBS of the Hong Kong Index Series. However, tensions that have arisen between the current governor, Chris Patten, and the Chinese government have led to speculation that China may try to punish Hong Kong by sabotaging it economically, an option which is considered a real possibility even though it would not necessarily be to China's economic advantage to do so. The Hong Kong market's growth over the past decade has not come without much volatility, and there is no doubt that volatility will continue to characterize the market, not only because of political uncertainties but because the market has traditionally been dominated by the actions of a few large trading blocs.

    JAPAN. Japan's economy, amounting to the second-largest GDP in the world, has grown substantially over the last three decades. However, in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. It is suffering through its worst recession in two decades. Profits have fallen sharply, unemployment has reached a historical high of 3.2% and consumer confidence is low. The banking sector continues to suffer from non-performing loans. Nine discount-rate cuts since its 6% peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

    In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.

    While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

    Japan's heavy dependence on international trade has been adversely affected by trade barriers and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and it is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes

Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

    Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.

    MALAYSIA. Over the last two decades, Malaysia has experienced rapid industrialization transposing a once commodity driven economy to one dominated by the manufacturing sector. Although commodities remain important to the Malaysian economy, where the country has played a leading role in tin, rubber, palm oil, timber, oil and gas, the electronics sector is now, by far, the fastest growing and most important segment. In fact, Malaysia has become the world's third-largest producer of semiconductor devices (after the U.S. and Japan) and the world's largest exporter of semiconductor devices.

    The high rates of investment that have been required to sustain Malaysia's rapid growth have been met with high rates of domestic savings and significant inflows of foreign direct investment. This combination has been instrumental in maintaining fast growth while simultaneously limiting inflationary pressures. Although free repatriation of profits are allowed, Malaysia has experienced a high rate of reinvestment of profits on foreign direct investment.

    The Bank Negara Malaysia (central bank) has followed a strict monetary policy in an effort to restrain inflationary pressures. There has been limited intervention, however, as the ringgit has remained strong. Inflationary pressures include increasing demands on natural resources and speculative international funds. The central bank took measures in 1994 to discourage speculative investment from abroad, including segregation of non-resident funds and strict limits on banks' activities across frontiers. As a result, share prices on the national exchange fell and the value of the ringgit dropped. Although these monetary policies were subsequently rescinded, the threat of such future action may deter capital inflows.

    While inflation has been kept in check, in part through government intervention to control prices, inflationary pressures still exist. Rapid economic growth has led to shortages, some inefficiencies and rising imports. The government, however, has been reluctant to take certain deflationary steps because of the fear of endangering the private investment needed for economic growth.

    Malaysia's rapid development has not been without costs. The potential now exists for repatriation of profits from foreign direct investment and the resulting vulnerability to changes in the relative attractions of different countries as locations for investment. In addition, the high import content of its exports, which increases its vulnerability to world commodity pricing, may lead to trade imbalances and impact on economic performance. Also, its high export dependence leaves it vulnerable to recessions abroad.

    SINGAPORE. Singapore has become highly industrialized with rapid growth in its manufacturing sector due in large part to significant foreign investment. Of particular importance is the electronics industry where Singapore is the leading producer of disk drives. The financial and business services sector has also experienced recent growth, while mining and agriculture are of minimal importance. The oil refining and chemicals industry has long been important and a significant pharmaceuticals sector has emerged. Since 1987, annual growth has been high, ultimately reaching 10% in 1993 and 1994. This sustained annual growth can be attributable to the continuing expansion in investments and exports, coupled with the relatively small increase in personal consumption.

    The government has followed an interventionist economic policy with respect to its individual industries. To instill faith in its interventionist policies, the government has sought to maintain economic stability. It has done this by, among other measures, allowing the singapore dollar to appreciate to reduce imported inflation and setting taxes relatively high, but keeping rates stable. On the other hand, there has been little attempt to use monetary policy to modify economic growth. The government has instead focused on regulating the supply of foreign labor by setting limits on the percentage of foreign labor employed and applying levies on employers of foreign labor. In addition, the government, recognizing that land use is a constraint on growth, has sought to make existing land use more efficient.

    The government directly holds stakes in individual companies across the board from high-tech defence contractors to low-tech service businesses. The government also holds indirect stakes in firms through a number of agencies. Such government ownership interests may discourage the development of private firms due to fears that the government entities may be given certain advantages not available to private entities. Some privatization of state-owned businesses is ongoing, however, such as the telephone business and certain other utilities.

    Singapore is heavily dependent on foreign trade with the total value of trade goods and services reaching 278% of GDP in 1994. The country has also seen a large volume of re-export trade. The industrial base is dominated by foreign multinationals, with only a few large domestic firms. While foreign investment is a key to the continued prosperity of Singapore, several factors raise concerns about future prospects. Productivity growth has not been consistent over the years. In addition, business costs remain high reflective in part of the expense of labor. Also, the appreciating currency, while countering domestic pressures, does not afford advantages to exporters.

                REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)

                                                             1994        1993        1992        1991        1990
                                                             -----     ---------     -----     ---------     -----
Australia...............................................         4.7         3.7         2.1        -1.3         1.3
Hong Kong...............................................         5.7         5.8         6.0         5.1         3.4
Japan...................................................         0.6        -0.2         1.1         4.3         4.8
Malaysia................................................         8.5         8.3         7.8         8.7         9.7
Singapore...............................................         7.0         9.9         6.0         6.7         8.8

Source:World Economic Outlook, May 1995 (International Monetary Fund)

CANADA

    Due to its vast geographic area, ranking second in the world only to Russia, Canada has successfully developed into a modern industrial country supplemented by significant agricultural activities and natural resource exploitation, such as oil, gas and timber. With exports amounting to over 25% of Canadian production, Canada is highly dependent on the U.S. market as a source of demand for manufacturing, agricultural, energy and other raw material products. Approximately 75% of Canada's external trade is with the U.S. and close ties exists between U.S. and Canadian manufacturers. Both the Free Trade Agreement with the U.S. and the North American Free Trade Agreement significantly increased Canada's market and should solidify these ties.

    In late 1990, due to reduced domestic demand and problems with the U.S. market, the economy ebbed into recession. The recession hit the manufacturing sector the hardest, but real investment in machinery and equipment indicated that important restructuring steps were underway with a view toward improving productivity. As a result of the recession, tax receipts dwindled and government deficits mushroomed. In addition, the poor export performance during the recession displayed a perhaps reduced competitiveness internationally. The economy showed signs of a modest recovery in 1992 that continued into 1993 due to lower interest rates and an upswing in U.S. demand. The continued strength in investment in machinery and equipment along with a lower Canadian dollar indicate that Canada may have brighter prospects in the short run. The government will be challenged to maintain advances it makes in competitiveness over the long run. Other problems faced by the Canadian economy include persistent high budget deficits at the Federal level and in some provinces (notably Ontario and Quebec) and the drag on the economy caused by the ongoing uncertainty caused by the separatist movement in Quebec, Canada's second largest and second most populous province.

           CANADIAN REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)

     1994        4.5
     1993        2.2
     1992        0.6
     1991       -1.8
     1990       -0.2

Source:World Economic Outlook, May 1995 (International Marketing Fund)

MEXICO

    During the period from 1982 through 1994, Mexico pursued far-reaching and comprehensive adjustment policies designed to reform its economy and achieve a return to sustained economic growth. These policies included fiscal discipline, tax reform, trade liberalization, opening the economy to foreign investment, reform of certain public sector prices to conform to market conditions, deregulation, privatization of certain non-strategic public sector enterprises and an exchange rate and monetary policy aimed at slowing the rate of inflation in Mexico to levels approximating those of its major trading partners.

    While successful in reducing inflation from 159.2% in 1987 to 7.1% in 1994 and achieving real GDP growth averaging 3.0% over the 1990-1994 period, the Mexican economy had certain weaknesses by 1994 that made it unable to withstand the severe internal and external political and economic shocks that occurred in 1994, resulting in the destabilization of the Mexican economy at the end of 1994, a crisis of confidence on the part of foreign portfolio investors and the economic and financial crisis facing the government since the beginning of 1995. Weaknesses of the economy that became apparent in 1994 included a reduced level of domestic savings and a government exchange rate policy that over time resulted in the progressive overvaluation of the new peso.

    During 1994, internal and external events combined to complicate the management of the Mexican economy. Progressive increases in interest rates in the United States, and prospects of further such increases, made Mexican investments relatively less attractive to foreign portfolio investors. In addition, a series of internal disruptions and political events, including the insurgents' attack in the southern state of Chiapas, the assassinations of certain political leaders and the resulting uncertainty regarding the fairness of elections and the kidnapping of several prominent businessmen, caused some investors to believe that the Mexican political system was less stable than had been believed.

    In December 1994, after the government allowed the new peso to float freely against the dollar, a sharp and rapid devaluation of the new peso ensued. The new peso's devaluation, which increased the cost of imported goods and services, caused the inflation rate in Mexico to rise (the government expects the inflation rate for the period from December 1994 to December 1995 to be 51.4%). In addition, the devaluation raised concerns about Mexico's ability to repay its short-term obligations and the stability of the Mexican banking system. These concerns have led to sharply higher interest rates on Mexican public and private sector debt and sharply reduced opportunities for refinancing or refunding debt issues. Throughout 1995, however, the government, through various initiatives and programs, has sought to restore stability to Mexico's financial and foreign exchange markets, lower inflation rates, enahance international competitiveness, protect the solvency of the banking system and stimulate economic recovery and job creation. It is unclear whether these initiatives will be successful in dealing with Mexico's severe economic problems.

                MEXICO REAL GDP RATE OF GROWTH (ANNUAL % CHANGE)

     1994        3.5
     1993        0.6
     1992        2.8
     1991        3.6
     1990        4.4

Source:World Economic Outlook, May 1995 (International Marketing Fund)

                                THE MSCI INDICES

IN GENERAL

    The Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. The MSCI Indices have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

    Although local stock exchanges have traditionally calculated their own indices, these are generally not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets for all indices, developed and emerging.

    MSCI Indices are notable for the depth and breadth of their coverage. MSCI generally seeks to have 60% of the capitalization of a country's stock market reflected in the MSCI index for such country. Thus, the MSCI Indices balance the inclusiveness of an "all share" index against the replicability of a "blue chip" index.

WEIGHTING

    All single-country MSCI Indices are market capitalization weighted, i.e., companies are included in the indices at their full market value (total number of shares issued and paid up, multiplied by price). MSCI believes full market capitalization weighting is preferable to other weighting schemes for both theoretical and practical reasons.

    MSCI calculates two indices in some countries in order to address the issue of restrictions on foreign ownership in such countries. The additional indices are called "free" indices, and they exclude companies and share classes not purchasable by foreigners. Free indices are currently calculated for Singapore, Mexico, the Philippines and Venezuela, and for those regional and international indices which include such markets.

    REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 60% of market capitalization, helps ensure that each country's weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policy among MSCI developed and emerging market indices is also critical to the calculation of certain combined developed and emerging market indices published by MSCI.

SELECTION CRITERIA

    THE UNIVERSE OF SECURITIES. The constituents of a country index are selected from the full range of securities available in the market, excluding issues which are either small or highly illiquid. Non-domiciled companies and investment trusts are also excluded from consideration. After the index constituents are chosen, they are reclassified using MSCI's schema of 38 industries and 8 economic sectors in order to facilitate cross-country comparisons.

    THE OPTIMIZATION PROCESS. The process of choosing index constituents from the universe of available securities is consistent among indices. Determining the constituents of an index is an optimization process which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles, and minimizing cross-ownership. The optimization variables and their targets are:

Market Coverage                           TARGET 60% OF MARKET
Industry Representation                   MIRROR THE LOCAL MARKET
Liquidity                                 MAXIMIZE
Float                                     MAXIMIZE
Cross-Ownership                           AVOID/MINIMIZE
Size                                      SAMPLE WITH SIZE CHARACTERISTICS OF
                                          UNIVERSE

    COVERAGE. To reflect accurately country-wide performance as well as the performance of industry groups, MSCI aims to capture 60% of total market capitalization at both the country and industry level. To reflect local market performance, an index should contain a percentage of the market's overall capitalization sufficient to achieve a high level of tracking. The greater the coverage, however, the greater the risk of including securities which are illiquid or have restricted float. MSCI's 60% coverage target reflects a balance of these considerations.

    INDUSTRY REPRESENTATION. Within the overall target of 60% market coverage, MSCI aims to capture 60% of the capitalization of each industry group, as defined by local practice. MSCI believes this target assures that the index reflects the industry characteristics of the overall market and permits the construction of accurate industry indices.

    MSCI may exceed the 60% of market capitalization target in the index for a particular country because, E.G., one or two large companies dominate an industry. Similarly, MSCI may underweight an industry in an index if, E.G., the companies in such industry lack good liquidity and float, or because of extensive cross-ownership.

    LIQUIDITY. Liquidity is measured by trading value, as reported by the local exchanges. Trading value is monitored over time in order to determine "normal" levels exclusive of short-term peaks and troughs. A stock's liquidity is significant not only in absolute terms (i.e., a determination of the market's most actively traded stocks), but also relative to its market capitalization and to average liquidity for the country as a whole.

    FLOAT. Float, or the percentage of shares freely tradeable, is one measure of potential short-term supply. Low float raises the risk of insufficient liquidity. MSCI monitors float for every security in its coverage, and low float may exclude a stock from consideration. However, float can be difficult to determine. In some markets good sources are generally not available. In other markets, information on smaller and less prominent issues can be subject to error and time lags. Government ownership and cross-ownership positions can change over time, and are not always made public. Float also tends to be defined differently depending on the source. MSCI seeks to maximize float. As with liquidity, float is an important determinant, but not a hard-and-fast screen for inclusion of a stock in, or exclusion of a stock from, a particular index.

    CROSS-OWNERSHIP. Cross-ownership occurs when one company has an ownership position in another. In situations where cross-ownership is substantial, including both companies in an index can skew industry weights, distort country-level valuations and over-represent buyable opportunities. An integral part of MSCI's country research is identifying cross-ownerships in order to avoid or minimize them. Cross-ownership cannot always be avoided, especially in markets where it is prevalent. When MSCI makes exceptions, it strives to select situations where the constituents operate in different economic sectors, or where the subsidiary company makes only a minor contribution to the parent company's results.

    SIZE. MSCI attempts to meet its 60% coverage target by including a representative sample of large, medium and small capitalization stocks, in order to capture the sometimes disparate performance of these sectors. In the emerging markets, the liquidity of smaller issues can be a constraint. At the same time, properly representing the lower capitalization end of the market risks overwhelming the index with names. Within these constraints, MSCI strives to include smaller capitalization stocks, provided they exhibit sufficient liquidity.

CALCULATION METHODOLOGY


    All MSCI Indices are calculated daily using Laspeyres' concept of a weighted arithmetic average together with the concept of "chain-linking," a classical method of calculating stock market indices. The Laspeyres method weights stocks in an index by their beginning-of-period market capitalization. Share prices are "swept clean" daily and adjusted for any rights issues, stock dividends or splits. Most MSCI Indices are currently calculated in local currency and in U.S. dollars, without dividends , with gross dividends reinvested and with net dividends reinvested. With the exception of the Mexico (Free) Index Series, the Fund's Index Series utilize MSCI Indices calculated with net dividends reinvested. "Net dividends" means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the Australia, Austria and Germany Index Series, such withholding rate currently differs from that applicable to United States residents. So-called "un-franked" dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the Australia Index Series (there is no difference in the treatment of "franked" dividends). Austrian companies impose a 15% dividend withholding on Luxembourg residents and an 11% rate on the Austria Index Series. German companies impose a 15% dividend withholding on Luxembourg residents and a 10% rate on the German Index Series. The Mexico (Free) Index Series' benchmark Index, the MSCI Mexico (Free) Index, reflects the reinvestment of gross dividends. "Gross dividends" means dividends before reduction for taxes withheld at source.


DIVIDEND TREATMENT

    In respect of developed markets, MSCI Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end.

    In respect of emerging markets, MSCI has constructed its indices with dividends reinvested as follows:

    - In the period between the ex date and the date of dividend reinvestment, a dividend receivable is a component of the index return.

    - Dividends are deemed received on the payment date.

    - To determine the payment date, a fixed time lag is assumed to exist between the ex date and the payment date. This time lag varies by country, and is determined in accordance with general practice within that market.

    - Reinvestment of dividends occurs at the end of the month in which the payment date falls.

PRICE AND EXCHANGE RATES

    PRICES. Prices used to calculate the MSCI Indices are the official exchange closing prices. All prices are taken from the dominant exchange in each market. In countries where there are foreign ownership limits, MSCI uses the price quoted on the official exchange, regardless of whether the limit has been reached.

    EXCHANGE RATES. MSCI uses WM/Reuters Closing Spot Rates for all developed and emerging markets except those in Latin America. The WM/Reuters Closing Spot Rates were established by a committee of investment managers and data providers, including MSCI, whose object was to standardize exchange rates used by the investment community. Exchange rates are taken daily at 4 PM London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4 PM. WM/ Reuters provides closing bid and offer rates. MSCI uses these to calculate the mid-point to 5 decimal places.

    MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM/Reuters rate is believed not to be representative for a given currency on a particular day. Because of the high volatility of currencies in some Latin American countries, MSCI continues to use its own timing and sources for these markets.

CHANGES TO THE INDICES

    In changing the constituents of the indices, MSCI attempts to balance representativeness versus undue turnover. An index must represent the current state of an evolving marketplace, yet at the same time minimize turnover, which is costly as well as inconvenient for managers.

    There are two broad categories of changes to the MSCI Indices. The first consists of market-driven changes such as mergers, acquisitions, bankruptcies, etc. These are announced and implemented as they occur. The second category consists of structural changes to reflect the evolution of a market, for example due to changes in industry composition or regulations. In the emerging markets, index restructurings generally take place every one year to eighteen months. Structural changes may occur only on four dates throughout the year: the first business day of March, June, September and December. They are preannounced at least two weeks in advance.

    ADDITIONS. Restructuring an index involves a balancing of additions and deletions. To maintain continuity and minimize turnover, MSCI is reluctant to delete index constituents, and its approach to additions is correspondingly stringent. As markets grow because of privatizations, investor interest, or the relaxation of regulations, index additions (with or without corresponding deletions) may be needed to bring industry representations up to the 60% target. Companies are considered not only with respect to their broad industry, but also with respect to their sub-sector, in order to achieve if possible a broader range of economic activity. Beyond industry representativeness, new constituents are selected based on the criteria discussed above, i.e. float, liquidity, cross-ownership, etc.

    NEW ISSUES. In general, new issues are not eligible for immediate inclusion in the MSCI Indices because their liquidity remains unproven. Usually, new issues undergo a "seasoning" period of one year to eighteen months between index restructurings until a trading pattern and volume are established. After that time, they are eligible for inclusion, subject to the criteria discussed above (industry representation, float, cross-ownership, etc.).

    In the emerging markets, however, it is not uncommon that a large new issue, usually a privatization, comes to market and substantially changes the country's industry profile. In exceptional circumstances, where the issue's size, visibility and investor interest assure high liquidity, and where excluding it would distort the characteristics of the market, MSCI may decide to include it immediately in the indices.

    In other cases, MSCI may decide not to include a large new issue even in the normal process of restructuring, and in spite of substantial size and liquidity.

    DELETIONS. MSCI's primary concern when considering deletions is the continuity of the indices. Of secondary concern are the turnover costs associated with deletions. The indices must represent the full investment cycle, including bear as well as bull markets. Out-of-favor stocks may exhibit declining price, market capitalization or liquidity, and yet continue to be good representatives of their industry.

    Companies may be deleted because they have diversified away from their industry classification, because the industry has evolved in a different direction from the company's thrust, or because a better industry representative exists (either a new issue or an existing company). In addition, in order not to exceed the 60% target coverage of industries and countries, adding new index companies may entail corresponding deletions. Usually such deletions take place within the same industry, but there are occasional exceptions.

    Each of the MSCI Indices utilized as the benchmark for an Index Series of the Fund is calculated reflecting dividends reinvested. With the exception of the Mexico (Free) Index Series, the Fund's Index Series utilize MSCI Indices calculated with net dividends reinvested. MSCI refers to each of its Indices calculated reflecting net dividends reinvested as the "MSCI [relevant country] Index (with net dividends reinvested)".

THE MSCI AUSTRALIA INDEX

    On   January  31,  1996,  the  MSCI  Australia  Index  (with  net  dividends reinvested) (the "MSCI Australia") consisted of 49 stocks with an aggregate market capitalization of approximately AUD186.4 billion or US$138.8 billion. In percentage terms, the MSCI Australia represented approximately 55.1% of the total market capitalization of Australia.

    The ten largest constituents of the MSCI Australia and the respective approximate percentages of the MSCI Australia represented by such constituents were, in order:

       1.  Broken Hill Prop. Co......................................     19.78%
       2.  News Corp.................................................     11.14%
       3.  National Bank Australia...................................      9.92%
       4.  Westpac Banking...........................................      6.54%
       5.  Western Mining............................................      4.91%
       6.  CRA.......................................................      3.36%
       7.  Coca-Cola Amatil..........................................      3.33%
       8.  Amcor.....................................................      3.33%
       9.  Lend Lease................................................      2.57%
      10.  Coles Myer................................................      2.49%

    As of January 31, 1996, the largest five constituents together comprised approximately 52.29% of the market capitalization of the MSCI Australia; the largest ten constituents comprised approximately 67.37% of the market capitalization of the MSCI Australia and the largest 20 constituents comprised approximately 85.41% of the market capitalization of the MSCI Australia.

    The ten most highly represented industry sectors in the MSCI Australia, and the approximate percentages of the MSCI Australia represented thereby as of January 31, 1996 were:

       1.  Energy Sources..............................................      22.6%
       2.  Banking.....................................................      16.5%
       3.  Metals -- Non Ferrous.......................................      12.0%
       4.  Broadcasting & Publishing...................................      11.1%
       5.  Multi-Industry..............................................       6.2%
       6.  Beverages & Tobacco.........................................       6.1%
       7.  Real Estate.................................................       5.8%
       8.  Building Materials & Components.............................       4.4%
       9.  Forest Products & Paper.....................................       3.3%
      10.  Merchandising...............................................       2.5%

Appendix A hereto contains a complete list of the securities in the MSCI Australia Index as of January 31, 1996.

THE MSCI AUSTRIA INDEX

    On January 31, 1996, the MSCI Austria Index (with net dividends reinvested) (the "MSCI Austria") consisted of 24 stocks with an aggregate market capitalization of approximately ATS250.0 billion or US$23.9 billion. In percentage terms, the MSCI Austria represented approximately 61.5% of the total market capitalization of Austria.

    The ten largest constituents of the MSCI Austria and the respective approximate percentages of the MSCI Austria represented by such constituents were, in order:

       1.  Bank of Austria...........................................      19.08%
       2.  Creditanstalt.............................................      11.33%
       3.  EA-Generali...............................................      10.87%
       4.  OMV AG....................................................      10.70%
       5.  Verbund...................................................       8.32%
       6.  VA Technologie............................................       8.24%
       7.  Wienerberger Baustoff.....................................       6.57%
       8.  Flughafen Wien............................................       5.74%
       9.  Boehler-Uddeholm..........................................       3.63%
      10.  Mayr Melnhof..............................................       2.50%

As of January 31, 1996, the largest five constituents together comprised approximately 60.30% of the market capitalization of the MSCI Austria; and the largest ten constituents comprised approximately 86.98% of the market capitalization of the MSCI.

    The ten most highly represented industry sectors in the MSCI Austria, and the approximate percentages of the MSCI Austria represented thereby as of January 31, 1996 were:

       1.  Banking.....................................................       30.4%
       2.  Insurance...................................................       10.9%
       3.  Energy Sources..............................................       10.7%
       4.  Machinery & Engineering.....................................        9.7%
       5.  Utilities -- Electrical & Gas...............................        8.3%
       6.  Building Materials & Components.............................        6.6%
       7.  Business & Public Services..................................        5.7%
       8.  Misc. Materials & Commodities...............................        4.5%
       9.  Metals -- Steel.............................................        3.6%
      10.  Construction & Housing......................................        2.3%

Appendix A hereto contains a complete list of the securities in the MSCI Austria Index as of January 31, 1996.

THE MSCI BELGIUM INDEX

    On January 31, 1996, the MSCI Belgium Index (with net dividends reinvested) (the "MSCI Belgium") consisted of 20 stocks with an aggregate market capitalization of approximately BEF1,878.2 billion or US$61.4 billion. In percentage terms, the MSCI Belgium represented approximately 59.9% of the total market capitalization of Belgium.

    On January 31, 1996, the ten largest constituents of the MSCI Belgium and the respective approximate percentages of the MSCI Belgium represented by such constituents were, in order:

       1.  Electrabel................................................      21.42%
       2.  Petrofina.................................................      11.15%
       3.  Tractebel.................................................       9.72%
       4.  Generale Banque Groupe....................................       9.10%
       5.  Solvay....................................................       7.55%
       6.  Fortis AG.................................................       7.24%
       7.  Kredietbank...............................................       6.77%
       8.  Royale Belge..............................................       5.47%
       9.  Groupe Bruxelles Lambert..................................       5.16%
      10.  Delhaize-Le Lioh..........................................       3.52%

    As of January 31, 1996, the largest five constituents together comprised approximately 58.94% of the market capitalization of the MSCI Belgium; the largest ten constituents comprised approximately 87.10% of the market capitalization of the MSCI Belgium and the largest 15 constituents comprised approximately 100.0% of the market capitalization of the MSCI Belgium.

    The ten most highly represented industry sectors in the MSCI Belgium, and the approximate percentages of the MSCI Belgium represented thereby as of January 31, 1996 were:

       1.  Utilities -- Electrical & Gas...............................       21.4%
       2.  Multi-Industry..............................................       17.5%
       3.  Banking.....................................................       15.9%
       4.  Insurance...................................................       12.7%
       5.  Energy Sources..............................................       11.1%
       6.  Chemicals...................................................        7.6%
       7.  Merchandising...............................................        3.5%
       8.  Industrial Components.......................................        3.3%
       9.  Metals -- Non Ferrous.......................................        3.0%
      10.  Building Materials & Components.............................        2.9%

Appendix A hereto contains a complete list of the securities in the MSCI Belgium Index as of January 31, 1996.

THE MSCI CANADA INDEX

    On January 31, 1996, the MSCI Canada Index (with net dividends reinvested) (the "MSCI Canada") consisted of 84 stocks with an aggregate market capitalization of approximately CAD290.6 billion or US$211.2 billion. In percentage terms, the MSCI Canada represented approximately 60.4% of the total market capitalization in Canada.

    The ten largest constituents of the MSCI Canada and the respective approximate percentages of the MSCI Canada represented by such constituents were, in order:

       1.  Seagram...................................................       6.40%
       2.  Northern Telecom..........................................       5.40%
       3.  BCE Inc...................................................       5.35%
       4.  Barrick Gold Corp.........................................       4.94%
       5.  Thomson Corp..............................................       4.26%
       6.  Royal Bank of Canada......................................       3.69%
       7.  Alcan Aluminum............................................       3.39%
       8.  Imperial Oil..............................................       3.25%
       9.  Placer Dome...............................................       3.18%
      10.  Canadian Pacific Ltd......................................       3.17%

    As of January 31, 1996, the largest five constituents together comprised approximately 26.35% of the market capitalization of the MSCI Canada; the largest ten constituents comprised approximately 43.03% of the market capitalization of the MSCI Canada; and the largest 20 constituents comprised approximately 65.88% of the market capitalization of the MSCI Canada.

    The ten most highly represented industry sectors in the MSCI Canada, and the approximate percentages of the MSCI Canada represented thereby as of January 31, 1996 were:

       1.  Banking.....................................................       13.0%
       2.  Energy Sources..............................................       11.5%
       3.  Metals -- Non-Ferrous.......................................       11.0%
       4.  Gold Mines..................................................        9.8%
       5.  Beverages & Tobacco.........................................        7.1%
       6.  Multi-Industry..............................................        6.5%
       7.  Telecommunications..........................................        6.2%
       8.  Broadcasting & Publishing...................................        6.1%
       9.  Electrical & Electronics....................................        5.4%
      10.  Utilities -- Electrical & Gas...............................        4.9%

Appendix A hereto contains a complete list of the securities in the MSCI Canada Index as of January 31, 1996.

THE MSCI FRANCE INDEX

    On January 31, 1996, the MSCI France Index (with net dividends reinvested) (the "MSCI France") consisted of 74 stocks with an aggregate market capitalization of approximately FRF1,744.3 billion or US$341.5 billion. In percentage terms, the MSCI France represented approximately 65.1% of the total market capitalization in France.

    The ten largest constituents of the MSCI France and the respective approximate percentages of the MSCI France represented by such constituents were, in order:

       1.  Elf Aquitaine.............................................       5.95%
       2.  LVMH (Moet Vuitton).......................................       5.70%
       3.  L'Oreal...................................................       5.10%
       4.  Carrefour.................................................       4.83%
       5.  Total SA..................................................       4.71%
       6.  Alcatel Alsthom...........................................       4.02%
       7.  Generale Eaux (CIE).......................................       3.68%
       8.  Air Liquide...............................................       3.50%
       9.  AXA.......................................................       3.45%
      10.  Danone (Groupe)...........................................       3.31%

    As of January 31, 1996, the largest five constituents together comprised approximately 26.29% of the market capitalization of the MSCI France; the largest ten constituents comprised approximately 44.25% of the market capitalization of the MSCI France; and the largest 20 constituents comprised approximately 66.58% of the market capitalization of MSCI France.

    The ten most highly represented industry sectors in the MSCI France, and the approximate percentages of the MSCI France represented thereby as of January 31, 1996 were:

       1.  Energy Sources..............................................       10.7%
       2.  Merchandising...............................................        9.6%
       3.  Banking.....................................................        9.5%
       4.  Health & Personal Care......................................        7.7%
       5.  Electrical & Electronics....................................        7.6%
       6.  Beverages & Tobacco.........................................        7.3%
       7.  Business & Public Services..................................        6.4%
       8.  Chemicals...................................................        5.7%
       9.  Insurance...................................................        5.6%
      10.  Food & Household Products...................................        5.0%

Appendix A hereto contains a complete list of the securities in the MSCI France Index as of January 31, 1996.

THE MSCI GERMANY INDEX

    On January 31, 1996, the MSCI Germany Index (with net dividends reinvested) (the "MSCI Germany") consisted of 69 stocks with an aggregate market capitalization of approximately DEM561.1 billion or US$377.1 billion. In percentage terms, the MSCI Germany represented approximately 62.7% of the total market capitalization in Germany.

    The ten largest constituents of the MSCI Germany and the respective approximate percentages of the MSCI Germany represented by such constituents were, in order:

     1.  Allianz Holding...............  11.51%
     2.  Siemens.......................   8.44%
     3.  Daimler-Benz..................   7.51%
     4.  Deutsche Bank.................   6.61%
     5.  Veba..........................   5.73%
     6.  Bayer.........................   5.48%
     7.  RWE...........................   5.08%
     8.  Munchener Ruck................   4.75%
     9.  SAP...........................   4.13%
    10.  BASF..........................   3.86%

    As of January 31, 1996, the largest five constituents together comprised approximately 39.80% of the market capitalization of the MSCI Germany; the largest ten constituents comprised approximately 63.10% of the market capitalization of the MSCI Germany; and the largest 20 constituents comprised approximately 85.28% of the market capitalization of MSCI Germany.

    The ten most highly represented industry sectors in the MSCI Germany, and the approximate percentages of the MSCI Germany represented thereby as of January 31, 1996 were:

     1.  Insurance.....................   17.9%
     2.  Banking.......................   13.7%
     3.  Utilities -- Electrical &        10.8%
         Gas...........................
     4.  Automobiles...................   10.7%
     5.  Chemicals.....................    9.3%
     6.  Electrical & Electronics......    8.4%
     7.  Machinery & Engineering.......    6.2%
     8.  Business & Public Services....    4.3%
     9.  Health & Personal Care........    3.9%
    10.  Multi-Industry................    3.7%

Appendix A hereto contains a complete list of the securities in the MSCI Germany Index as of January 31, 1996.

THE MSCI HONG KONG INDEX

    On January 31, 1996, the MSCI Hong Kong Index (with net dividends reinvested) (the "MSCI Hong Kong") consisted of 38 stocks with an aggregate market capitalization of approximately HKD1,421.1 billion or US$183.8 billion. In percentage terms, the MSCI Hong Kong represented approximately 59.2% of the total market capitalization in Hong Kong.

    The ten largest constituents of the MSCI Hong Kong and the respective approximate percentages of the MSCI Hong Kong represented by such constituents were, in order:

     1.  Hutchison Whampoa.............  12.78%
     2.  Sun Hung Kai Properties.......  12.36%
     3.  Hong Kong Telecom.............  11.54%
     4.  Hang Seng Bank................  10.16%
     5.  Cheung Kong...................   8.89%
     6.  Swire Pacific A...............   7.53%
     7.  China Light & Power...........   5.25%
     8.  Wharf (Holdings)..............   4.66%
     9.  New World Development.........   4.61%
    10.  Cathay Pacific Airways........   2.89%

    As of January 31, 1996, the largest five constituents together comprised approximately 55.73% of the market capitalization of the MSCI Hong Kong; the largest ten constituents comprised approximately 80.67% of the market capitalization of the MSCI Hong Kong; and the largest 20 constituents comprised approximately 94.27% of the market capitalization of MSCI Hong Kong.

    The ten most highly represented industry sectors in the MSCI Hong Kong, and the approximate percentages of the MSCI Hong Kong represented thereby as of January 31, 1996 were:

     1.  Real Estate...................   37.0%
     2.  Multi-Industry................   20.4%
     3.  Banking.......................   12.8%
     4.  Telecommunications............   11.5%
     5.  Utilities -- Electrical &         7.7%
         Gas...........................
     6.  Transportation -- Airlines....    2.9%
     7.  Leisure & Tourism.............    2.5%
     8.  Broadcasting & Publishing.....    1.7%
     9.  Merchandising.................    0.8%
    10.  Transportation -- Shipping....    0.6%

Appendix A hereto contains a complete list of the securities in the MSCI Hong Kong Index as of January 31, 1996.

THE MSCI ITALY INDEX

    On January 31, 1996, the MSCI Italy Index (with net dividends reinvested) (the "MSCI Italy") consisted of 55 stocks with an aggregate market capitalization of approximately ITL196,062.0 billion or US$123.0 billion. In percentage terms, the MSCI Italy represented approximately 65.4% of the total market capitalization of Italy.

    The  ten  largest  constituents  of  the  MSCI  Italy  and  the   respective
approximate percentages of the MSCI Italy represented by such constituents were, in order:

     1.  Assicurazioni Generali........  16.31%
     2.  Fiat..........................  11.53%
     3.  Telecom Italia Mobile.........  11.15%
     4.  Telecom Italia................  10.81%
     5.  INA...........................   4.65%
     6.  San Paolo de Torino...........   4.08%
     7.  RAS...........................   3.50%
     8.  IMI Istituto Mobiliare........   3.33%
     9.  Banca Comerciale..............   3.31%
    10.  Montedison....................   3.03%

    As of January 31, 1996, the largest five constituents together comprised approximately 54.45% of the market capitalization of the MSCI Italy; the largest ten constituents comprised approximately 71.70% of the market capitalization of the MSCI Italy; and the largest 20 constituents comprised approximately 90.05% of the market capitalization of MSCI Italy.

    The ten most highly represented industry sectors in the MSCI Italy, and the approximate percentages of the MSCI Italy represented thereby as of January 31, 1996 were:

     1.  Insurance.....................   26.1%
     2.  Telecommunications............   22.0%
     3.  Banking.......................   17.9%
     4.  Automobiles...................   11.5%
     5.  Multi-Industry................    4.5%
     6.  Utilities -- Electrical &         4.3%
         Gas...........................
     7.  Industrial Components.........    2.2%
     8.  Textiles & Apparel............    2.0%
     9.  Data Processing &                 1.8%
         Reproduction..................
    10.  Construction & Housing........    1.4%

Appendix A hereto contains a complete list of the securities constituting the MSCI Italy Index as of January 31, 1996.

THE MSCI JAPAN INDEX

    On January 31, 1996, the MSCI Japan Index (with net dividends reinvested) (the "MSCI Japan") consisted of 317 stocks with an aggregate market capitalization of approximately JPY227,098.2 billion or US$2,124.1 billion. In percentage terms, the MSCI Japan represented approximately 60.1% of the total market capitalization in Japan.

    The   ten  largest  constituents  of  the  MSCI  Japan  and  the  respective approximate percentages of the MSCI Japan represented by such constituents were, in order:

       1.  Toyota Motor Corp.........................................   3.79%
       2.  Fuji Bank.................................................   3.10%
       3.  Industrial Bank of Japan..................................   3.08%
       4.  Sumitomo Bank.............................................   2.84%
       5.  Dai-Ichi Kangyo Bank......................................   2.76%
       6.  Nomura Securities Co......................................   2.01%
       7.  Sakura Bank...............................................   1.88%
       8.  Matsushita Electric Ind'l.................................   1.64%
       9.  Tokyo Electric Power Co...................................   1.62%
      10.  Hitachi...................................................   1.58%

    As of January 31, 1996, the largest five constituents together comprised approximately 15.57% of the market capitalization of the MSCI Japan; the largest ten constituents comprised approximately 24.30% of the market capitalization of the MSCI Japan; and the largest 20 constituents comprised approximately 36.34% of the market capitalization of the MSCI Japan.

    The ten most highly represented industry sectors in the MSCI Japan, and the approximate percentages of the MSCI Japan represented thereby as of January 31, 1996 were:

       1.  Banking...................................................   22.3%
       2.  Automobiles...............................................    5.7%
       3.  Merchandising.............................................    4.7%
       4.  Appliances & Household Durables...........................    4.4%
       5.  Utilities -- Electrical & Gas.............................    4.2%
       6.  Machinery & Engineering...................................    4.0%
       7.  Chemicals.................................................    4.0%
       8.  Construction & Housing....................................    4.0%
       9.  Financial Services........................................    3.9%
      10.  Electrical & Electronics..................................    3.6%

Appendix A hereto contains a complete list of the securities constituting the MSCI Japan Index as of January 31, 1996.

THE MSCI MALAYSIA INDEX

    On January 31, 1996, the MSCI Malaysia Index (with net dividends reinvested) (the "MSCI Malaysia") consisted of 76 stocks with an aggregate market capitalization of approximately MYR306.2 billion or US$119.6 billion. In percentage terms, the MSCI Malaysia represented approximately 56.3% of the total market capitalization of Malaysia.

    The ten largest constituents of the MSCI Malaysia and the respective approximate percentages of the MSCI Malaysia represented by such constituents were, in order:

       1.  Telekom Malaysia..........................................  13.85%
       2.  Tenaga Nasional...........................................   9.54%
       3.  Malayan Banking...........................................   8.54%
       4.  Resorts World.............................................   4.85%
       5.  Sime Darby................................................   4.73%
       6.  United Engineers (Malaysia)...............................   2.98%
       7.  Malaysia Int'l Shipping...................................   2.24%
       8.  Rothmans Pall Mall (Mal)..................................   1.97%
       9.  DCB Holdings..............................................   1.93%
      10.  YTL Corp..................................................   1.88%

    As of January 31, 1996, the largest five constituents together comprised approximately 41.51% of the market capitalization of the MSCI Malaysia; the largest ten constituents comprised approximately 52.51% of the market capitalization of the MSCI Malaysia and the largest 20 constituents comprised approximately 68.08% of the market capitalization of the MSCI Malaysia.

    The ten most highly represented industry sectors in the MSCI Malaysia, and the approximate percentages of the MSCI Malaysia represented thereby as of January 31, 1996 were:

       1.  Telecommunications........................................   15.6%
       2.  Banking...................................................   13.1%
       3.  Utilities -- Electrical & Gas.............................    9.5%
       4.  Multi-Industry............................................    9.1%
       5.  Leisure & Tourism.........................................    7.4%
       6.  Miscellaneous Materials & Commodities.....................    5.9%
       7.  Financial Services........................................    4.4%
       8.  Automobiles...............................................    4.4%
       9.  Machinery & Engineering...................................    4.1%
      10.  Real Estate...............................................    3.6%

Appendix A hereto contains a complete list of the securities constituting the MSCI Malaysia Index as of January 31, 1996.

THE MSCI MEXICO (FREE) INDEX

    On January 31, 1996, the MSCI Mexico (Free) Index (with gross dividends reinvested) (the "MSCI Mexico (Free)") consisted of 41 stocks with an aggregate market capitalization of approximately MXN470.2 billion or US$63.8 billion. In percentage terms, the MSCI Mexico (Free) represented approximately 59.4% of the total market capitalization of Mexico.

    On January 31, 1996, the ten largest constituents of the MSCI Mexico (Free) and the respective approximate percentages of the MSCI Mexico (Free) represented by such constituents were, in order:

       1.  Telmex Telefonos Mex......................................  28.24%
       2.  Cemex.....................................................   7.30%
       3.  Grupo Televisa............................................   6.90%
       4.  Cifra.....................................................   6.48%
       5.  Grupo Medelo..............................................   5.96%
       6.  Kimberly Clark Mexico.....................................   5.25%
       7.  Grupo Mexico..............................................   4.42%
       8.  Alfa......................................................   3.67%
       9.  Empresas Moderna..........................................   3.30%
      10.  Industrias Penoles........................................   2.79%

    As of January 31, 1996, the largest five constituents together comprised approximately 54.88% of the market capitalization of the MSCI Mexico (Free); the largest ten constituents comprised approximately 74.33% of the market capitalization of the MSCI Mexico (Free) and the largest 20 constituents comprised approximately 93.16% of the market capitalization of the MSCI Mexico
(Free).

    The ten most highly represented industry sectors in the MSCI Mexico (Free), and the approximate percentages of the MSCI Mexico (Free) represented thereby as of January 31, 1996 were:

       1.  Telecommunications........................................   28.2%
       2.  Beverages & Tobacco.......................................   12.4%
       3.  Building Materials & Components...........................    9.6%
       4.  Merchandising.............................................    9.5%
       5.  Metals -- Non Ferrous.....................................    7.2%
       6.  Broadcasting & Publishing.................................    6.9%
       7.  Multi-Industry............................................    5.4%
       8.  Health & Personal.........................................    5.3%
       9.  Banking...................................................    4.5%
      10.  Food and Household Products...............................    3.4%

Appendix A hereto contains a complete list of the securities constituting the MSCI Mexico (Free) Index as of January 31, 1996.

THE MSCI NETHERLANDS INDEX

    On January 31, 1996, the MSCI Netherlands Index (with net dividends reinvested) (the "MSCI Netherlands") consisted of 22 stocks with an aggregate market capitalization of approximately NLG353.2 billion or US$212.0 billion. In percentage terms, the MSCI Netherlands represented approximately 71.7% of the total market capitalization of the Netherlands.

    The ten largest constituents of the MSCI Netherlands and the respective approximate percentages of the MSCI Netherlands represented by such constituents were, in order:

       1.  Royal Dutch Petroleum.....................................  35.05%
       2.  Unilever NV...............................................  10.88%
       3.  Internationale Nederlanden Groep..........................   9.01%
       4.  Koninklijke PTT Nederland.................................   8.38%
       5.  ABN Amro Holdings.........................................   6.51%
       6.  Phillips Electronics......................................   6.49%
       7.  Elsevier NV...............................................   4.34%
       8.  Heineken NV...............................................   4.21%
       9.  Akzo Nobel NV.............................................   3.56%
      10.  Wolters Kluwer............................................   3.10%

    As of January 31, 1996, the largest five constituents together comprised approximately 69.83% of the market capitalization of the MSCI Netherlands; the largest ten constituents comprised approximately 91.53% of the market capitalization of the MSCI Netherlands; and the largest 20 constituents comprised approximately 99.56% of the market capitalization of MSCI Netherlands.

    The ten most highly represented industry sectors in the MSCI Netherlands, and the approximate percentages of the MSCI Netherlands represented thereby as of January 31, 1996 were:

       1.  Energy Sources............................................   35.0%
       2.  Food & Household Products.................................   10.9%
       3.  Financial Services........................................    9.0%
       4.  Telecommunications........................................    8.4%
       5.  Broadcasting & Publishing.................................    7.4%
       6.  Banking...................................................    6.5%
       7.  Appliances & Household Durables...........................    6.5%
       8.  Beverages & Tobacco.......................................    4.2%
       9.  Chemicals.................................................    3.6%
      10.  Merchandising.............................................    2.4%

Appendix A hereto contains a complete list of the securities in the MSCI Netherlands as of January 31, 1996.

THE MSCI SINGAPORE (FREE) INDEX

    The MSCI Singapore (Free) Index (with net dividends reinvested) (the "MSCI Singapore (Free)") is a "free" index in that excludes companies and share classes that are not purchasable by foreigners. On January 31, 1996, the MSCI Singapore (Free) consisted of 32 stocks with an aggregate market capitalization of approximately SGD124.3 billion or US$87.6 billion. In percentage terms, the MSCI Singapore (Free) represented approximately 56.0% of the total market capitalization of Singapore.

    The ten largest constituents of the MSCI Singapore (Free) and the respective approximate percentages of the MSCI Singapore (Free) represented by such constituents were, in order:

       1.  Singapore Airlines........................................  15.37%
       2.  OCBC Bank.................................................  14.22%
       3.  United Overseas Bank......................................  11.22%
       4.  Development Bank of Singapore.............................  10.92%
       5.  Singapore Press Holdings..................................   7.50%
       6.  City Developments.........................................   7.26%
       7.  Keppel Corp...............................................   5.53%
       8.  DBS Land..................................................   4.14%
       9.  Fraser & Neave............................................   3.81%
      10.  Cycle & Carriage..........................................   3.04%

    As of January 31, 1996, the largest five constituents together comprised approximately 59.23% of the market capitalization of the MSCI Singapore (Free); the largest ten constituents comprised approximately 83.01% of the market capitalization of the MSCI Singapore (Free); and the largest 20 constituents comprised approximately 94.75% of the market capitalization of the MSCI Singapore (Free).

    The ten  most highly  represented  industry sectors  in the  MSCI  Singapore
(Free), and the approximate percentages of the MSCI Singapore (Free) represented thereby as of January 31, 1996 were:

       1.  Banking...................................................   36.4%
       2.  Real Estate...............................................   18.5%
       3.  Transportation -- Airlines................................   15.4%
       4.  Broadcasting & Publishing.................................    7.5%
       5.  Machinery & Engineering...................................    6.5%
       6.  Beverages & Tobacco.......................................    3.8%
       7.  Automobiles...............................................    3.0%
       8.  Leisure & Tourism.........................................    2.2%
       9.  Multi-Industry............................................    1.5%
      10.  Transportation -- Shipping................................    1.3%

Appendix A hereto contains a complete list of the securities in the MSCI Singapore (Free) as of January 31, 1996.

THE MSCI SPAIN INDEX

    On January 31, 1996, the MSCI Spain Index (with net dividends reinvested) (the "MSCI Spain") consisted of 31 stocks with an aggregate market capitalization of approximately ESP11,921.7 billion or US$95.1 billion. In percentage terms, the MSCI Spain represented approximately 62.0% of the total market capitalization of Spain

    The  ten  largest  constituents  of  the  MSCI  Spain  and  the   respective
approximate percentages of the MSCI Spain represented by such constituents were, in order:

       1.  Endesa....................................................  15.05%
       2.  Telefonica de Espana......................................  14.50%
       3.  Repsol....................................................  10.97%
       4.  Iberdrola.................................................   9.15%
       5.  Banco Bilbao Vizcaya......................................   8.66%
       6.  Banco Santander...........................................   8.08%
       7.  Gas Natural SGD...........................................   5.68%
       8.  Argentaria Corp Bancaria..................................   5.54%
       9.  Banco Central Hispanoamericano............................   3.57%
      10.  Autopistas Cesa...........................................   2.40%

    As of January 31, 1996, the largest five constituents together comprised approximately 58.33% of the market capitalization of the MSCI Spain; the largest ten constituents comprised approximately 83.60% of the market capitalization of the MSCI Spain and the largest 20 constituents comprised approximately 96.04% of the market capitalization of MSCI Spain.

    The ten most highly represented industry sectors in the MSCI Spain and the approximate percentages of the MSCI Spain represented thereby as of January 31, 1996 were:

       1.  Utilities -- Electrical & Gas.............................   31.6%
       2.  Banking...................................................   25.8%
       3.  Telecommunications........................................   14.5%
       4.  Energy Sources............................................   11.0%
       5.  Business & Public Services................................    4.2%
       6.  Construction & Housing....................................    2.1%
       7.  Real Estate...............................................    1.8%
       8.  Beverages & Tobacco.......................................    1.6%
       9.  Insurance.................................................    1.6%
      10.  Metals -- Steel...........................................    1.2%

Appendix A hereto contains a complete list of the securities in the MSCI Spain as of January 31, 1996.

THE MSCI SWEDEN INDEX

    On January 31, 1996, the MSCI Sweden Index (with net dividends reinvested) (the "MSCI Sweden") consisted of 30 stocks with an aggregate market capitalization of approximately SEK722.5 billion or US$104.0 billion. In percentage terms, the MSCI Sweden represented approximately 60.6% of the total market capitalization of Sweden.

    The ten largest constituents of the MSCI Sweden and the respective approximate percentages of the MSCI Sweden represented by such constituents were, in order:

       1.  Astra.....................................................  24.00%
       2.  Ericsson (LM).............................................  18.48%
       3.  Volvo.....................................................   8.36%
       4.  Asea......................................................   8.32%
       5.  Svenska Handelsbk.........................................   4.12%
       6.  Skand. Enskilda...........................................   3.79%
       7.  Skanska...................................................   3.75%
       8.  Stora Kopparberg..........................................   3.32%
       9.  AGA.......................................................   3.23%
      10.  Electrolux................................................   2.97%

    As of January 31, 1996, the largest five constituents together comprised approximately 63.28% of the market capitalization of the MSCI Sweden; the largest ten constituents comprised approximately 80.34% of the market capitalization of the MSCI Sweden.

    The ten most highly represented industry sectors in the MSCI Sweden, and the approximate percentages of the MSCI Sweden represented thereby as of January 31, 1996 were:

       1.  Electrical & Electronics..................................   26.8%
       2.  Health & Personal Care....................................   24.0%
       3.  Automobiles...............................................    8.4%
       4.  Banking...................................................    7.9%
       5.  Forest Products & Paper...................................    6.1%
       6.  Construction & Housing....................................    3.7%
       7.  Industrial Components.....................................    3.3%
       8.  Chemicals.................................................    3.2%
       9.  Appliances & Household Durables...........................    3.0%
      10.  Machinery & Engineering...................................    2.6%

Appendix A hereto contains a complete list of the securities in the MSCI Sweden as of January 31, 1996.

THE MSCI SWITZERLAND INDEX

    On January 31, 1996, the MSCI Switzerland Index (with net dividends reinvested) (the "MSCI Switzerland") consisted of 43 stocks with an aggregate market capitalization of approximately CHF355.0 billion or US$293.4 billion. In percentage terms, the MSCI Switzerland represented approximately 78.2% of the total market capitalization in Switzerland.

    The ten largest constituents of the MSCI Switzerland and the respective approximate percentages of the MSCI Switzerland represented by such constituents were, in order:

 1.        Roche Holding.............................................      24.80%
 2.        Nestle....................................................      14.05%
 3.        Sandoz Ltd................................................      11.21%
 4.        Schweiz Bankgesell........................................       9.10%
 5.        Ciba-Geigy................................................       8.01%
 6.        CS Holdings...............................................       5.91%
 7.        Schweiz Reuckvers.........................................       4.92%
 8.        Schweiz Bankverein........................................       4.66%
 9.        Zuerich Versicherung......................................       4.22%
10.        BBC Brown Boveri..........................................       3.45%

    As of January 31, 1996, the largest five constituents together comprised approximately 67.17% of the market capitalization of the MSCI Switzerland; the largest ten constituents comprised approximately 90.33% of the market capitalization of the MSCI Switzerland; and the largest 20 constituents comprised approximately 98.95% of the market capitalization of the MSCI Switzerland.

    The ten most highly represented industry sectors in the MSCI Switzerland, and the approximate percentages of the MSCI Switzerland represented thereby as of January 31, 1996 were:

 1.        Health & Personal Care....................................     36.0%
 2.        Banking...................................................     19.7%
 3.        Food & Household Products.................................     14.1%
 4.        Insurance.................................................      9.1%
 5.        Chemicals.................................................      8.0%
 6.        Electrical & Electronics..................................      3.5%
 7.        Building Materials & Components...........................      2.1%
 8.        Business & Public Services................................      1.7%
 9.        Multi-Industry............................................      1.6%
10.        Machinery & Engineering...................................      1.5%

Appendix A hereto contains a complete list of the securities in the MSCI Switzerland as of January 31, 1996.

THE MSCI UNITED KINGDOM INDEX

    On January 31, 1996, the MSCI United Kingdom Index (with net dividends reinvested) (the "MSCI UK") consisted of 144 stocks with an aggregate market capitalization of approximately L582.8 billion or US$880.6 billion. In percentage terms, the MSCI UK represented approximately 64.8% of the aggregate capitalization of the United Kingdom markets.

    The ten largest constituents of the MSCI UK and the respective approximate percentages of the MSCI UK represented by such constituents were, in order:

 1.        Glaxo Wellcome............................................       5.72%
 2.        British Petroleum.........................................       5.04%
 3.        HSBC Holdings.............................................       4.98%
 4.        British Telecom...........................................       3.81%
 5.        Smithkline Beecham........................................       3.37%
 6.        BAT Industries............................................       3.10%
 7.        Lloyds TSB Group..........................................       2.84%
 8.        BTR.......................................................       2.21%
 9.        Barclays..................................................       2.20%
10.        Zeneca Group..............................................       2.09%

    As of January 31, 1996, the largest five constituents together comprised approximately 22.92% of the market capitalization of the MSCI UK; the largest ten constituents comprised approximately 35.35% of the market capitalization of the MSCI UK; and the largest 20 constituents comprised approximately 52.93% of the market capitalization of MSCI UK.

    The ten most highly represented industry sectors in the MSCI UK, and the approximate percentages of the MSCI UK represented thereby as of January 31, 1996 were:

 1.        Banking.....................................................       12.1%
 2.        Health & Personal Care......................................       11.2%
 3.        Merchandising...............................................        8.7%
 4.        Multi-Industry..............................................        8.4%
 5.        Telecommunications..........................................        6.7%
 6.        Energy Sources..............................................        5.7%
 7.        Food & Household Products...................................        5.7%
 8.        Utilities -- Electrical & Gas...............................        4.6%
 9.        Insurance...................................................        4.3%
10.        Business & Public Services..................................        3.7%

Appendix A hereto contains a complete list of the securities in the MSCI UK as of January 31, 1996.

REGIONAL INDEX REPLICATIONS

    The MSCI single-country indices effectively serve as components of various MSCI regional and international (i.e., multi-country) indices. For example the MSCI EAFE Index -- covering European, Australasian and the Far Eastern markets -- is comprised of a weighted allocation of the MSCI indices for Japan (40.3%), the United Kingdom (16.7%), Germany (7.2%), France (6.5%), Switzerland (5.6%), Netherlands (4.0%), Hong Kong (3.5%), Singapore (1.2%), Belgium (1.2%), Malaysia (2.3%), Australia (2.6%), Spain (1.8%), Italy (2.3%), Sweden (2.0%), Denmark
(0.8%), Finland (0.5%), Norway  (0.4%), New Zealand  (0.4%), Austria (0.5%)  and
Ireland (0.3%). The weightings shown parenthetically are based on the EAFE Index as of January 31, 1996.

    Investors may purchase WEBS of different Index Series of the Fund in various proportions for the purpose of achieving regional or international market exposure approximating that of certain of the MSCI regional and international indices. For example, assuming the estimated values per Creation

Unit listed in the Fund's prospectus under the heading "Creation Units", an investor might approximate the representation and weighting of the MSCI EAFE Index by investing in the numbers of Creation Units specified for the following 15 Index Series, in order to achieve the basket weightings listed below:

                              NUMBER OF     % OF VALUE OF
       INDEX SERIES         CREATION UNITS     BASKET
--------------------------  --------------  -------------
Japan                               5              41.1
United Kingdom                      7              17.0
Germany                             2               7.3
France                              2               6.6
Switzerland                         3               5.6
Netherlands                         5               4.1
Hong Kong                           1               3.6
Australia                           2               2.7
Malaysia                            1               2.4
Italy                               1               2.4
Sweden                              2               2.0
Spain                               2               1.8
Singapore (Free)                    2               1.7
Belgium                             2               1.2
Austria                             1               0.5

    The total cost of the above basket of Creation Units of WEBS, again using the estimated values per Creation Unit in the Prospectus, would be $101,073,000. It should be noted that the WEBS basket set forth above does not include representation of five countries included in the MSCI EAFE Index, representing 2.4% of the value of such index on January 31, 1996.

                          EXCHANGE LISTING AND TRADING

    Application has been made to list the WEBS of each Index Series for trading on the AMEX. The AMEX has approved modifications to its Rules to permit the listing of WEBS. The non-redeemable WEBS are expected to trade on the AMEX at prices that may differ to some degree from their net asset value. See "Special Considerations and Risks" and "Determining Net Asset Value". There can be no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS of any Index Series will continue to be met. The AMEX may remove the WEBS of an Index Series from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of an Index Series of WEBS, there are fewer than 50 beneficial holders of the WEBS for 30 or more consecutive trading days, (2) the value of the underlying index or portfolio of securities on which such Index Series is based is no longer calculated or available or (3) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX will remove the shares from listing and trading upon termination of the Fund.

    The size of Creation Units for each Index Series and the related number of WEBS per Creation Unit is designed to provide an initial net asset value per WEBS, depending on the Index Series, of between $10 and $20. Because of the range of initial net asset values, it is expected that initial trading of WEBS of the various Index Series on the AMEX will commence at market prices also within this range. The Adviser anticipates that the movements in the price of WEBS will track with the value of the respective MSCI Index. As in the case of other stocks traded on the AMEX, the brokers commission on transactions will be based on negotiated commission rates at customary levels for retail customers and rates which are anticipated to range between $.015 to $.12 per share for institutions and high net worth individuals.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS OF THE FUND

    The Board of Directors of the Fund has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by the Adviser and other service providers. The Board of Directors currently consists of five Directors.

                                                                                   PRINCIPAL OCCUPATIONS
             NAME AND ADDRESS                  POSITION WITH THE FUND              DURING PAST FIVE YEARS
-------------------------------------------  ---------------------------  ----------------------------------------
Nathan Most*                                 Director and President       Senior Vice President (retired) (from
P.O. Box 193                                                              1992 to 1996) and Vice President (from
Burlingame, CA 94011-0193                                                 1980 to 1992) of the American Stock Ex-
                                                                          change, Inc.; President and CEO
                                                                          (retired) (from 1982 to 1996) of AMEX
                                                                          Commodities Clearing Corporation.
John B. Carroll                              Director                     Vice President of Investment Management
President                                                                 (since 1984) of GTE Corporation;
GTE Investment Management Corp.                                           President (since 1984) of GTE Investment
One Stamford Forum                                                        Management Corporation; Trustee and
Stamford, CT 06904                                                        Member of the Executive Committee (since
                                                                          1991) of The Common Fund; Member of the
                                                                          Investment Committee (since 1988) of the
                                                                          TWA Pilots Annuity Trust Fund; Vice
                                                                          Chairman and Executive Committee Member
                                                                          (since 1992) of the Committee on
                                                                          Investment of Employee Benefit Assets of
                                                                          the Financial Executive Institute; and
                                                                          Member (since 1986) of the Pension
                                                                          Advisory Committee of the New York Stock
                                                                          Exchange.
Timothy A. Hultquist                         Director                     Advisory Director (since 1995) and
Advisory Director                                                         Managing Director (from 1985 to 1995) of
Morgan Stanley & Co. Incorporated                                         Morgan Stanley & Co. Incorporated;
1270 Avenue of the Americas                                               Chairman (since 1994) and Trustee (since
5th Floor                                                                 1985) of the Board of Trustees of
New York, NY 10020                                                        Macalester College; Trustee (since 1996)
                                                                          of the Russell Sage Foundation; Member
                                                                          (since 1994) of Wilmer Eye Institute
                                                                          Advisory Counsel at John Hopkins
                                                                          University Hospital; President (since
                                                                          1992) of the Hultquist Foundation.

                                                                                   PRINCIPAL OCCUPATIONS
             NAME AND ADDRESS                  POSITION WITH THE FUND              DURING PAST FIVE YEARS
-------------------------------------------  ---------------------------  ----------------------------------------
Lloyd N. Morrisett                           Director                     President (since 1969) of The John and
President                                                                 Mary R. Markle Foundation; Member (since
The Markle Foundation                                                     1968) of the Council on Foreign
75 Rockefeller Plaza                                                      Relations; Member (since 1970) of the
Suite 1800                                                                American Association for the Ad-
New York, NY 10099                                                        vancement of Science; Chairman (since
                                                                          1970) of the Children's Television
                                                                          Workshop; Director (since 1976) of
                                                                          Haskins Laboratories, Inc.; Director
                                                                          (since 1990) of The Multimedia
                                                                          Corporation; Director (since 1992) of
                                                                          Classroom, Inc.; Director (since 1994)
                                                                          of Infonautics Corporation; Member of
                                                                          Board of Overseers (since 1995) of
                                                                          Dartmouth School of Medicine; Director
                                                                          (since 1995) of Smith College-Center for
                                                                          the Study of Social and Political
                                                                          Change.
W. Allen Reed                                Director                     President and CEO and Director (since
President                                                                 1994) of General Motors Investment
General Motors Investment Management Corp.                                Management Corporation; Vice President
767 Fifth Avenue                                                          and Treasurer (from 1991 to 1994) of
New York, NY 10153                                                        Hughes Electronics; President (from 1984
                                                                          to 1991) of Hughes Investment Management
                                                                          Company; Director (since 1995) of Taub-
                                                                          man Centers, Inc. (a real estate
                                                                          investment trust); Director (since 1992)
                                                                          of FLIR Systems (an imaging technology
                                                                          company); Director (since 1994) of
                                                                          General Motors Acceptance Corporation;
                                                                          Director (since 1994) of Motors In-
                                                                          surance Corporation; Director (since
                                                                          1995) of Equity Fund of Latin America;
                                                                          Director (since 1995) of the
                                                                          Commonwealth Equity Fund; Member (since
                                                                          1994) of the Pension Managers Advisory
                                                                          Committee of the New York Stock
                                                                          Exchange; Member (since 1995) of the New
                                                                          York State Retirement System Advisory
                                                                          Board; Chairman (since 1995) of the
                                                                          Investment Advisory Committee of Howard
                                                                          Hughes Medical Institute.

                                                                                   PRINCIPAL OCCUPATIONS
             NAME AND ADDRESS                  POSITION WITH THE FUND              DURING PAST FIVE YEARS
-------------------------------------------  ---------------------------  ----------------------------------------
Stephen M. Wynne                             Treasurer                    Executive Vice President and Chief
Executive Vice President                                                  Accounting Officer (since 1993) and
PFPC Inc.                                                                 Senior Vice President and Chief
400 Bellevue Parkway                                                      Accounting Officer (from 1991 to 1993)
Wilmington, DE 19809                                                      of PFPC Inc.; Executive Vice President
                                                                          (since 1995) of PFPC International; Vice
                                                                          President and Chief Accounting Officer
                                                                          (since 1987) of PNC Institutional
                                                                          Management Corp.
R. Sheldon Johnson                           Secretary                    Managing Director, Institutional Equity
Managing Director                                                         Department, Morgan Stanley & Co.
Morgan Stanley & Co. Incorporated                                         Incorporated.
1585 Broadway
New York, NY 10036
Stephen C. Beach                             Assistant Treasurer          Senior Vice President -- Product and
Senior Vice President                                                     Client Development (since 1995) and
PFPC Inc.                                                                 Managing Counsel (from 1990 to 1994) of
400 Bellevue Parkway                                                      PFPC Inc.
Wilmington, DE 19809
JoAnne M. Bennick                            Assistant Treasurer          Vice President and Director of Quality
Vice President                                                            Assurance (since 1993) of PFPC Inc.;
PFPC Inc.                                                                 Audit Manager (from 1990 to 1993) and
103 Bellevue Parkway                                                      Audit Associate (from 1985 to 1990) of
Wilmington, DE 19809                                                      Coopers & Lybrand.
Gary M. Gardner                              Assistant Secretary          Chief Counsel (since 1994) of PFPC Inc.;
Chief Counsel                                                             Associate General Counsel (from 1992 to
PFPC Inc.                                                                 1994) of The Boston Company, Inc.; Gen-
400 Bellevue Parkway                                                      eral Counsel (from 1986 to 1992) of
Wilmington, DE 19809                                                      SunAmerica Asset Management Inc.
Lisa M. King                                 Assistant Secretary          Counsel (since 1994) of PFPC Inc.;
Counsel                                                                   Administrator (from 1993 to 1994) of
PFPC Inc.                                                                 Manpower Temporary Services.
400 Bellevue Parkway
Wilmington, DE 19809

------------------------
* "Interested" director, as defined in the Investment Company Act of 1940, by reason of his position as President of the Fund.

REMUNERATION OF DIRECTORS AND OFFICERS

    The following table sets forth the remuneration of Directors and officers of the Fund.

                                                      PENSION OR
                                                      RETIREMENT                        TOTAL COMPENSATION FROM
                                                   BENEFITS ACCRUED   ESTIMATED ANNUAL    REGISTRANT AND FUND
    NAME OF PERSON,      AGGREGATE COMPENSATION    AS PART OF FUND     BENEFITS UPON        COMPLEX PAID TO
       POSITION              FROM REGISTRANT           EXPENSES          RETIREMENT            DIRECTORS
-----------------------  -----------------------  ------------------  ----------------  -----------------------
Nathan Most, Director    $20,000 per annum                                              $20,000 per annum
and President            $5,000 per Directors'                                          $5,000 per Director's
                         meeting attended                NONE               NONE        meeting attended
John B. Carroll,         $20,000 per annum                                              $20,000 per annum
Director                 $5,000 per Directors'                                          $5,000 per Director's
                         meeting attended                NONE               NONE        meeting attended
Timothy A. Hultquist,    $20,000 per annum                                              $20,000 per annum
Director                 $5,000 per Directors'                                          $5,000 per Director's
                         meeting attended                NONE               NONE        meeting attended
Lloyd N. Morrisett,      $20,000 per annum                                              $20,000 per annum
Director                 $5,000 per Directors'                                          $5,000 per Director's
                         meeting attended                NONE               NONE        meeting attended
W. Allen Reed, Director  $20,000 per annum                                              $20,000 per annum
                         $5,000 per Directors'                                          $5,000 per Director's
                         meeting attended                NONE               NONE        meeting attended


    No officer of the Fund is entitled to any compensation, and no officer or director is entitled to any pension or retirement benefits, from the Fund.


                        INVESTMENT ADVISORY, MANAGEMENT,
                    ADMINISTRATIVE AND DISTRIBUTION SERVICES

    The following information supplements and should be read in conjunction with the sections in the Prospectus entitled "Management of the Fund".

THE INVESTMENT ADVISER

    BZW Barclays Global Fund Advisors (the "Adviser") will act as investment adviser to the Fund and, subject to the supervision of the Board of Directors of the Fund, will be responsible for the investment management of each Index Series. The Adviser is a California corporation indirectly owned by Barclays Bank PLC, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser and its parent, BZW Barclays Global Investors, N.A., are responsible for managing or providing investment advice for assets aggregating in excess of $220 billion as of December 31, 1995.

    The Adviser serves as investment adviser to each Index Series pursuant to an Investment Management Agreement (the "Management Agreement") between the Fund and the Adviser. Under the Management Agreement, the Adviser, subject to the supervision of the Fund's Board of Directors and in conformity with the stated investment policies of each Index Series, will manage the investment of each Index Series' assets. The Adviser may enter into subadvisory agreements with additional investment advisers to act as subadvisers with respect to particular Index Series. The Adviser will pay subadvisers, if any, out of the fees received by the Adviser. The Adviser will be responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Index Series. For its investment management services to each Index Series the Adviser will be paid management fees equal to each Index Series' allocable portion of: .27% per annum of the aggregate net assets of the Fund less than or equal to $1.7 billion, plus .15% of the aggregate net assets of the Fund between $1.7 billion and $7 billion, plus .12% per annum of the aggregate net assets of the Fund between $7 billion and $10 billion, plus .08% per annum of the aggregate net assets of the Fund in excess of $10 billion. The management fees will be accrued daily and paid by the Fund as soon as practical after the last day of each calendar quarter. The Fund's management fees, like those paid by most index funds, are lower than those paid by many actively managed funds. One reason for the difference in fee levels is that passive management requires fewer investment, research and trading decisions, thereby justifying lower fees. Pursuant to the Management Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, and the Fund has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Management Agreement will continue in effect for two years from its effective date, and thereafter will be subject to annual approval by (1) the Fund's Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board who are not interested persons (as defined in the 1940 Act) of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Management Agreement is also terminable upon 60 days' notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE ADMINISTRATOR

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp. (the "Administrator") will act as administration and accounting agent of the Fund pursuant to an Administration and Accounting Services Agreement with the Fund and will be responsible for certain clerical, recordkeeping and bookkeeping services, except those to be performed by the Adviser, by Morgan Stanley Trust Company in its capacity as Custodian, or by PNC Bank, N.A. ("PNC") in its capacity as Transfer Agent. PFPC, as Administrator, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of PFPC is 400 Bellevue Parkway, Wilmington, DE 19809.

    For the administrative and fund accounting services PFPC provides to the Fund, PFPC will be paid aggregate fees equal to each Index Series' allocable portion of: .10% per annum of the aggregate net assets of the Fund less than $3 billion, plus .09% per annum of the aggregate net assets of the Fund between $3 billion and $5 billion, plus .08% per annum of the aggregate net assets of the Fund between $5 billion and $7.5 billion, plus .065% per annum of the aggregate net assets of the Fund between $7.5 billion and $10 billion, plus .05% per annum of the aggregate net assets of the Fund in excess of $10 billion. PFPC may from time to time waive all or a portion of its fees. For the first year of the Fund's operations, PFPC has agreed to waive a portion of its fees. During the first year of the Fund's operations, PFPC will charge the Fund an administrative and accounting service fee equal to $4,167 per month for each Index Series, plus
 .05% of aggregate average daily net assets of all Index Series in excess of $850 million per annum. However, if during the first three years of the Fund's operations the Fund removes PFPC as the administrator, the Fund will pay the cost of deconversion and PFPC will be entitled to recoup 100% of the fees waived during the first year. Pursuant to the Administration and Accounting Services Agreement, the Administrator will be liable for damages arising of its failure to perform its duties due to willful misfeasance, bad faith, gross negligence or reckless disregard of such duties. The Fund will indemnify the Administrator for
certain  liabilities,  including  certain  liabilities  arising  under   federal
securities laws, except for liabilities arising out of the Administrator's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

THE DISTRIBUTOR

    Funds Distributor, Inc. (the "Distributor") is the principal underwriter and distributor of WEBS. Its address is One Exchange Place, 10th Floor, Boston, MA 02109, and investor information can be obtained by calling 1-800-810-WEBS(9327). The Distributor has entered into an agreement with the Fund which will continue for two years from its effective date, and which is renewable annually thereafter (the "Distribution Agreement"), pursuant to which it will distribute Fund shares. WEBS will be continuously offered for sale by the Fund through the Distributor only in Creation Units, as described below under "Purchase and Issuance of WEBS in Creation Units." WEBS in less than

Creation Units will not be distributed by the Distributor. The Distributor will also act as agent for the Fund. The Distributor will deliver a prospectus to persons purchasing WEBS in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. Funds Distributor, Inc., as Distributor, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

    To compensate the Distributor for the distribution-related services it provides, and broker-dealers authorized by the Distributor for distribution services they provide, the Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Fund's Plan, for each Index Series the Distributor will be entitled to receive a distribution fee, accrued daily and paid monthly, calculated with respect to each Index Series at the annual rate of up to .25% of the average daily net assets of such Index Series. From time to time the Distributor may waive all or a portion of these fees.

    The Plan is designed to enable the Distributor to be compensated by the Fund for distribution services provided by it with respect to each Index Series. Payments under the Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor. The Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Independent Directors"), will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by the Distributor in the current year and in prior years and amounts received under the Plan.

    Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the Index Series of the Fund to which the Plan applies, and all material amendments of the Plan also require Board approval. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors, or, with respect to any Index Series of the Fund, by a vote of a majority of the outstanding voting securities of such Index Series of the Fund (as such vote is defined in the Investment Company
Act). If a Plan is terminated (or not renewed) with respect to any one or more Index Series of the Fund, it may continue in effect with respect to any Index Series of the Fund as to which it has not been terminated (or has been renewed). Pursuant to the Distribution Agreement, the Distributor will provide the Board of Directors periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

    The Distribution Agreement will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Directors who are not interested persons of the Fund (as defined under the 1940
Act) or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant Index Series, on at least 60 days' written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE CUSTODIAN AND LENDING AGENT

    Morgan Stanley Trust Company serves as the Custodian for the cash and portfolio securities of each Index Series of the Fund pursuant to a Custodian Agreement between Morgan Stanley Trust Company and the Fund. MSTC also serves as Lending Agent of the portfolio securities of each Index Series. As Lending Agent, MSTC will cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of the loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. MSTC, as Custodian and Lending

Agent, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of MSTC is One Pierrepont Plaza, Brooklyn, New York.

    For its custody services to each Index Series, MSTC will be paid per annum fees based on the aggregate net assets of the Index Series as follows: Australia Index Series (.10%); Austria Index Series (.10%); Belgium Index Series (.10%); Canada Index Series (.07%); France Index Series (.11%); Germany Index Series (.10%); Hong Kong Index Series (.12%); Italy Index Series (.09%); Japan Index Series (.07%); Malaysia Index Series (.13%); Mexico (Free) Index Series (.25%); Netherlands Index Series (.10%); Singapore (Free) Index Series (.10%); Spain Index Series (.10%); Sweden Index Series (.10%); Switzerland Index Series (.10%); and United Kingdom Index Series (.08%). As remuneration for its services in connection with lending portfolio securities of the Index Series, MSTC will be paid by the Fund, in respect of each Index Series, 50% of the net investment income earned on the collateral for securities loaned.

TRANSFER AGENT

    PNC (the "Transfer Agent"), an indirect wholly owned subsidiary of PNC Bank Corp., provides transfer agency services pursuant to an agreement with the Fund. PNC, as Transfer Agent, has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The principal business address of PNC is Broad and Chestnut Streets, Philadelphia, PA 19110.

ADDITIONAL EXPENSES

    In addition to the fees described above, the Fund will be responsible for the payment of expenses that will include, among other things, organizational expenses, compensation of the Directors of the Fund, reimbursement of out-of-pocket expenses incurred by the Administrator, exchange listing fees, license fees, brokerage costs, legal and audit fees, and litigation and extraordinary expenses. For the use of the relevant MSCI index, each Index Series will pay a license fee to Morgan Stanley & Co. Incorporated equal to .03% per annum of the aggregate net assets of the Index Series.

                             BROKERAGE TRANSACTIONS

    When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere.  The  Fund  will  not  deal  with  affiliates  in  principal transactions unless permitted by exemptive order or applicable rule or regulation. Since the investment objective of each Index Series is investment performance that corresponds to that of an index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

    Subject to allocating brokerage to receive a favorable price and prompt execution, the Adviser may select brokers who are willing to provide payments to third party service suppliers to an Index Series, to reduce expenses of the Index Series.

    The Adviser will assume general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the sizes of such other investment companies and clients and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Index Series is expected to be under 50%. See "Implementation of Policies" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

    DTC will act as securities depositary for the WEBS. WEBS will be represented by global securities, which will be registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for WEBS.

    DTC has advised the Fund as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934. DTC was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the American Stock Exchange, Inc., and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants"). DTC agrees with and represents to its Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.

    Beneficial ownership of WEBS will be limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in WEBS (owners of such beneficial interests are referred to herein as "Beneficial Owners") will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of WEBS. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in WEBS.

    Beneficial Owners of WEBS will not be entitled to have WEBS registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of WEBS. The Fund understands that under existing industry practice, in the event the Fund requests any action of holders of WEBS, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding WEBS, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Fund recognizes DTC or its nominee as the owner of all WEBS for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Fund and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the WEBS holdings of each DTC
Participant. The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding WEBS, directly or indirectly, through such DTC Participant. The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

    WEBS distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all WEBS. The Fund expects that DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in WEBS as shown on the records of DTC or its nominee. The Fund also expects that payments by DTC Participants to Indirect Participants and Beneficial Owners of WEBS held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. The Fund will have no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such WEBS, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

    DTC may determine to discontinue providing its service with respect to WEBS at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of WEBS, unless the Fund makes other arrangements with respect thereto satisfactory to the AMEX (or such other exchange on which WEBS may be listed).

                PURCHASE AND ISSUANCE OF WEBS IN CREATION UNITS

    THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "PURCHASE AND ISSUANCE OF WEBS IN CREATION UNITS".

GENERAL

    The Fund will issue and sell WEBS only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form. The value of a Creation Unit will vary from one Index Series to another, and is expected to range initially from approximately $450,000 to $10,000,000.

    A "Business Day" with respect to each Index Series is any day on which (i) the New York Stock Exchange ("NYSE") and (ii) the stock exchange(s) and Fund subcustodian(s) relevant to such Index Series are open for business. As of the date of this Prospectus, the NYSE observes the following holidays: New Year's Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The stock exchange and/or subcustodian holidays relevant to each Index Series are set forth in Appendix B to this Statement of Additional Information.

PORTFOLIO DEPOSIT

    The consideration for purchase of a Creation Unit of WEBS of an Index Series generally will be the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") constituting an optimized representation of the Index Series' benchmark foreign securities index and an amount of cash computed as described below (the "Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Portfolio Deposit", which represents the minimum initial and subsequent investment amount for shares of any Index Series of the Fund. The Cash Component is an amount equal to the Dividend Equivalent Payment (as defined below), plus or minus, as the case may be, a Balancing Amount (as defined below). The "Dividend Equivalent Payment" will enable the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the Portfolio Securities with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Portfolio Securities had been held by the Fund for the entire Accumulation Period. The "Balancing Amount" is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Index Series and (y) the sum of (i) the Dividend
Equivalent Payment and (ii) the market value (per Creation Unit) of the securities deposited with the Fund (the sum of (i) and (ii) is referred to as the "Deposit Amount"). The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount.

    The Adviser will make available through the Distributor on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Index Series. Such Portfolio Deposit will be applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of WEBS of a given Index Series until such time as the next-announced Portfolio Deposit composition is made available.

    The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Index Series will change as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Index Series. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Fund reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Index Series, or resulting from stock splits and other corporate actions.

    In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, the Distributor also will make available (i) on each Business Day, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding WEBS of each Index Series, and (ii) on a continuous basis throughout the day, the sum of the Dividend Equivalent Payment effective through and including the close of the previous trading session in the relevant foreign market, plus the current value of the requisite Deposit Securities as in effect on such day.

ROLE OF THE AUTHORIZED PARTICIPANT

    Creation Units of WEBS may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Fund and the Distributor ("Authorized Participant"). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of WEBS an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Fund shares may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Fund does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the Authorized DTC Participants may be obtained from the Distributor.

PURCHASE ORDER

    To initiate an order for a Creation Unit of WEBS, the Authorized Participant must give notice to the Distributor of its intent to submit an order to purchase WEBS not later than 4:00 p.m., New York time on the relevant Business Day. The Distributor shall cause the Adviser and the Custodian to be informed of such advice. The Custodian will then provide such information to the appropriate subcustodian. For each Index Series, the Custodian shall cause the subcustodian of the Index Series to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Fund.

    DEPOSIT SECURITIES MUST BE DELIVERED TO AN ACCOUNT MAINTAINED AT THE APPLICABLE LOCAL SUBCUSTODIAN.

    Following the notice of intention, an irrevocable order to purchase Creation Units, in the form required by the Fund, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the AMEX (currently 4:00 p.m., New York time) on the relevant Business Day. (The required form of an order to purchase is available on request from the Distributor.) Those placing orders to purchase Creation Units through an Authorized Participant should afford sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Orders must be transmitted by the Authorized Participant to the Distributor by facsimile or electronic transmission as provided in the Authorized Participant Agreement.

    The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit of WEBS. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the AMEX.

    Investors should be aware that an Authorized Participant may require orders for purchases of WEBS placed with it to be in the form required by the individual Authorized Participant, which form will not be the same as the form of purchase order specified by the Fund, which the Authorized Participant must deliver to the Distributor.

ACCEPTANCE OF PURCHASE ORDER

    Subject to the conditions that (I) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the closing time of the regular trading session on the AMEX, and (II) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

    Once the Fund has accepted an order, upon next determination of the net asset value of the shares, the Fund will confirm the issuance, against receipt of payment, of a Creation Unit of WEBS of the Index Series at such net asset value. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

    The Fund reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Index Series if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Index Series; (b) the Deposit Securities delivered are not as specified by the Adviser, as described above; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Index Series; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Fund, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. The Fund shall notify a prospective purchaser of its rejection of the order of such person. The Fund and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

ISSUANCE OF A CREATION UNIT

    A Creation Unit of WEBS of an Index Series will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify the Distributor and the Adviser, and the Fund will issue and cause the delivery of the Creation Unit of WEBS.

    The Authorized Participant Agreement provides that in the event that a Portfolio Deposit is incomplete on the settlement date for a Creation Unit of WEBS because certain Deposit Securities are missing, the Fund may, in its sole discretion, issue the Creation Unit of WEBS notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash or Short-Term Investments having a value at least equal to 105% of the value of the missing Deposit Securities. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of the collateral.

    All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund's determination shall be final and binding.

CASH PURCHASE METHOD

    Although the Fund does not ordinarily intend to permit cash purchases of Creation Units, when cash purchases of Creation Units of WEBS are available or specified for an Index Series, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Fund's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units of WEBS are described below.

PURCHASE TRANSACTION FEE

    A purchase transaction fee payable to the Fund is imposed to compensate the Fund for the transfer and other transaction costs of an Index Series. THE PURCHASE TRANSACTION FEE FOR IN-KIND AND CASH PURCHASES AND THE ADDITIONAL VARIABLE CHARGE FOR CASH PURCHASES (WHEN CASH PURCHASES ARE AVAILABLE OR SPECIFIED) ARE LISTED FOR THE RELEVANT INDEX SERIES IN THE SHAREHOLDER TRANSACTION EXPENSES TABLE IN "SUMMARY OF FUND EXPENSES". Where the Fund permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment.
Purchasers of WEBS in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund. See "Summary of Fund Expenses" in the Prospectus.

EXAMPLE

    A hypothetical example of the costs of creating a Creation Unit of WEBS of the Japan Index Series is set forth below for illustrative purposes only. The exchange rate reflected in the table is Y104.9 per US$1.

                                                           UNIT CREATION    UNIT CREATION    DAILY NAV
                                                            CALCULATION      CALCULATION    CALCULATION
                                                          ----------------  -------------  -------------
Execution...............................................      Y913,069,800  $   8,706,691  $   8,706,691
Commissions.............................................           913,070          8,707            N/A
Stamp Taxes.............................................                 0              0            N/A
Risk Premium............................................                 0              0            N/A
Accued Income...........................................         3,104,437         29,603         29,603
Creation Charge.........................................         1,006,742          9,600            N/A
WEBS Unit Value.........................................       918,094,050      8,754,600      8,736,294
Per WEBS................................................                            14.59          14.56
Shares..................................................           600,000

    See "Management of the Fund", in the Prospectus, and "Investment Advisory, Management, Administrative and Distribution Services" herein, for additional information concerning the distribution arrangements for WEBS.

                      REDEMPTION OF WEBS IN CREATION UNITS

    THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "REDEMPTION OF WEBS IN CREATION UNITS".

    WEBS may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor and only on a day on which the AMEX is open for trading. THE FUND WILL NOT REDEEM WEBS IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners also may sell WEBS in the secondary market, but must accumulate enough WEBS to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of WEBS. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of WEBS to constitute a redeemable Creation Unit. See "Investment Considerations and Risks" in the Prospectus.

    With respect to each Index Series, the Adviser will make available through the Distributor immediately prior to the opening of business on the AMEX (currently 9:30 am, New York time) on each day that the AMEX is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemptions requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for an Index Series, the redemption proceeds for a Creation Unit generally will consist of Deposit Securities as announced by the Distributor on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. The redemption transaction fee described below will be deducted from such redemption proceeds. In the case of a resident Australian holder, notwithstanding the foregoing, such holder is only entitled to receive cash, upon its redemption of Creation Units of WEBS.

    A redemption transaction fee payable to the Fund is imposed to offset transfer and other transaction costs that may be incurred by the relevant Index Series. THE REDEMPTION TRANSACTION FEE FOR REDEMPTIONS IN KIND AND FOR CASH AND THE ADDITIONAL VARIABLE CHARGE FOR CASH REDEMPTIONS (WHEN CASH REDEMPTIONS ARE AVAILABLE OR SPECIFIED) ARE LISTED FOR THE RELEVANT INDEX SERIES IN THE SHAREHOLDER TRANSACTION EXPENSES TABLE IN "SUMMARY OF FUND EXPENSES". Investors will also bear the costs of transferring the Portfolio Deposit from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

    Redemption requests in respect of Creation Units of any Index Series must be submitted to the Distributor by or through an Authorized Participant on a day that the AMEX is open for business. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

    The Authorized Participant must transmit the request for redemption, in the form required by the Fund, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should afford sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the WEBS to the Fund's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

    A redemption request will be considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Fund's Transfer Agent the Creation Unit of WEBS being redeemed through the book-entry system of DTC so as to be effective by the AMEX closing time on a day on which the AMEX is open for business and (ii) a duly completed request form is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor by the AMEX closing time on such day. If the Transfer Agent does not receive the investor's WEBS through DTC facilities by the AMEX closing time on the same day that the redemption request is received, the redemption request shall be rejected and may be resubmitted the next day that the AMEX is open for business. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the AMEX. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the WEBS.

    Upon receiving a redemption request, the Distributor shall notify the Fund and the Fund's Transfer Agent of such redemption request. The tender of an investor's WEBS for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds WEBS, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. See "Book-Entry System Only".

    IN CONNECTION WITH TAKING DELIVERY OF SHARES OF DEPOSIT SECURITIES UPON REDEMPTION OF WEBS, A REDEEMING BENEFICIAL OWNER OR AUTHORIZED PARTICIPANT ACTING ON BEHALF OF SUCH BENEFICIAL OWNER MUST MAINTAIN APPROPRIATE SECURITIES BROKER-DEALER, BANK OR OTHER CUSTODY ARRANGEMENTS IN EACH JURISDICTION IN WHICH ANY OF THE PORTFOLIO SECURITIES ARE CUSTOMARILY TRADED, TO WHICH ACCOUNT SUCH PORTFOLIO SECURITIES WILL BE DELIVERED.

    Deliveries of redemption proceeds by the Index Series relating to those countries generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. For each country relating to an Index Series, Appendix B hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. PURSUANT TO AN ORDER OF THE SECURITIES AND EXCHANGE COMMISSION, IN RESPECT OF EACH INDEX SERIES, THE FUND WILL MAKE DELIVERY OF IN-KIND REDEMPTION PROCEEDS WITHIN THE NUMBER OF DAYS STATED IN APPENDIX B TO BE THE MAXIMUM NUMBER OF DAYS NECESSARY TO DELIVER REDEMPTION PROCEEDS.

    If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the Portfolio Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of WEBS of the relevant Index Series next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Portfolio Securities of the Index Series). Redemptions of WEBS for Deposit Securities will be subject to compliance with applicable United States federal and state securities laws and each Index Series (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Index Series could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

    Although the Fund does not ordinarily intend to permit cash redemptions of Creation Units (except that, as noted above, resident Australian holders may redeem solely for cash), in the event that cash redemptions are permitted or required by the Fund, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix B hereto where more than seven calendar days would be needed).

    Because the Portfolio Securities of an Index Series may trade on the relevant exchange(s) on days that the AMEX is closed or are otherwise not Business Days for such Index Series, stockholders may not be able to redeem their shares of such Index Series, or to purchase or sell WEBS on the AMEX, on days when the net asset value of such Index Series could be significantly affected by events in the relevant foreign markets.

    The right of redemption may be suspended or the date of payment postponed with respect to any Index Series (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Index Series' portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the Securities and Exchange Commission.

                          DETERMINING NET ASSET VALUE

    The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Determination of Net Asset Value".

    Net asset value per share for each Index Series of the Fund is computed by dividing the value of the net assets of such Index Series (i.e., the value of its total assets less total liabilities) by the total number of WEBS outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Index Series is determined as of the close of the regular trading session on the New York Stock Exchange, Inc. (ordinarily 4:00 p.m., New York City time) on each day that such exchange is open.

    In computing an Index Series' net asset value, the Index Series' portfolio securities are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board of Directors of the Fund. The values of portfolio securities are converted into US dollars at the relevant foreign exchange rate for each Index Series in effect as of the time that the foreign-currency values of the securities are determined.

                          DIVIDENDS AND DISTRIBUTIONS

    The following information supplements and should be read in conjunction with
the  section  in   the  Prospectus   entitled  "Dividends   and  Capital   Gains
Distributions".

    Dividends from net investment income will be declared and paid at least annually by each Index Series. Distributions of net realized securities gains, if any, generally will be declared and paid once a year, but the Fund may make distributions on a more frequent basis for certain Index Series to improve tracking error or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Act. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Index Series, as if such Index Series owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. See "Tax Matters."

    Dividends and other distributions on WEBS will be distributed, as described below, on a pro rata basis to Beneficial Owners of such WEBS. Dividend payments will be made through the Depository and the Authorized Participants to Beneficial Owners then of record with proceeds received from the Fund.

    The Fund will make additional distributions to the minimum extent  necessary
(i) to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Fund reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Index Series as a RIC or to avoid imposition of income or excise taxes on undistributed income.

                                     TAXES

    The following information supplements and should be read in conjunction with
the  sections  in   the  Prospectus  entitled   "Dividends  and  Capital   Gains
Distributions" and "Tax Matters".

    The Fund on behalf of each Index Series has the right to reject an order for a purchase of WEBS if the purchaser (or group of purchasers) would, upon obtaining the WEBS so ordered, own 80% or more of the outstanding WEBS of a given Index Series and if, pursuant to section 351 of the Internal Revenue Code, the respective Index Series would have a basis in the securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "Purchase and Issuance of WEBS in Creation Units".

    Each Index Series intends to qualify for and to elect treatment as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90 percent of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (1) at least 90 percent of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(2) at the close of each quarter of the company's taxable year, (a) at least 50 percent of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25 percent of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(4)(B) of the Internal Revenue Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies); and (3) the company must derive less than 30 percent of its annual gross income from the sale or other disposition, after a holding period of less than three months, of (i) stock or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) or (iii) foreign currencies (including options, futures and forward contracts on foreign currencies) not directly related to the company's principal business of investing in stock or securities (or options and futures with respect to stocks and securities).

    Each Index Series may be subject to foreign income taxes withheld at source. Each Index Series will elect to "pass through" to its investors the amount of foreign income taxes paid by the Index Series, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Index Series' foreign income taxes, and
(ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Index Series' foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Index Series and (ii) the portion of any dividend paid by the Index Series which represents income derived from foreign sources; the Index Series' gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Index Series will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Index Series' foreign income taxes.

    If any Index Series owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Index Series will be subject to one of the following special tax regimes: (i) the Index Series is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Index Series as a dividend to its shareholders; (ii) if the Index Series were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Index Series would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Index Series' pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Index Series or (iii) under certain proposed regulations not yet effective, the Index Series would be entitled to mark-to-market annually the shares of the passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

    An Index Series will be subject to a 4 percent excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98 percent of its ordinary income for the calendar year plus 98 percent of its capital gain net income for the twelve months ended October 31 of such year. Each Index Series intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4 percent excise tax.

    An investor in an Index Series that is a foreign corporation or an individual who is a nonresident alien for U.S. tax purposes will be subject to significant adverse U.S. tax consequences. For example, dividends paid out of an Index Series' investment company taxable income will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if the foreign investor is eligible for the benefits of an income tax treaty). Foreign investors are urged to consult their own tax advisors regarding the U.S. tax treatment, in their particular circumstances, of ownership of shares in an Index Series.

    The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares of the Fund should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

                     CAPITAL STOCK AND SHAREHOLDER REPORTS

    The Fund currently is comprised of seventeen series of shares of common stock, par value $.001 per share, referred to herein as WEBS: the Australia Index Series, the Austria Index Series, the Belgium Index Series, the Canada Index Series, the France Index Series, the Germany Index Series, the Hong Kong Index Series, the Italy Index Series, the Japan Index Series, the Malaysia Index Series, the Mexico (Free) Index Series, the Netherlands Index Series, the Singapore (Free) Index Series, the Spain Index Series, the Sweden Index Series, the Switzerland Index Series, and the United Kingdom Index Series. Each Index Series has been issued a separate class of capital stock. The Board of Directors of the Fund may designate additional series of common stock and classify shares of a particular series into one or more classes of that series.

    Each WEBS issued by the Fund will have a pro rata interest in the assets of the corresponding Index Series. The Fund is currently authorized to issue 6 billion shares of common stock. The following number of shares is currently authorized for each Index Series: the Australia Index Series, 127.8 million shares; the Austria Index Series, 19.8 million shares; the Belgium Index Series,
136.2 million shares; the Canada Index Series, 340.2 million shares; the France Index Series, 340.2 million shares; the Germany Index Series, 382.2 million shares; the Hong Kong Index Series, 191.4 million shares; the Italy Index Series, 63.6 million shares; the Japan Index Series, 2,124.6 million shares; the Malaysia Index Series, 127.8 million shares; the Mexico (Free) Index Series, 255 million shares; the Netherlands Index Series, 255 million shares, the Singapore
(Free) Index Series, 191.4 million shares; the Spain Index Series, 127.8 million shares; the Sweden Index Series, 63.6 million shares; the Switzerland Index Series, 318.625 million shares; and the United Kingdom Index Series, 934.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Index Series, and in the net distributable assets of such Index Series on liquidation. Shareholders are entitled to require the Fund to redeem Creation Units of their shares.

    Each WEBS has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law; stockholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted on affects only a particular Index Series it will be voted on only by that Index Series and if a matter affects a particular Index Series differently from other Index Series, that Index Series will vote separately on such matter. Under Maryland law, the Fund is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the Fund is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares of the Fund (regardless of Index Series) have noncumulative voting rights for the election of Directors. Under Maryland law, Directors of the Fund may be removed by vote of the stockholders.

    The Fund expects that, immediately prior to the commencement of trading of the WEBS, each Index Series will have one stockholder, Funds Distributor, Inc., who will hold more than 5% of the outstanding shares of each Index Series in Creation Units. The Fund cannot predict the length of time that such person will remain a control person of each Index Series.

    The Fund will issue through the Authorized Participants to its stockholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent accountants approved by the Fund's Directors and by the stockholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also will receive annually notification as to the tax status of the Fund's distributions.

    Stockholder inquiries may be made by writing to the Fund, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

                            PERFORMANCE INFORMATION

    The performance of the Index Series may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

    Quotations of average annual total return will be expressed in terms of the average annual rate of return of a hypothetical investment in an Index Series over periods of 1, 5 and 10 years (or the life of an Index Series, if shorter). Such total return figures will reflect the deduction of a proportional share of such Index Series' expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

    Total return is calculated according to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period).

    Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in an Index Series on the date of the commencement of the period and will assume that all dividends and distributions are reinvested when paid. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

    The yield of an Index Series is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD =
2[(a-b/cd + 1)(6) - 1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends and d = the maximum offering price per share on the last day of the period).

    Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in an Index Series during the particular time period on which the calculations are based. Such quotations for an Index Series will vary based on changes in market conditions and the level of such Index Series' expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

    The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable; total returns and yields would, of course, be lower if such charges were taken into account.

                      COUNSEL AND INDEPENDENT ACCOUNTANTS

    Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, are counsel to the Fund and have passed upon the validity of the Fund shares.

    Ernst & Young, LLP, 787 Seventh Avenue, New York, New York 10019, serves as the independent accountants of the Fund.

                         REPORT OF INDEPENDENT AUDITORS


Shareholder and Board of Directors
Foreign Fund, Inc.


    We have audited the accompanying statements of assets and liabilities of Foreign Fund, Inc. (comprising, the Australia Index Series, the Austria Index Series, the Belgium Index Series, the Canada Index Series, the France Index Series, the Germany Index Series, the Hong Kong Index Series, the Italy Index Series, the Japan Index Series, the Malaysia Index Series, the Mexico (Free) Index Series, the Netherlands Index Series, the Singapore (Free) Index Series, the Spain Index Series, the Sweden Index Series, the Switzerland Index Series, and the United Kingdom Index Series) (collectively the "Funds") as of March 1, 1996. These statements of assets and liabilities are the responsibility of the Funds' management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Foreign Fund, Inc. at March 1, 1996, in conformity with generally accepted accounting principles.

                                                    [LOGO]
                                          ERNST & YOUNG LLP

New York, New York
March 4, 1996

                      STATEMENT OF ASSETS AND LIABILITIES

FOREIGN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 1, 1996

                         AUSTRALIA    AUSTRIA    BELGIUM    CANADA      FRANCE     GERMANY    HONG KONG     ITALY      JAPAN
                           INDEX       INDEX      INDEX      INDEX      INDEX       INDEX       INDEX       INDEX      INDEX
                          SERIES      SERIES     SERIES     SERIES      SERIES      SERIES      SERIES     SERIES      SERIES
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Assets
  Cash................   $  304.50   $  334.50  $  454.50  $  302.70  $12,820.00  $13,620.00  $13,410.00  $  426.00  $14,920.00
  Deferred
   organization
   expenses...........    4,562.83    5,012.37   6,810.53   4,536.86  192,103.29  204,091.01  200,944.23   6,383.46  223,571.06
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Total Assets..........    4,867.33    5,346.87   7,265.03   4,838.56  204,923.29  217,711.01  214,354.23   6,809.46  238,491.06
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Liabilities
  Organization
   expenses payable...    4,562.83    5,012.37   6,810.53   4,535.86  192,103.29  204,091.01  200,944.23   6,383.46  223,571.06
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Total Liabilities.....    4,562.83    5,012.37   6,810.53   4,535.86  192,103.29  204,091.01  200,944.23   6,383.46  223,571.06
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Net Assets............   $  304.50   $  334.50  $  454.50  $  302.70  $12,820.00  $13,620.00  $13,410.00  $  426.00  $14,920.00
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Shares outstanding
 ($.001 par value)....          30          30         30         30       1,000       1,000       1,000         30       1,000
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Net Asset Value per
 share................   $   10.15   $   11.15  $   15.15  $   10.09  $    12.82  $    13.62  $    13.41  $   14.20  $    14.92
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Composition of net
 assets
  Capital stock.......   $    0.03   $    0.03  $    0.03  $    0.03  $     1.00  $     1.00  $     1.00  $    0.03  $     1.00
  Paid-in capital.....      304.47      334.47     454.47     302.67   12,819.00   13,619.00   13,409.00     425.97   14,919.00
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
Net Assets, March 1,
 1996.................   $  304.50   $  334.50  $  454.50  $  302.70  $12,820.00  $13,620.00  $13,410.00  $  426.00  $14,920.00
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------
                        -----------  ---------  ---------  ---------  ----------  ----------  ----------  ---------  ----------

                                      MEXICO                  SINGAPORE                                        UNITED
                         MALAYSIA     (FREE)    NETHERLANDS    (FREE)       SPAIN     SWEDEN    SWITZERLAND   KINGDOM
                           INDEX       INDEX       INDEX        INDEX       INDEX      INDEX       INDEX       INDEX
                          SERIES      SERIES      SERIES       SERIES      SERIES     SERIES      SERIES       SERIES
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Assets
  Cash................   $  400.20   $  286.50   $15,950.00   $  385.50   $  429.30  $  428.70   $13,190.00  $12,440.00
  Deferred
   organization
   expenses...........    5,996.86    4,293.10  239,005.26     5,776.58    6,342.91   6,423.92  197,647.61   186,409.12
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Total Assets..........    6,397.06    4,579.60  254,955.26     6,162.08    6,862.21   6,852.62  210,837.61   198,849.12
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Liabilities
  Organization
   expenses payable...    5,996.86    4,293.10  239,005.26     5,776.58    6,432.91   6,423.92  197,647.61   186,409.12
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Total Liabilities.....    5,996.86    4,293.10  239,005.26     5,776.58    6,432.91   6,423.92  197,647.61   186,409.12
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Net Assets............   $  400.20   $  286.50   $15,950.00   $  385.50   $  429.30  $  428.70   $13,190.00  $12,440.00
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Shares outstanding
 ($.001 par value)....          30          30       1,000           30          30         30       1,000        1,000
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Net Asset Value per
 share................   $   13.34   $    9.56   $   15.95    $   12.85   $   14.31  $   14.29   $   13.19   $    12.44
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Composition of net
 assets
  Capital stock.......   $    0.03   $    0.03   $    1.00    $    0.03   $    0.03  $    0.03   $    1.00   $     1.00
  Paid-in capital.....      400.17      286.47   15,949.00       385.47      429.27     428.67   13,189.00    12,439.00
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
Net Assets, March 1,
 1996.................   $  400.20   $  286.50   $15,950.00   $  385.50   $  429.30  $  428.70   $13,190.00  $12,440.00
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------
                        -----------  ---------  -----------  -----------  ---------  ---------  -----------  ----------

See Notes to financial statements.

                               FOREIGN FUND, INC.
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 1, 1996

1.  GENERAL
    Foreign Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on September 1, 1994. The Fund is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Fund currently has seventeen common stock series: the Australia Index Series; the Austria Index Series; the Belgium Index Series; the Canada Index Series; the France Index Series; the Germany Index Series; the Hong Kong Index Series; the Italy Index Series; the Japan Index Series; the Malaysia Index Series; the Mexico (Free) Index Series; the Netherlands Index Series; the Singapore (Free) Index Series; the Spain Index Series; the Sweden Index Series; the Switzerland Index Series; and the United Kingdom Index Series (each, an "Index Series"). The Fund has applied to list the shares of common stock of each of its Index Series on the American Stock Exchange.

    BZW Barclays Global Fund Advisors will serve as investment adviser (the "Adviser") to the Fund. Funds Distributor, Inc. will be the Fund's Distributor. PFPC Inc. will serve as Administrator to the Fund.

    The Index Series have had no operations other than the sale of the following Index Series shares to the Distributor for the noted amounts: Australia Index Series -- 30 shares for proceeds of $304; Austria Index Series -- 30 shares for proceeds of $334; Belgium Index Series -- 30 shares for proceeds of $454; Canada Index Series -- 30 shares for proceeds of $303; France Index Series -- 1,000 shares for proceeds of $12,820; Germany Index Series -- 1,000 shares for proceeds of $13,620; Hong Kong Index Series -- 1,000 shares for proceeds of $13,410; Italy Index Series -- 30 shares for proceeds of $426; Japan Index Series -- 1,000 shares for proceeds of $14,920; Malaysia Index Series -- 30 shares for proceeds of $400; Mexico (Free) Index Series -- 30 shares for proceeds of $287; Netherlands Index Series -- 1,000 shares for proceeds of $15,950; Singapore (Free) Index Series -- 30 shares for proceeds of $386; Spain Index Series -- 30 shares for proceeds of $429; Sweden Index Series -- 30 shares for proceeds of $429; Switzerland Index Series -- 1,000 shares for proceeds of $13,190 and United Kingdom Index Series -- 1,000 shares for proceeds of $12,440.

    The costs of organizing the Fund and registering its shares will be paid initially by Morgan Stanley & Co. Incorporated and reimbursed by the Fund. These costs in turn will be allocated to each Index Series by the Fund's Board based on the expected net assets of each Index Series. Such organization costs have been deferred and will be amortized ratably on the straightline method over a period of sixty months from the commencement of operations of the Index Series. If any of the shares initially issued to Funds Distributor, Inc. are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization costs. The pro rata share by which the proceeds are reduced is derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

2.  AGREEMENTS

    The Fund will have an Investment Management Agreement (the "Management Agreement") with the Adviser. The Adviser will manage the investments of each of the Index Series. For its services to each Index Series, the Adviser will be entitled to receive fees equal to .27% per annum of the aggregate net assets of the Fund up to aggregate net assets of $1.7 billion; plus .15% per annum of the aggregate net assets of the Fund in excess of $1.7 billion up to $7 billion; plus .12% per annum of the aggregate net assets of the Fund in excess of $7 billion up to $10 billion; plus .08% per annum of the aggregate net assets of the Fund in excess of $10 billion.

                               FOREIGN FUND, INC.
            NOTES TO STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                 MARCH 1, 1996

2.  AGREEMENTS (CONTINUED)
    The Fund will be party to an Administration and Accounting Services Agreement with PFPC Inc. Under the Administration and Accounting Services Agreement, PFPC Inc. will assist in supervising the operations of the Index Series. For its administrative services and fund accounting services, PFPC Inc. will be paid aggregate fees equal to each Index Series' allocable portion of:
 .10% per annum of the aggregate net assets of the Fund less than $3 billion, plus .09% per annum of the aggregate net assets of the Fund between $3 billion and $5 billion, plus .08% per annum of the aggregate net assets of the Fund between $5 billion and $7.5 billion, plus .065% per annum of the aggregate net assets of the Fund between $7.5 billion and $10 billion, plus .05% per annum of the aggregate net assets of the Fund in excess of $10 billion ("Standard Fee Schedule"). For the first year of operations, PFPC Inc. will charge an administration fee of $850,000 per annum of aggregate net assets of less than $850 million and .05% of aggregate net assets in excess of $850 million. If the Administrator is terminated within the first three years of the Fund's operations, the Fund will repay the Administrator the difference between the amounts calculated under the Standard Fee Schedule and the amounts paid during the first year of operations.

    The Fund will adopt a distribution plan, pursuant to Rule 12b-1 under the Act ("Rule 12b-1 Plan") with respect to each Index Series. Under the Rule 12b-1 Plan, the Distributor will be paid an annual fee as compensation in connection with the offering and sale of shares of each Index Series. The fee to be paid to the Distributor under the Rule 12b-1 Plan will be calculated and paid monthly with respect to each Index Series at an annual rate of up to .25% of the average daily net assets of such Index Series. From time to time the Distributor may waive all or a portion of the fee.

3.  CAPITAL SHARES

    The Fund is currently authorized to issue 6 billion shares of common stock, with the following number of shares allocated to each Index Series: Australia Index Series (127.8 million shares); Austria Index Series (19.8 million shares); Belgium Index Series (136.2 million shares); Canada Index Series (340.2 million shares); France Index Series (340.2 million shares); Germany Index Series (382.2 million shares); Hong Kong Index Series (191.4 million shares); Italy Index Series (63.6 million shares); Japan Index Series (2,124.6 million shares); Malaysia Index Series (127.8 million shares); Mexico (Free) Index Series (255 million shares); Netherlands Index Series (255 million shares); Singapore (Free) Index Series (191.4 million shares); Spain Index Series (127.8 million shares); Sweden Index Series (63.6 million shares); Switzerland Index Series (318.625 million shares); and United Kingdom Index Series (934.2 million shares). The shares will not be issued or redeemed individually, but only in specified aggregations of shares. Shares of each Index Series are offered in the specified aggregations of shares, at net asset value without an initial sales load, in exchange for an in-kind deposit of a designated portfolio of securities specified by the Distributor each day, plus a specified amount of cash and a purchase transaction fee. Shares of each Index Series may also be issued in the specified aggregations for cash in the sole discretion of the Fund. Redemptions of the shares of the Index Series in the specified aggregations are made in portfolio securities, plus or minus a specified amount of cash, and minus a specified redemption transaction fee. Shares of each Index Series may also be redeemed in the specified aggregations for cash in the sole discretion of the Fund.

                                                                    APPENDIX A-1

                  MSCI AUSTRALIA INDEX AS OF JANUARY 31, 1996

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
BROKEN HILL PROP CO                                 Energy               27,471.38          19.78
NEWS CORP                                          Services              15,465.41           7.77
NEWS CORP PLVO                                     Services              15,465.41           3.37
NATIONAL AUSTRALIA BANK                            Finance               13,769.99           9.92
WESTPAC BANKING                                    Finance                9,074.35           6.54
WMC (WESTERN MINING CORP)                         Materials               6,822.58           4.91
CRA                                               Materials               4,670.19           3.36
COCA-COLA AMATIL                                Consumer Goods            4,630.46           3.33
AMCOR                                             Materials               4,619.52           3.33
LEND LEASE                                         Finance                3,570.48           2.57
COLES MYER                                         Services               3,454.47           2.49
FOSTERS BREWING GROUP                           Consumer Goods            3,284.42           2.37
CSR                                             Multi-Industry            3,126.16           2.25
BORAL                                             Materials               2,800.27           2.02
PACIFIC DUNLOP                                  Multi-Industry            2,617.49           1.89
BRAMBLES INDUSTRIES                                Services               2,600.47           1.87
PIONEER INTERNATIONAL                             Materials               2,489.23           1.79
ICI AUSTRALIA                                     Materials               2,357.09           1.70
MIM HOLDINGS                                      Materials               1,985.96           1.43
NORTH                                             Materials               1,923.28           1.39
WESTFIELD TRUST                                    Finance                1,842.42           1.33
SANTOS                                              Energy                1,576.66           1.14
SOUTHCORP HOLDINGS                              Multi-Industry            1,403.69           1.01
GENERAL PROPERTY TRUST                             Finance                1,297.64           0.93
GOODMAN FIELDER                                 Consumer Goods            1,203.39           0.87
BURNS, PHILP & CO                                  Services               1,126.91           0.81
GOLD MINES OF KALGOORLIE                             Gold                 1,066.72           0.77
NEWCREST MINING                                      Gold                 1,043.38           0.75
RGC (RENISON GOLDFIELDS)                          Materials               1,010.88           0.73
SMITH (HOWARD)                                  Multi-Industry              880.47           0.63
TUBEMAKERS OF AUSTRALIA                       Capital Equipment             874.77           0.63
QCT RESOURCES                                       Energy                  782.57           0.56
CALTEX AUSTRALIA                                    Energy                  750.71           0.54
STOCKLAND TRUST                                    Finance                  750.62           0.54
AMPOLEX                                             Energy                  704.88           0.51
EMAIL                                           Consumer Goods              696.40           0.50
HARDIE (JAMES) IND                                Materials                 692.69           0.50
TNT                                                Services                 679.93           0.49
SCHRODERS PROPERTY FUND                            Finance                  658.32           0.47
AUSTRALIAN NATIONAL IND                         Multi-Industry              573.58           0.41
ROTHMANS (AUSTRALIA)                            Consumer Goods              522.00           0.38
SONS OF GWALIA                                       Gold                   448.80           0.32
ASHTON MINING                                     Materials                 427.60           0.31

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
ABERFOYLE                                         Materials                 253.68           0.18
OPSM PROTECTOR                                  Consumer Goods              229.25           0.17
FAI INSURANCES                                     Finance                  171.02           0.12
EMPEROR MINES                                        Gold                   170.95           0.12
ADELAIDE BRIGHTON                                 Materials                 154.43           0.11
CRUSADER                                            Energy                  123.16           0.09

                                                                    APPENDIX A-2

                   MSCI AUSTRIA INDEX AS OF JANUARY 31, 1996

                                                               INDEX MARKET      WEIGHT IN
                                                              CAPITALIZATION     MSCI INDEX
CONSTITUENT NAME                           INDUSTRY SECTOR   (MILLIONS OF US$)      (%)
----------------------------------------  -----------------  -----------------   ----------
BANK AUSTRIA STAMM                             Finance           4,555.69          16.52
BANK AUSTRIA VORZUG                            Finance           4,555.69           1.45
BANK AUSTRIA PART                              Finance           4,555.69           1.11
CREDITANSTALT STAMM                            Finance           2,703.99           7.45
CREDITANSTALT VORZUG                           Finance           2,703.99           3.88
EA-GENERALI STAMM                              Finance           2,596.08          10.37
EA-GENERALI VORZUG                             Finance           2,596.08           0.50
OMV AG                                         Energy            2,554.97          10.70
VERBUND (OSTERR ELEK) A                        Energy            1,985.55           8.32
VA TECHNOLOGIE                            Capital Equipment      1,967.13           8.24
WIENERBERGER BAUSTOFF                         Materials          1,567.58           6.57
FLUGHAFEN WIEN                                Services           1,368.96           5.74
BOEHLER-UDDEHOLM                              Materials            867.43           3.63
MAYR MELNHOF KARTON                           Materials            597.59           2.50
AUSTRIA MIKRO SYSTEME                     Capital Equipment        484.61           2.03
AUSTRIAN AIRLINES                             Services             484.61           2.03
RADEX-HERAKLITH INDUSTR.                      Materials            477.66           2.00
BBAG OESTERR BRAU STAMM                    Consumer Goods          449.38           1.88
BAU HOLDING STAMM                         Capital Equipment        335.06           1.09
BAU HOLDING VORZUG                        Capital Equipment        335.06           0.31
LENZING                                       Materials            318.60           1.33
UNIVERSALE-BAU                            Capital Equipment        203.88           0.85
BWT STAMM                                 Capital Equipment        186.10           0.78
STEYR-DAIMLER-PUCH                        Capital Equipment        164.41           0.69

                                                                    APPENDIX A-3

                   MSCI BELGIUM INDEX AS OF JANUARY 31, 1996

                                                               INDEX MARKET      WEIGHT IN
                                                              CAPITALIZATION     MSCI INDEX
CONSTITUENT NAME                           INDUSTRY SECTOR   (MILLIONS OF US$)      (%)
----------------------------------------  -----------------  -----------------   ----------
ELECTRABEL                                     Energy           13,142.51          17.60
ELECTRABEL VVPR                                Energy           13,142.51           3.82
PETROFINA                                      Energy            6,841.19          11.15
TRACTEBEL                                  Multi-Industry        5,967.38           8.19
TRACTEBEL VVPR                             Multi-Industry        5,967.38           1.53
GENERALE BANQUE GROUPE                         Finance           5,585.50           9.10
SOLVAY                                        Materials          4,635.32           7.55
FORTIS AG                                      Finance           4,439.59           7.24
KREDIETBANK                                    Finance           4,154.10           6.03
KREDIETBANK VVPR                               Finance           4,154.10           0.74
ROYALE BELGE                                   Finance           3,359.75           4.54
ROYALE BELGE VVPR                              Finance           3,359.75           0.93
GROUPE BRUXELLES LAMBERT                   Multi-Industry        3,166.24           5.16
DELHAIZE-LE LION                              Services           2,157.26           3.52
BEKAERT                                   Capital Equipment      1,998.69           3.26
UNION MINIERE                                 Materials          1,816.00           2.96
CBR (CIMENTERIES)                             Materials          1,770.97           2.40
CBR (CIMENTERIES) VVPR                        Materials          1,770.97           0.49
GEVAERT                                    Multi-Industry        1,618.07           2.64
GLAVERBEL (GROUPE)                            Materials            708.19           1.15

                                                                    APPENDIX A-4

                    MSCI CANADA INDEX AS OF JANUARY 31, 1996

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
SEAGRAM CO                                      Consumer Goods           13,513.74           6.40
NORTHERN TELECOM                              Capital Equipment          11,402.84           5.40
BCE INC                                            Services              11,297.27           5.35
BARRICK GOLD CORP                                    Gold                10,439.35           4.94
THOMSON CORP                                       Services               8,998.51           4.26
ROYAL BANK OF CANADA                               Finance                7,803.80           3.69
ALCAN ALUMINIUM                                   Materials               7,158.38           3.39
IMPERIAL OIL                                        Energy                6,872.48           3.25
PLACER DOME                                          Gold                 6,711.24           3.18
CANADIAN PACIFIC LTD                            Multi-Industry            6,684.59           3.17
CANADIAN IMPERIAL BANK                             Finance                6,572.33           3.11
BANK MONTREAL                                      Finance                6,378.49           3.02
BANK NOVA SCOTIA                                   Finance                5,317.11           2.52
BOMBARDIER B                                  Capital Equipment           4,853.30           1.68
BOMBARDIER A                                  Capital Equipment           4,853.30           0.62
NORANDA INC                                       Materials               4,825.04           2.28
IMASCO                                          Multi-Industry            4,583.67           2.17
NOVA CORP                                           Energy                4,271.77           2.02
NEWBRIDGE NETWORKS CORP                       Capital Equipment           4,148.80           1.96
INCO                                              Materials               4,107.55           1.94
POTASH CORP SASKATCHEWAN                          Materials               3,236.03           1.53
LAIDLAW B                                          Services               3,065.18           1.22
LAIDLAW A                                          Services               3,065.18           0.23
TRANSCANADA PIPELINES                               Energy                2,902.18           1.37
RENAISSANCE ENERGY                                  Energy                2,629.89           1.25
CAMECO CORP                                       Materials               2,591.72           1.23
MAGNA INTERNATIONAL A                         Capital Equipment           2,550.60           1.21
CANADIAN OCCIDENTAL                                 Energy                2,149.99           1.02
TALISMAN ENERGY                                     Energy                2,028.85           0.96
MOORE CORP                                         Services               1,968.93           0.93
SUNCOR                                              Energy                1,966.20           0.93
ROGERS COMMUNICATIONS B                            Services               1,895.95           0.90
TECK CORP B                                       Materials               1,884.03           0.89
DUPONT CANADA                                     Materials               1,752.26           0.83
POWER CORP OF CANADA                               Finance                1,745.23           0.83
COMINCO                                           Materials               1,720.35           0.81
TRANSALTA CORP                                      Energy                1,717.55           0.81
TELUS CORP                                         Services               1,717.43           0.81
ECHO BAY MINES                                       Gold                 1,665.21           0.79
WESTON (GEORGE)                                    Services               1,663.74           0.79
ALBERTA ENERGY CO                                   Energy                1,647.34           0.78
MACMILLAN BLOEDEL                                 Materials               1,637.88           0.78
BRASCAN A                                       Multi-Industry            1,616.06           0.77
IPL ENERGY                                          Energy                1,471.31           0.70
WESTCOAST ENERGY                                    Energy                1,358.64           0.64
LOEWEN GROUP                                       Services               1,345.17           0.64

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
NATIONAL BANK OF CANADA                            Finance                1,330.67           0.63
AVENOR                                            Materials               1,243.98           0.59
DOFASCO                                           Materials               1,220.65           0.58
NORCEN ENERGY RESOURCES                             Energy                1,213.48           0.57
ANDERSON EXPLORATION                                Energy                1,150.24           0.54
CANADIAN NAT RESOURCES                              Energy                1,109.26           0.53
QUEBECOR B                                         Services               1,097.84           0.52
MOLSON COS A                                    Consumer Goods            1,008.38           0.36
MOLSON COS B                                    Consumer Goods            1,008.38           0.12
GULF CANADA RESOURCES                               Energy                  955.42           0.45
RIO ALGOM                                         Materials                 950.75           0.45
DOMTAR                                            Materials                 949.67           0.45
CANADIAN TIRE A                                    Services                 947.67           0.45
SHERRITT                                          Materials                 874.72           0.41
EXTENDICARE COMMON                              Multi-Industry              832.93           0.39
CAE                                           Capital Equipment             823.16           0.39
SOUTHAM                                            Services                 814.04           0.39
CAMBIOR                                              Gold                   708.42           0.34
PEGASUS GOLD                                         Gold                   650.24           0.31
OSHAWA GROUP A                                     Services                 635.16           0.30
RANGER OIL                                          Energy                  627.07           0.30
AGNICO-EAGLE MINES                                   Gold                   599.63           0.28
COREL CORP                                         Services                 555.36           0.26
AIR CANADA COMMON                                  Services                 552.26           0.26
REPAP ENTERPRISES                                 Materials                 531.73           0.25
CO-STEEL                                          Materials                 527.72           0.25
PROVIGO                                            Services                 496.07           0.23
STELCO A                                          Materials                 458.20           0.22
NUMAC ENERGY                                        Energy                  407.28           0.19
COTT CORP                                       Consumer Goods              406.84           0.19
SCOTT'S HOSPITALITY SV                             Services                 358.10           0.17
INT'L FOREST PRODUCTS A                           Materials                 295.95           0.14
CCL INDUSTRIES B                                  Materials                 282.30           0.13
DOMINION TEXTILE                                Consumer Goods              212.42           0.10
SPAR AEROSPACE                                Capital Equipment             207.36           0.10
NOMA INDUSTRIES A                               Consumer Goods              139.70           0.07
TELE-METROPOLE B                                   Services                 114.75           0.05
INTER-CITY PRODUCTS CORP                      Capital Equipment              42.35           0.02

                                                                    APPENDIX A-5

                    MSCI FRANCE INDEX AS OF JANUARY 31, 1996

                                                                     INDEX MARKET
                                                                    CAPITALIZATION
                                                                     (MILLIONS OF       WEIGHT IN
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)        MSCI INDEX (%)
-----------------------------------------  ----------------------  ----------------  ---------------
ELF AQUITAINE                                      Energy               20,316.87            5.95
LVMH                                           Consumer Goods           19,454.55            5.70
L'OREAL                                        Consumer Goods           17,423.40            5.10
CARREFOUR                                         Services              16,495.72            4.83
TOTAL SA                                           Energy               16,092.82            4.71
ALCATEL ALSTHOM                              Capital Equipment          13,746.86            4.02
GENERALE EAUX (CIE)                               Services              12,559.65            3.68
AIR LIQUIDE                                      Materials              11,964.06            3.50
AXA                                               Finance               11,772.12            3.45
DANONE (GROUPE)                                Consumer Goods           11,306.19            3.31
SAINT-GOBAIN                                     Materials              10,451.29            3.06
SOCIETE GENERALE                                  Finance               10,246.72            3.00
BNP ORD                                           Finance                8,123.44            2.38
RHONE-POULENC ORD A                              Materials               7,479.81            2.19
PEUGEOT SA                                     Consumer Goods            7,316.60            2.14
UAP (COMPAGNIE)                                   Finance                7,199.60            2.11
SANOFI                                         Consumer Goods            6,811.46            1.99
PARIBAS(CIE FINANCIERE)A                          Finance                6,324.95            1.85
LAFARGE (FRANCE)                                 Materials               6,194.35            1.81
SUEZ (COMPAGNIE DE)                               Finance                6,146.83            1.80
LYONNAISE DES EAUX                             Multi-Industry            5,438.76            1.59
HAVAS                                             Services               5,218.52            1.53
SCHNEIDER                                    Capital Equipment           5,208.26            1.52
PINAULT-PRINT.-REDOUTE                            Services               5,136.44            1.50
LEGRAND                                      Capital Equipment           4,955.85            1.45
PROMODES                                          Services               4,801.83            1.41
MICHELIN B                                   Capital Equipment           4,595.71            1.35
ERIDANIA BEGHIN-SAY                            Consumer Goods            4,542.75            1.33
CANAL +                                           Services               4,456.20            1.30
ACCOR                                             Services               3,775.98            1.11
USINOR SACILOR                                   Materials               3,566.55            1.04
VALEO                                        Capital Equipment           3,510.88            1.03
PERNOD RICARD                                  Consumer Goods            3,438.78            1.01
BIC                                            Consumer Goods            3,085.38            0.90
THOMSON-CSF                                  Capital Equipment           2,953.59            0.86
COMPAGNIE BANCAIRE                                Finance                2,778.01            0.81
CASINO ORD                                        Services               2,372.06            0.57
CASINO ADP                                        Services               2,372.06            0.12
SAINT LOUIS                                    Multi-Industry            2,334.63            0.68
BOUYGUES                                     Capital Equipment           2,330.86            0.68
SODEXHO                                           Services               2,268.26            0.66
DOCKS DE FRANCE                                   Services               2,215.91            0.65
SAGEM                                        Capital Equipment           2,128.76            0.62
SIDEL                                        Capital Equipment           2,069.10            0.61
SEITA                                          Consumer Goods            1,990.97            0.58
IMETAL                                           Materials               1,978.94            0.58

                                                                     INDEX MARKET
                                                                    CAPITALIZATION
                                                                     (MILLIONS OF       WEIGHT IN
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)        MSCI INDEX (%)
-----------------------------------------  ----------------------  ----------------  ---------------
LAGARDERE GROUPE                               Multi-Industry            1,956.22            0.57
ESSILOR INTERNATIONAL                          Consumer Goods            1,945.94            0.57
COMPTOIRS MODERNES                                Services               1,770.63            0.52
PRIMAGAZ                                           Energy                1,765.96            0.52
CHARGEURS                                      Multi-Industry            1,764.19            0.52
ECCO                                              Services               1,743.97            0.51
SIMCO                                             Finance                1,347.89            0.39
EURAFRANCE                                        Finance                1,308.08            0.38
TECHNIP                                      Capital Equipment           1,222.90            0.36
CLUB MEDITERRANEE                                 Services               1,210.75            0.35
BONGRAIN                                       Consumer Goods            1,103.60            0.32
SEFIMEG                                           Finance                1,036.73            0.30
GTM-ENTREPOSE                                Capital Equipment           1,001.31            0.29
CREDIT NATIONAL                                   Finance                  998.40            0.29
UNIBAIL                                           Finance                  938.79            0.27
SALOMON SA                                     Consumer Goods              878.44            0.26
CPR(CIE PARIS.REESCOMPTE                          Finance                  805.08            0.24
UNION IMMOBILIERE FRANCE                          Finance                  734.79            0.22
SOMMER-ALLIBERT                                  Materials                 644.33            0.19
CREDIT FONCIER DE FRANCE                          Finance                  516.80            0.15
MOULINEX                                       Consumer Goods              478.71            0.14
EUROPE 1                                          Services                 374.58            0.11
NORD-EST                                         Materials                 356.87            0.10
SKIS ROSSIGNOL                                 Consumer Goods              332.53            0.10
DMC DOLLFUS MIEG & CIE                         Consumer Goods              294.69            0.09
FINEXTEL                                          Finance                  165.00            0.05
GENERALE GEOPHYSIQUE                         Capital Equipment             140.93            0.04
RADIOTECHNIQUE                                 Consumer Goods              133.37            0.04

                                                                    APPENDIX A-6

                   MSCI GERMANY INDEX AS OF JANUARY 31, 1996

                                                                    INDEX MARKET
                                                                   CAPITALIZATION     WEIGHT IN
                                                                    (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                             INDUSTRY SECTOR            US$)             (%)
----------------------------------------  ----------------------  ----------------  -------------
ALLIANZ HOLDING AKTIE                            Finance               43,422.58          11.51
SIEMENS STAMM                               Capital Equipment          31,816.37           8.44
DAIMLER-BENZ                                  Consumer Goods           28,324.70           7.51
DEUTSCHE BANK                                    Finance               24,919.16           6.61
VEBA                                              Energy               21,623.95           5.73
BAYER                                           Materials              20,671.00           5.48
RWE STAMM                                         Energy               19,185.70           3.51
RWE VORZUG                                        Energy               19,185.70           1.57
MUENCHENER RUECK NAM                             Finance               17,926.69           4.60
MUENCHENER RUECK INH                             Finance               17,926.69           0.15
SAP STAMM                                        Services              15,569.85           2.49
SAP VORZUG                                       Services              15,569.85           1.64
BASF                                            Materials              14,544.88           3.86
MANNESMANN                                  Capital Equipment          12,748.33           3.38
VOLKSWAGEN STAMM                              Consumer Goods           11,906.56           2.69
VOLKSWAGEN VORZUG                             Consumer Goods           11,906.56           0.47
DRESDNER BANK                                    Finance               11,894.43           3.15
VIAG                                          Multi-Industry            8,859.34           2.35
BAYER VEREINSBANK STAMM                          Finance                7,962.68           2.11
BAYER HYPOTHEKEN BANK                            Finance                6,763.87           1.79
MERCK KGAA                                    Consumer Goods            6,720.44           1.78
THYSSEN                                         Materials               6,037.64           1.60
LUFTHANSA STAMM                                  Services               5,673.84           1.41
LUFTHANSA VORZUG                                 Services               5,673.84           0.10
LINDE                                       Capital Equipment           5,080.97           1.35
SCHERING                                      Consumer Goods            4,947.03           1.31
PREUSSAG                                      Multi-Industry            4,514.64           1.20
MAN STAMM                                   Capital Equipment           4,253.14           0.86
MAN VORZUG                                  Capital Equipment           4,253.14           0.26
AACHEN & MUNCH BET NAMEN                         Finance                3,621.66           0.81
AACHEN & MUNCH BET INH                           Finance                3,621.66           0.15
KARSTADT                                         Services               3,339.45           0.89
BEIERSDORF                                    Consumer Goods            3,215.07           0.85
KAUFHOF HOLDING STAMM                            Services               3,170.63           0.70
KAUFHOF HOLDING VORZUG                           Services               3,170.63           0.14
DEGUSSA                                         Materials               3,139.46           0.83
HOCHTIEF                                    Capital Equipment           3,133.38           0.83
HEIDELBERGER ZEMENT STAM                        Materials               2,794.64           0.74
ADIDAS                                        Consumer Goods            2,590.77           0.69
ASKO DT KAUFHAUS STAMM                           Services               2,448.50           0.62
ASKO DT KAUFHAUS VORZUG                          Services               2,448.50           0.03
CKAG COLONIA KONZ STAMM                          Finance                2,431.90           0.56
CKAG COLONIA KONZ VORZUG                         Finance                2,431.90           0.08

                                                                    INDEX MARKET
                                                                   CAPITALIZATION     WEIGHT IN
                                                                    (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                             INDUSTRY SECTOR            US$)             (%)
----------------------------------------  ----------------------  ----------------  -------------
CONTINENTAL GUMMI-WERKE                     Capital Equipment           1,546.73           0.41
BILFINGER + BERGER                          Capital Equipment           1,427.56           0.38
PWA PAPIERWERKE WALDHOF                         Materials               1,024.82           0.27
DOUGLAS HOLDING                                  Services                 996.25           0.26
DYCKERHOFF STAMM                                Materials                 823.91           0.14
DYCKERHOFF VORZUG                               Materials                 823.91           0.08
AGIV AG IND & VERKEHR                         Multi-Industry              760.83           0.20
BRAU & BRUNNEN                                Consumer Goods              654.73           0.17
FAG KUGELFISCHER STAMM                      Capital Equipment             650.39           0.13
FAG KUGELFISCHER VORZUG                     Capital Equipment             650.39           0.04
HERLITZ STAMM                                    Services                 553.95           0.08
HERLITZ VORZUG                                   Services                 553.95           0.07
IWKA                                        Capital Equipment             421.55           0.11
STRABAG STAMM                               Capital Equipment             401.57           0.10
STRABAG VORZUG                              Capital Equipment             401.57           0.01
KLOECKNER-HUMBOLDT-DEUT                     Capital Equipment             390.73           0.10
RHEINMETALL STAMM                           Capital Equipment             384.71           0.07
RHEINMETALL VORZUG                          Capital Equipment             384.71           0.03
ESCADA STAMM                                  Consumer Goods              304.57           0.04
ESCADA VORZUG                                 Consumer Goods              304.57           0.04
SALAMANDER                                    Consumer Goods              303.24           0.08
BREMER VULKAN VERBUND                       Capital Equipment             297.16           0.08
LINOTYPE-HELL                               Capital Equipment             273.41           0.07
HOLSTEN-BRAUEREI                              Consumer Goods              249.15           0.07
DIDIER-WERKE                                Capital Equipment             209.91           0.06
DLW                                             Materials                 200.91           0.05

                                                                    APPENDIX A-7

                  MSCI HONG KONG INDEX AS OF JANUARY 31, 1996

                                                                               INDEX MARKET
                                                                              CAPITALIZATION     WEIGHT IN
                                                                               (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                                        INDUSTRY SECTOR            US$)             (%)
---------------------------------------------------  ----------------------  ----------------  -------------
HUTCHISON WHAMPOA                                        Multi-Industry           23,492.05          12.78
SUN HUNG KAI PROPERTIES                                     Finance               22,714.85          12.36
HONGKONG TELECOM                                            Services              21,203.56          11.54
HANG SENG BANK                                              Finance               18,673.01          10.16
CHEUNG KONG                                                 Finance               16,342.41           8.89
SWIRE PACIFIC A                                          Multi-Industry           13,840.04           7.53
CHINA LIGHT & POWER CO                                       Energy                9,654.63           5.25
WHARF HOLDINGS                                              Finance                8,557.20           4.66
NEW WORLD DEVELOPMENT                                       Finance                8,474.30           4.61
CATHAY PACIFIC AIRWAYS                                      Services               5,316.31           2.89
HONGKONG CHINA GAS                                           Energy                4,472.33           2.43
BANK EAST ASIA                                              Finance                3,836.36           2.09
HYSAN DEVELOPMENT                                           Finance                3,088.31           1.68
HOPEWELL HOLDINGS                                           Finance                2,940.58           1.60
HANG LUNG DEVELOPMENT CO                                    Finance                2,650.16           1.44
SHANGRI-LA ASIA                                             Services               2,012.52           1.09
HONGKONG SHANGHAI HOTEL                                     Services               1,737.23           0.95
CHINESE ESTATES HOLDINGS                                    Finance                1,510.59           0.82
TELEVISION BROADCASTS                                       Services               1,510.10           0.82
MIRAMAR HOTEL & INVEST.                                     Finance                1,254.20           0.68
SHUN TAK HOLDINGS                                           Services               1,097.96           0.60
PEREGRINE INVESTMENTS                                       Finance                1,071.89           0.58
SOUTH CHINA MORNING POST                                    Services               1,057.29           0.58
WING LUNG BANK                                              Finance                1,038.53           0.57
JOHNSON ELECTRIC HLDGS                                 Capital Equipment             818.41           0.45
REGAL HOTELS INT'L                                          Services                 816.27           0.44
DICKSON CONCEPTS INT'L                                      Services                 716.19           0.39
GIORDANO INTERNATIONAL                                      Services                 680.75           0.37
ORIENTAL PRESS GROUP                                        Services                 634.31           0.35
HONGKONG AIRCRAFT HAECO                                Capital Equipment             577.23           0.31
TAI CHEUNG HOLDINGS                                         Finance                  551.08           0.30
KUMAGAI GUMI (HK)                                      Capital Equipment             328.06           0.18
LAI SUN GARMENT INT'L                                    Consumer Goods              274.85           0.15
WINSOR INDUSTRIAL CORP                                   Consumer Goods              253.57           0.14
STELUX HOLDINGS INT'L                                    Multi-Industry              225.19           0.12
ELEC & ELTEK INT'L HLDGS                               Capital Equipment             196.56           0.11
PLAYMATES TOYS HOLDINGS                                  Consumer Goods              115.44           0.06
APPLIED INT'L HOLDINGS                                 Capital Equipment              68.22           0.04

                                                                    APPENDIX A-8

                    MSCI ITALY INDEX AS OF JANUARY 31, 1996

                                                                   INDEX MARKET
                                                                  CAPITALIZATION     WEIGHT IN
                                                                   (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                            INDUSTRY SECTOR            US$)             (%)
---------------------------------------  ----------------------  ----------------  -------------
ASSICURAZIONI GENERALI                          Finance               20,059.23          16.31
FIAT ORD                                     Consumer Goods           14,176.41           8.94
FIAT PRIV                                    Consumer Goods           14,176.41           1.49
FIAT RNC                                     Consumer Goods           14,176.41           1.10
TELECOM ITALIA MOB. ORD                         Services              13,710.14           9.72
TELECOM ITALIA MOB. RNC                         Services              13,710.14           1.43
TELECOM ITALIA ORD                              Services              13,293.59           9.07
TELECOM ITALIA RNC                              Services              13,293.59           1.74
INA                                             Finance                5,716.44           4.65
SAN PAOLO DI TORINO ORD                         Finance                5,016.48           4.08
RAS ORD                                         Finance                4,310.65           2.95
RAS RNC                                         Finance                4,310.65           0.55
IMI ISTITUTO MOBILIARE                          Finance                4,088.96           3.33
BANCA COMMERCIALE ORD                           Finance                4,068.05           3.31
MONTEDISON ORD                               Multi-Industry            3,735.08           2.73
MONTEDISON RNC                               Multi-Industry            3,735.08           0.30
MEDIOBANCA                                      Finance                3,329.91           2.71
EDISON ORD                                       Energy                3,147.98           2.56
CREDITO ITALIANO ORD                            Finance                2,774.60           2.26
OLIVETTI ORD                               Capital Equipment           2,262.27           1.84
ITALGAS                                          Energy                2,183.02           1.78
PIRELLI SPA ORD                            Capital Equipment           2,073.81           1.61
PIRELLI SPA RNC                            Capital Equipment           2,073.81           0.07
BENETTON                                     Consumer Goods            2,040.33           1.66
BANCO AMBROSIANO VEN ORD                        Finance                1,791.86           1.19
BANCO AMBROSIANO VEN RNC                        Finance                1,791.86           0.27
SAI ORD                                         Finance                1,600.12           1.09
SAI RNC                                         Finance                1,600.12           0.21
ITALCEMENTI ORD                                Materials               1,359.24           0.88
ITALCEMENTI RNC                                Materials               1,359.24           0.22
SIRTI                                      Capital Equipment           1,320.41           1.07
RINASCENTE ORD                                  Services               1,255.48           0.82
RINASCENTE RNC                                  Services               1,255.48           0.12
RINASCENTE PRIV                                 Services               1,255.48           0.08
PARMALAT FINANZIARIA                         Consumer Goods            1,096.85           0.89
MONDADORI ORD                                   Services               1,059.60           0.86
SAIPEM ORD                                 Capital Equipment             997.74           0.81
BANCA POPOLARE MILANO                           Finance                  910.52           0.74
FIDIS FIN. DI SVILUPPO                       Multi-Industry              843.16           0.69
SNIA BPD ORD                                 Multi-Industry              653.51           0.49
SNIA BPD RNC                                 Multi-Industry              653.51           0.04
MAGNETI MARELLI ORD                        Capital Equipment             642.07           0.52
CARTIERE BURGO ORD                             Materials                 639.35           0.52
SASIB ORD                                  Capital Equipment             503.75           0.29
SASIB RNC                                  Capital Equipment             503.75           0.12

                                                                   INDEX MARKET
                                                                  CAPITALIZATION     WEIGHT IN
                                                                   (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                            INDUSTRY SECTOR            US$)             (%)
---------------------------------------  ----------------------  ----------------  -------------
LANE G.MARZOTTO ORD                          Consumer Goods              456.12           0.29
LANE G.MARZOTTO RISP                         Consumer Goods              456.12           0.08
IMPREGILO ORD                              Capital Equipment             424.06           0.34
PREVIDENTE (LA)                                 Finance                  374.63           0.30
DANIELI ORD                                Capital Equipment             351.23           0.19
DANIELI RNC                                Capital Equipment             351.23           0.09
CEMENTIR                                       Materials                 205.09           0.17
FALCK ORD                                      Materials                 200.03           0.16
FRANCO TOSI                                  Multi-Industry              165.69           0.13
SAFFA A ORD                                    Materials                 131.00           0.11

                                                                    APPENDIX A-9

                    MSCI JAPAN INDEX AS OF JANUARY 31, 1996

                                                                     INDEX MARKET
                                                                    CAPITALIZATION
                                                                     (MILLIONS OF    WEIGHT IN MSCI
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)           INDEX (%)
-----------------------------------------  ----------------------  ----------------  ---------------
TOYOTA MOTOR CORP                              Consumer Goods           80,472.42            3.79
FUJI BANK                                         Finance               65,850.97            3.10
INDUSTRIAL BANK OF JAPAN                          Finance               65,321.44            3.08
SUMITOMO BANK                                     Finance               60,227.07            2.84
DAI-ICHI KANGYO BANK                              Finance               58,669.16            2.76
NOMURA SECURITIES CO                              Finance               42,595.58            2.01
SAKURA BANK                                       Finance               39,953.55            1.88
MATSUSHITA ELECT IND'L                         Consumer Goods           34,916.79            1.64
TOKYO ELECTRIC POWER CO                            Energy               34,417.97            1.62
HITACHI                                      Capital Equipment          33,655.63            1.58
BANK TOKYO                                        Finance               33,012.17            1.55
ASAHI BANK                                        Finance               27,798.51            1.31
TOKAI BANK                                        Finance               27,707.17            1.30
MITSUBISHI HEAVY IND                         Capital Equipment          26,759.08            1.26
SEVEN-ELEVEN JAPAN CO                             Services              26,167.99            1.23
NIPPON STEEL CORP                                Materials              23,714.95            1.12
ITO-YOKADO CO                                     Services              23,642.57            1.11
KANSAI ELECTRIC POWER CO                           Energy               22,975.07            1.08
SONY CORP                                      Consumer Goods           22,909.71            1.08
HONDA MOTOR CO                                 Consumer Goods           21,321.43            1.00
MITSUBISHI TRUST                                  Finance               20,220.00            0.95
DAIWA SECURITIES CO                               Finance               20,118.76            0.95
NISSAN MOTOR CO                                Consumer Goods           19,859.25            0.93
FUJITSU                                      Capital Equipment          19,804.49            0.93
TOKIO MARINE & FIRE                               Finance               19,409.16            0.91
MITSUBISHI CORP                                   Services              19,346.48            0.91
NEC CORP                                     Capital Equipment          18,799.73            0.89
SHARP CORP                                     Consumer Goods           17,210.79            0.81
NIPPONDENSO CO                               Capital Equipment          16,832.02            0.79
CANON INC                                    Capital Equipment          15,799.55            0.74
MITSUBISHI ESTATE CO                              Finance               15,797.04            0.74
MITSUBISHI ELECTRIC CORP                     Capital Equipment          15,562.78            0.73
FUJI PHOTO FILM CO                             Consumer Goods           14,536.48            0.68
TAKEDA CHEMICAL IND                            Consumer Goods           13,842.43            0.65
ASAHI GLASS CO                                   Materials              13,520.37            0.64
MITSUI & CO                                       Services              13,494.89            0.64
KYOCERA CORP                                 Capital Equipment          13,271.83            0.62
MITSUI TRUST & BANK CO                            Finance               13,001.20            0.61
DAI NIPPON PRINTING CO                            Services              12,838.79            0.60
KIRIN BREWERY CO                               Consumer Goods           12,797.32            0.60
BRIDGESTONE CORP                             Capital Equipment          12,248.09            0.58
TOHOKU ELECTRIC POWER CO                           Energy               12,041.14            0.57
KINKI NIPPON RAILWAY CO                           Services              11,916.21            0.56
JAPAN AIRLINES CO                                 Services              11,880.14            0.56
KAWASAKI STEEL CORP                              Materials              11,526.35            0.54
SANYO ELECTRIC CO                              Consumer Goods           11,496.07            0.54
MITSUBISHI CHEMICAL CORP                         Materials              11,270.52            0.53

                                                                     INDEX MARKET
                                                                    CAPITALIZATION
                                                                     (MILLIONS OF    WEIGHT IN MSCI
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)           INDEX (%)
-----------------------------------------  ----------------------  ----------------  ---------------
SUMITOMO CORP                                     Services              11,050.82            0.52
SANKYO CO                                      Consumer Goods           10,606.88            0.50
ASAHI CHEMICAL IND CO                            Materials              10,484.14            0.49
FANUC                                        Capital Equipment          10,453.83            0.49
SUMITOMO METAL IND                               Materials              10,267.46            0.48
KAJIMA CORP                                  Capital Equipment          10,160.24            0.48
NKK CORP                                         Materials              10,051.84            0.47
NIPPON EXPRESS CO                                 Services              10,048.16            0.47
TOKYO GAS CO                                       Energy                9,961.04            0.47
SHIZUOKA BANK                                     Finance                9,783.30            0.46
MITSUI FUDOSAN CO                                 Finance                9,650.19            0.45
ITOCHU CORP                                       Services               9,518.77            0.45
TOPPAN PRINTING CO                                Services               9,352.97            0.44
YAMAICHI SECURITIES CO                            Finance                9,326.51            0.44
TORAY INDUSTRIES                                 Materials               9,123.42            0.43
OSAKA GAS CO                                       Energy                9,032.95            0.43
KUBOTA CORP                                  Capital Equipment           8,952.49            0.42
KOBE STEEL                                       Materials               8,884.36            0.42
SUMITOMO ELECTRIC IND                        Capital Equipment           8,843.63            0.42
SEKISUI HOUSE                                Capital Equipment           8,809.91            0.41
BANK YOKOHAMA                                     Finance                8,715.86            0.41
DAIEI                                             Services               8,477.71            0.40
KOMATSU                                      Capital Equipment           8,469.69            0.40
SHIMIZU CORP                                 Capital Equipment           8,333.45            0.39
MURATA MANUFACTURING CO                      Capital Equipment           8,283.31            0.39
JUSCO CO                                          Services               7,936.97            0.37
MARUBENI CORP                                     Services               7,891.55            0.37
SUMITOMO CHEMICAL CO                             Materials               7,887.32            0.37
DAIWA HOUSE IND CO                           Capital Equipment           7,654.67            0.36
AJINOMOTO CO                                   Consumer Goods            7,586.75            0.36
KAO CORP                                       Consumer Goods            7,583.76            0.36
TOKYU CORP                                        Services               7,447.89            0.35
SEKISUI CHEMICAL CO                              Materials               7,433.72            0.35
SECOM CO                                          Services               7,432.22            0.35
NIPPON OIL CO                                      Energy                7,235.81            0.34
TOSTEM CORP                                      Materials               7,201.62            0.34
MARUI CO                                          Services               7,200.20            0.34
YAMANOUCHI PHARM.                              Consumer Goods            7,076.73            0.33
RICOH CO                                     Capital Equipment           6,949.77            0.33
TAISEI CORP                                  Capital Equipment           6,905.11            0.33
NEW OJI PAPER CO                                 Materials               6,789.21            0.32
NIPPON PAPER IND CO                              Materials               6,742.39            0.32
TAISHO PHARMACEUTICAL CO                       Consumer Goods            6,635.67            0.31
CHIBA BANK                                        Finance                6,591.76            0.31
NIPPON YUSEN K.K                                  Services               6,578.35            0.31
SHIN-ETSU CHEMICAL CO                            Materials               6,559.32            0.31
YASUDA TRUST & BANK CO                            Finance                6,397.91            0.30
TOYO SEIKAN KAISHA                               Materials               6,396.02            0.30
JOYO BANK                                         Finance                6,362.70            0.30
ROHM CO                                      Capital Equipment           6,227.70            0.29

                                                                     INDEX MARKET
                                                                    CAPITALIZATION
                                                                     (MILLIONS OF    WEIGHT IN MSCI
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)           INDEX (%)
-----------------------------------------  ----------------------  ----------------  ---------------
MITSUBISHI MATERIALS                             Materials               6,099.21            0.29
OBAYASHI CORP                                Capital Equipment           6,049.64            0.28
OMRON CORP                                   Capital Equipment           5,785.49            0.27
SUMITOMO MARINE & FIRE                            Finance                5,624.91            0.26
TOKYO ELECTRON                               Capital Equipment           5,544.93            0.26
MITSUI MARINE & FIRE                              Finance                5,353.17            0.25
TOYODA AUTOMATIC LOOM                        Capital Equipment           5,276.77            0.25
GUNMA BANK                                        Finance                5,266.28            0.25
SUMITOMO METAL MINING CO                         Materials               5,257.03            0.25
SEGA ENTREPRISES                               Consumer Goods            5,195.66            0.24
TOBU RAILWAY CO                                   Services               5,180.22            0.24
TEIJIN                                           Materials               5,122.28            0.24
ASAHI BREWERIES                                Consumer Goods            4,886.73            0.23
HANKYU CORP                                       Services               4,808.94            0.23
ODAKYU ELECTRIC RAILWAY                           Services               4,782.22            0.23
TOTO                                             Materials               4,676.16            0.22
EISAI CO                                       Consumer Goods            4,643.16            0.22
TAKASHIMAYA CO                                    Services               4,361.74            0.21
SHISEIDO CO                                    Consumer Goods            4,342.23            0.20
MITSUKOSHI                                        Services               4,301.10            0.20
YAMATO TRANSPORT CO                               Services               4,190.87            0.20
KINDEN CORP                                  Capital Equipment           4,183.39            0.20
KYOWA HAKKO KOGYO CO                           Consumer Goods            4,149.70            0.20
EBARA CORP                                   Capital Equipment           4,138.59            0.19
NSK                                          Capital Equipment           4,104.02            0.19
NAGOYA RAILROAD CO                                Services               4,036.73            0.19
HOKURIKU BANK                                     Finance                4,010.81            0.19
YAMAZAKI BAKING CO                             Consumer Goods            3,976.47            0.19
DAIICHI PHARMACEUTICAL                         Consumer Goods            3,942.53            0.19
MITSUBISHI OIL CO                                  Energy                3,874.39            0.18
HOYA CORP                                      Consumer Goods            3,801.47            0.18
DAINIPPON INK                                    Materials               3,774.70            0.18
ASHIKAGA BANK                                     Finance                3,735.10            0.18
NICHII CO                                         Services               3,689.47            0.17
NIPPON FIRE & MARINE                              Finance                3,666.12            0.17
PIONEER ELECTRONIC CORP                        Consumer Goods            3,661.48            0.17
MITSUI OSK LINES                                  Services               3,644.39            0.17
ADVANTEST CORP                               Capital Equipment           3,643.81            0.17
NGK INSULATORS                               Capital Equipment           3,590.73            0.17
YAMAHA CORP                                    Consumer Goods            3,485.33            0.16
SEVENTY-SEVEN BANK                                Finance                3,482.24            0.16
JAPAN ENERGY CORP                                  Energy                3,468.57            0.16
NIPPON MEAT PACKERS                            Consumer Goods            3,387.53            0.16
MINEBEA CO                                   Capital Equipment           3,379.14            0.16
YAMAGUCHI BANK                                    Finance                3,367.16            0.16
NICHIDO FIRE & MARINE                             Finance                3,365.95            0.16
SHOWA DENKO K.K                                  Materials               3,349.60            0.16
CHICHIBU ONODA CEMENT                            Materials               3,319.15            0.16
KURARAY CO                                       Materials               3,289.73            0.15
UBE INDUSTRIES                                   Materials               3,275.72            0.15

                                                                     INDEX MARKET
                                                                    CAPITALIZATION
                                                                     (MILLIONS OF    WEIGHT IN MSCI
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)           INDEX (%)
-----------------------------------------  ----------------------  ----------------  ---------------
NIPPON LIGHT METAL CO                            Materials               3,273.71            0.15
KOKUYO CO                                         Services               3,264.09            0.15
COSMO OIL CO                                       Energy                3,231.94            0.15
FURUKAWA ELECTRIC CO                         Capital Equipment           3,228.52            0.15
NISSIN FOOD PRODUCTS CO                        Consumer Goods            3,222.34            0.15
NISHIMATSU CONSTRUCTION                      Capital Equipment           3,204.03            0.15
MITSUI TOATSU CHEMICALS                          Materials               3,164.79            0.15
KURITA WATER INDUSTRIES                      Capital Equipment           3,127.85            0.15
NTN CORP                                     Capital Equipment           3,105.37            0.15
SAPPORO BREWERIES                              Consumer Goods            3,103.49            0.15
NANKAI ELECTRIC RAILWAY                           Services               3,102.19            0.15
AMADA CO                                     Capital Equipment           3,092.03            0.15
BANYU PHARMACEUTICAL CO                        Consumer Goods            3,086.47            0.15
KEIHIN ELECTRIC EXPRESS                           Services               3,004.95            0.14
SHIONOGI & CO                                  Consumer Goods            2,998.52            0.14
CREDIT SAISON CO                                  Finance                2,994.02            0.14
TOKYO DOME CORP                                   Services               2,991.20            0.14
ISETAN CO                                         Services               2,905.93            0.14
TBS TOKYO BROADCASTING                            Services               2,878.34            0.14
SUMITOMO FORESTRY CO                             Materials               2,854.03            0.13
SEIYU                                             Services               2,846.90            0.13
MITSUBISHI WAREHOUSE                              Services               2,801.22            0.13
TOHO CO                                           Services               2,772.22            0.13
KUMAGAI GUMI CO                              Capital Equipment           2,744.17            0.13
CASIO COMPUTER CO                              Consumer Goods            2,737.00            0.13
ORIX CORP                                         Finance                2,730.35            0.13
TOSOH CORP                                       Materials               2,691.10            0.13
OLYMPUS OPTICAL CO                             Consumer Goods            2,669.09            0.13
SHIMANO                                        Consumer Goods            2,653.49            0.12
MAKITA CORP                                  Capital Equipment           2,635.34            0.12
HANKYU DEPARTMENT STORES                          Services               2,627.04            0.12
TAKARA SHUZO CO                                Consumer Goods            2,626.79            0.12
KONICA CORP                                    Consumer Goods            2,599.24            0.12
CITIZEN WATCH CO                               Consumer Goods            2,580.71            0.12
PENTA-OCEAN CONSTRUCTION                     Capital Equipment           2,573.53            0.12
FUJITA KANKO                                      Services               2,569.02            0.12
DAIKIN INDUSTRIES                            Capital Equipment           2,566.20            0.12
NGK SPARK PLUG CO                            Capital Equipment           2,558.15            0.12
KAMIGUMI CO                                       Services               2,554.57            0.12
TOYOBO CO                                      Consumer Goods            2,539.99            0.12
SEINO TRANSPORTATION CO                           Services               2,526.39            0.12
YOKOGAWA ELECTRIC CORP                       Capital Equipment           2,449.60            0.12
ONWARD KASHIYAMA CO                            Consumer Goods            2,415.54            0.11
KANDENKO CO                                  Capital Equipment           2,373.94            0.11
CHUGAI PHARMACEUTICAL CO                       Consumer Goods            2,351.29            0.11
MEIJI SEIKA KAISHA                             Consumer Goods            2,331.16            0.11
FUJITA CORP                                  Capital Equipment           2,330.62            0.11

                                                                               INDEX MARKET
                                                                              CAPITALIZATION     WEIGHT IN
                                                                               (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                                        INDUSTRY SECTOR            US$)             (%)
---------------------------------------------------  ----------------------  ----------------  -------------
NIPPON SHINPAN CO                                           Finance                2,310.72           0.11
MITSUI ENGINEERING & SHIP.                             Capital Equipment           2,285.09           0.11
MITSUBISHI GAS CHEMICAL                                    Materials               2,280.22           0.11
SNOW BRAND MILK PRODUCTS                                 Consumer Goods            2,273.54           0.11
KANEKA CORP                                                Materials               2,271.69           0.11
OKUMURA CORP                                           Capital Equipment           2,270.43           0.11
INAX CORP                                                  Materials               2,267.27           0.11
HONSHU PAPER CO                                            Materials               2,249.69           0.11
ARABIAN OIL CO                                               Energy                2,231.54           0.11
FUJIKURA                                               Capital Equipment           2,230.75           0.11
NIHON CEMENT CO                                            Materials               2,221.03           0.10
SUMITOMO HEAVY IND                                     Capital Equipment           2,219.00           0.10
NISSHINBO INDUSTRIES                                     Consumer Goods            2,211.47           0.10
NITTO DENKO CORP                                           Materials               2,196.83           0.10
SUMITOMO OSAKA CEMENT CO                                   Materials               2,193.70           0.10
MORI SEIKI CO                                          Capital Equipment           2,182.48           0.10
HIROSE ELECTRIC CO                                     Capital Equipment           2,144.50           0.10
AOYAMA TRADING CO                                           Services               2,143.49           0.10
DAIDO STEEL CO                                             Materials               2,137.43           0.10
CHIYODA CORP                                           Capital Equipment           2,136.39           0.10
DAIMARU                                                     Services               2,127.83           0.10
NIPPON SHOKUBAI CO                                         Materials               2,099.28           0.10
DAICEL CHEMICAL IND                                        Materials               2,098.61           0.10
MITSUI MINING & SMELTING                                   Materials               2,097.34           0.10
NIPPON SHEET GLASS CO                                      Materials               2,096.30           0.10
KOMORI CORP                                            Capital Equipment           2,088.84           0.10
NICHIREI CORP                                            Consumer Goods            2,061.35           0.10
KAWASAKI KISEN KAISHA                                       Services               2,053.62           0.10
MITSUBISHI PAPER MILLS                                     Materials               2,046.49           0.10
JGC CORP                                               Capital Equipment           2,045.78           0.10
HIGO BANK                                                   Finance                2,042.02           0.10
ORIENT CORP                                                 Finance                1,982.87           0.09
ALPS ELECTRIC CO                                       Capital Equipment           1,977.08           0.09
MOCHIDA PHARMACEUTICAL                                   Consumer Goods            1,961.06           0.09
HOUSE FOODS (HOUSE FD IND)                               Consumer Goods            1,939.69           0.09
SANWA SHUTTER CORP                                         Materials               1,893.43           0.09
KOYO SEIKO CO                                          Capital Equipment           1,871.43           0.09
MAEDA ROAD CONSTRUCTION                                Capital Equipment           1,854.13           0.09
CSK CORP                                                    Services               1,853.54           0.09
DENKI KAGAKU KOGYO K.K                                     Materials               1,831.77           0.09
MEIJI MILK PRODUCTS CO                                   Consumer Goods            1,803.50           0.08
AOKI CORP                                              Capital Equipment           1,799.78           0.08
DAISHOWA PAPER MFG CO                                      Materials               1,796.70           0.08
SKYLARK CO                                                  Services               1,763.15           0.08
SAGAMI RAILWAY CO                                           Services               1,741.84           0.08
TANABE SEIYAKU CO                                        Consumer Goods            1,731.04           0.08
LION CORP                                                Consumer Goods            1,719.34           0.08
ITOHAM FOODS                                             Consumer Goods            1,709.52           0.08
KISSEI PHARMACEUTICAL CO                                 Consumer Goods            1,708.72           0.08
HASEKO CORP                                            Capital Equipment           1,682.40           0.08

                                                                               INDEX MARKET
                                                                              CAPITALIZATION     WEIGHT IN
                                                                               (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                                        INDUSTRY SECTOR            US$)             (%)
---------------------------------------------------  ----------------------  ----------------  -------------
TEIKOKU OIL CO                                               Energy                1,668.19           0.08
TOKYO STYLE CO                                           Consumer Goods            1,645.32           0.08
DAITO TRUST CONSTRUCTION                               Capital Equipment           1,621.52           0.08
DAIWA KOSHO LEASE CO                                        Finance                1,611.65           0.08
SHIMACHU CO                                                 Services               1,599.42           0.08
KIKKOMAN CORP                                            Consumer Goods            1,567.80           0.07
DAIFUKU CO                                             Capital Equipment           1,562.88           0.07
TAKARA STANDARD CO                                       Consumer Goods            1,511.52           0.07
JACCS CO                                                    Finance                1,498.71           0.07
SANKYO ALUMINIUM IND CO                                    Materials               1,490.24           0.07
UNI-CHARM CORP                                           Consumer Goods            1,489.88           0.07
BROTHER INDUSTRIES                                       Consumer Goods            1,475.36           0.07
DAINIPPON SCREEN MFG CO                                Capital Equipment           1,417.09           0.07
Q. P. CORP                                               Consumer Goods            1,415.41           0.07
NORITAKE CO                                              Consumer Goods            1,407.36           0.07
NAGASE & CO                                                Materials               1,392.26           0.07
TOA CORP                                               Capital Equipment           1,388.70           0.07
KANSAI PAINT CO                                            Materials               1,381.08           0.07
UNITIKA                                                    Materials               1,380.07           0.06
NIPPON SHARYO                                          Capital Equipment           1,345.12           0.06
IWATANI INTERNATIONAL                                        Energy                1,344.81           0.06
OKUMA CORP                                             Capital Equipment           1,334.08           0.06
HAZAMA CORP                                            Capital Equipment           1,324.37           0.06
GUNZE                                                    Consumer Goods            1,312.00           0.06
KANEBO                                                   Consumer Goods            1,299.90           0.06
AMANO CORP                                             Capital Equipment           1,299.59           0.06
DAIKYO                                                      Finance                1,277.43           0.06
NOF CORP                                                   Materials               1,265.89           0.06
TOYO EXTERIOR CO                                           Materials               1,254.32           0.06
NIPPON SUISAN KAISHA                                     Consumer Goods            1,239.82           0.06
TOKYOTOKEIBA CO                                             Services               1,210.70           0.06
KATOKICHI CO                                             Consumer Goods            1,193.36           0.06
EZAKI GLICO CO                                           Consumer Goods            1,188.29           0.06
NIPPON COMSYS CORP                                     Capital Equipment           1,184.40           0.06
JAPAN STEEL WORKS                                      Capital Equipment           1,174.34           0.06
TAKUMA CO                                              Capital Equipment           1,152.44           0.05
NIIGATA ENGINEERING CO                                 Capital Equipment           1,149.55           0.05
KYUDENKO CORP                                          Capital Equipment           1,144.87           0.05
TOYO ENGINEERING CORP                                  Capital Equipment           1,133.87           0.05
TSUBAKIMOTO CHAIN CO                                   Capital Equipment           1,129.99           0.05
KUREHA CHEMICAL IND CO                                     Materials               1,129.61           0.05
KURABO INDUSTRIES                                        Consumer Goods            1,128.54           0.05
TOKYO TATEMONO CO                                           Finance                1,116.01           0.05
HOKKAIDO BANK                                               Finance                1,109.95           0.05
MITSUI-SOKO CO                                              Services               1,101.86           0.05
RENOWN                                                   Consumer Goods            1,089.95           0.05
MISAWA HOMES CO                                        Capital Equipment           1,088.09           0.05
ISHIHARA SANGYO KAISHA                                     Materials               1,082.65           0.05
TAIYO YUDEN CO                                         Capital Equipment           1,076.04           0.05
OKAMOTO INDUSTRIES                                       Multi-Industry            1,020.59           0.05

                                                                               INDEX MARKET
                                                                              CAPITALIZATION     WEIGHT IN
                                                                               (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                                        INDUSTRY SECTOR            US$)             (%)
---------------------------------------------------  ----------------------  ----------------  -------------
MARUHA CORP                                              Consumer Goods            1,001.73           0.05
MARUDAI FOOD CO                                          Consumer Goods              988.11           0.05
UNIDEN CORP                                            Capital Equipment             977.13           0.05
SHOCHIKU CO                                                 Services                 949.66           0.04
SANDEN CORP                                            Capital Equipment             942.27           0.04
SEIKO CORP                                               Consumer Goods              869.18           0.04
KONAMI CO                                                   Services                 848.41           0.04
MAKINO MILLING MACHINE                                 Capital Equipment             846.01           0.04
SANRIO CO                                                   Services                 844.85           0.04
MITSUBISHI STEEL MFG                                       Materials                 824.28           0.04
SETTSU CORP                                                Materials                 792.63           0.04
KAKEN PHARMACEUTICAL CO                                  Consumer Goods              789.93           0.04
AIDA ENGINEERING                                       Capital Equipment             789.69           0.04
JAPAN METALS & CHEMICALS                                   Materials                 782.30           0.04
NIPPON BEET SUGAR MFG CO                                 Consumer Goods              774.06           0.04
TOYO KANETSU K.K                                       Capital Equipment             724.84           0.03
ASICS CORP                                               Consumer Goods              678.42           0.03
GAKKEN CO                                                   Services                 635.05           0.03
ASAHI OPTICAL CO                                         Consumer Goods              605.37           0.03
SHOKUSAN JUTAKU SOGO CO                                Capital Equipment             513.50           0.02
JEOL                                                   Capital Equipment             512.75           0.02
TSUGAMI CORP                                           Capital Equipment             504.25           0.02
NIPPON DENKO CO                                            Materials                 455.89           0.02

                                                                   APPENDIX A-10

                   MSCI MALAYSIA INDEX AS OF JANUARY 31, 1996

                                                                   INDEX MARKET
                                                                  CAPITALIZATION      WEIGHT
                                                                   (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                            INDUSTRY SECTOR            US$)             (%)
---------------------------------------  ----------------------  ----------------  -------------
TELEKOM MALAYSIA                                Services              16,569.32          13.85
TENAGA NASIONAL                                  Energy               11,410.18           9.54
MALAYAN BANKING                                 Finance               10,209.23           8.54
RESORTS WORLD                                   Services               5,799.96           4.85
SIME DARBY                                   Multi-Industry            5,653.41           4.73
UNITED ENGINEERS (MAL)                     Capital Equipment           3,564.43           2.98
MALAYSIA INT'L SHIPPING                         Services               2,675.57           2.24
ROTHMANS PALL MALL (MAL)                     Consumer Goods            2,353.21           1.97
DCB HOLDINGS                                    Finance                2,304.40           1.93
YTL CORP                                   Capital Equipment           2,248.12           1.88
MALAYSIAN AIRLINE SYSTEM                        Services               2,228.34           1.86
AMMB HOLDINGS                                   Finance                2,209.33           1.85
TECHNOLOGY RESOURCES IND                        Services               2,074.41           1.73
MAGNUM CORP                                     Services               2,021.95           1.69
PROTON                                       Consumer Goods            1,910.94           1.60
PUBLIC BANK                                     Finance                1,839.14           1.54
EDARAN OTOMOBIL NASIONAL                     Consumer Goods            1,731.65           1.45
NESTLE (MALAYSIA)                            Consumer Goods            1,667.02           1.39
GOLDEN HOPE PLANTATIONS                        Materials               1,573.45           1.32
COMMERCE ASSET-HOLDING                          Finance                1,359.16           1.14
KUALA LUMPUR KEPONG                            Materials               1,345.68           1.13
HUME INDUSTRIES (MAL)                          Materials               1,171.06           0.98
MULTI-PURPOSE HOLDINGS                       Multi-Industry            1,161.75           0.97
MALAYSIAN RESOURCES CORP                        Finance                1,145.31           0.96
JAYA TIASA HOLDINGS                            Materials               1,119.93           0.94
MALAYAN UNITED IND                           Multi-Industry            1,073.89           0.90
RASHID HUSSAIN                                  Finance                1,057.23           0.88
LEADER UNIVERSAL HLDGS                     Capital Equipment           1,013.44           0.85
AMSTEEL CORP                                   Materials                 984.18           0.82
PERLIS PLANTATIONS                             Materials                 948.59           0.79
LAND & GENERAL                               Multi-Industry              921.25           0.77
HIGHLANDS & LOWLANDS                           Materials                 906.43           0.76
SHELL REFINING CO (FOM)                          Energy                  902.27           0.75
TA ENTERPRISE                                   Finance                  892.57           0.75
IOI CORP                                       Materials                 882.32           0.74
NEW STRAITS TIMES PRESS                         Services                 875.37           0.73
MBF CAPITAL                                     Finance                  864.50           0.72
PAN MALAYSIA CEMENT WRKS                       Materials                 860.76           0.72
TAN CHONG MOTOR HOLDINGS                     Consumer Goods              855.68           0.72

                                                                   INDEX MARKET
                                                                  CAPITALIZATION      WEIGHT
                                                                   (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                            INDUSTRY SECTOR            US$)             (%)
---------------------------------------  ----------------------  ----------------  -------------
HONG LEONG PROPERTIES                           Finance                  848.14           0.71
IDRIS HYDRAULIC (MAL)                           Finance                  835.51           0.70
MULPHA INTERNATIONAL                         Multi-Industry              807.28           0.67
UMW HOLDINGS                               Capital Equipment             790.19           0.66
TIME ENGINEERING                           Capital Equipment             768.09           0.64
ORIENTAL HOLDINGS                            Consumer Goods              732.66           0.61
HONG LEONG INDUSTRIES                        Multi-Industry              723.54           0.60
METROPLEX                                       Finance                  721.61           0.60
MALAYSIAN PACIFIC IND                      Capital Equipment             704.46           0.59
MALAYAN CEMENT                                 Materials                 703.98           0.59
EKRAN                                      Capital Equipment             693.03           0.58
SUNGEI WAY HOLDINGS                            Materials                 655.17           0.55
RJ REYNOLDS                                  Consumer Goods              618.03           0.52
MALAYSIA MINING CORP                           Materials                 610.73           0.51
LANDMARKS                                       Services                 598.63           0.50
BERJAYA GROUP                                Multi-Industry              592.82           0.50
GUINNESS ANCHOR                              Consumer Goods              589.99           0.49
MALAYSIAN OXYGEN                               Materials                 578.48           0.48
PROMET                                     Capital Equipment             562.91           0.47
KEDAH CEMENT HOLDINGS                          Materials                 540.48           0.45
KIAN JOO CAN FACTORY                           Materials                 524.13           0.44
KEMAYAN CORP                                   Materials                 478.70           0.40
BERJAYA LEISURE                                 Services                 433.73           0.36
IGB CORP                                        Finance                  395.51           0.33
GOLDEN PLUS HOLDINGS                           Materials                 389.55           0.33
MYCOM                                           Finance                  388.22           0.32
MALAYSIAN MOSAICS                               Services                 371.85           0.31
AOKAM PERDANA                                  Materials                 355.98           0.30
SELANGOR PROPERTIES                             Finance                  354.33           0.30
JOHAN HOLDINGS                             Capital Equipment             284.14           0.24
ANTAH HOLDINGS                                  Finance                  267.19           0.22
PALMCO HOLDINGS                                 Finance                  250.90           0.21
PILECON ENGINEERING                        Capital Equipment             233.43           0.20
MALAYAWATA STEEL                               Materials                 219.42           0.18
PETALING GARDEN                                 Finance                  213.76           0.18
ALUMINIUM COMPANY OF MAL                       Materials                 191.57           0.16
KELANAMAS INDUSTRIES                           Materials                 190.45           0.16

                                                                   APPENDIX A-11

                MSCI MEXICO (FREE) INDEX AS OF JANUARY 31, 1996

                                                                               INDEX MARKET
                                                                              CAPITALIZATION     WEIGHT IN
                                                                               (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                                        INDUSTRY SECTOR            US$)             (%)
---------------------------------------------------  ----------------------  ----------------  -------------
TELMEX TELEFONOS MEX L                                      Services              18,020.20          21.41
TELMEX TELEFONOS MEX A                                      Services              18,020.20           6.83
CEMEX A                                                    Materials               4,662.11           3.41
CEMEX B                                                    Materials               4,662.11           2.78
CEMEX CPO                                                  Materials               4,662.11           1.11
GRUPO TELEVISA CPO                                          Services               4,402.31           6.90
CIFRA B                                                     Services               4,133.51           4.89
CIFRA C                                                     Services               4,133.51           1.59
GRUPO MODELO C                                           Consumer Goods            3,805.49           5.96
KIMBERLY-CLARK MEXICO A                                  Consumer Goods            3,352.40           5.25
GRUPO MEXICO B                                             Materials               2,818.25           4.42
ALFA                                                     Multi-Industry            2,341.48           3.67
EMPRESAS MODERNA ACP                                     Consumer Goods            2,104.43           3.30
INDUSTRIAS PENOLES CP                                      Materials               1,782.77           2.79
GRUPO FIN BANACCI B                                         Finance                1,747.17           2.25
GRUPO FIN BANACCI L                                         Finance                1,747.17           0.49
FOMENTO ECONOMICO MEX.                                   Consumer Goods            1,520.57           2.38
APASCO                                                     Materials               1,446.74           2.27
GRUPO ICA                                              Capital Equipment           1,415.45           2.22
BIMBO ACP                                                Consumer Goods            1,400.00           2.19
LIVERPOOL (EL PUERTO) 1                                     Services               1,254.11           1.81
LIVERPOOL (EL PUERTO) C1                                    Services               1,254.11           0.16
DESC B                                                   Multi-Industry            1,104.22           1.73
VITRO                                                      Materials                 740.52           1.16
GRUPO FIN BANCOMER B                                        Finance                  707.68           1.11
CONTROL. COMERCIAL MEX B                                    Services                 678.43           1.06
MASECA B2                                                Consumer Goods              661.34           1.04
TAMSA                                                  Capital Equipment             553.26           0.87
TRANSPORTACION MARIT. L                                     Services                 523.89           0.82
GRUPO CONTINENTAL                                        Consumer Goods              488.47           0.77
GRUPO FIN SERFIN B                                          Finance                  425.26           0.40
GRUPO FIN SERFIN LCP                                        Finance                  425.26           0.27
GRUPO FIN PROBURSA B                                        Finance                  393.12           0.62
CYDSA                                                      Materials                 297.96           0.47
GRUPO SITUR B                                               Services                 290.44           0.46
GRUPO MEX DESARROLLO L                                 Capital Equipment             167.62           0.26
CONSORCIO G GRUPO DINA                                 Capital Equipment             157.46           0.25
GRUPO SIMEC B                                              Materials                 154.03           0.24
EMPAQUES PONDEROSA                                         Materials                 152.60           0.24
GRUPO HERDEZ A                                           Consumer Goods               97.32           0.08
GRUPO HERDEZ B                                           Consumer Goods               97.32           0.07

                                                                   APPENDIX A-12

                 MSCI NETHERLANDS INDEX AS OF JANUARY 31, 1996

                                                                     INDEX MARKET
                                                                    CAPITALIZATION     WEIGHT IN
                                                                     (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)             (%)
-----------------------------------------  ----------------------  ----------------  -------------
ROYAL DUTCH PETROLEUM
 CO                                                Energy               74,304.11          35.05
UNILEVER NV CERT                               Consumer Goods           23,076.45          10.88
ING GROEP (INT'LE) NEDER                          Finance               19,091.36           9.01
KON. PTT NEDERLAND                                Services              17,757.60           8.38
ABN AMRO HOLDING                                  Finance               13,792.75           6.51
PHILIPS ELECTRONICS                            Consumer Goods           13,752.29           6.49
ELSEVIER                                          Services               9,204.96           4.34
HEINEKEN NV                                    Consumer Goods            8,930.22           4.21
AKZO NOBEL                                       Materials               7,556.64           3.56
WOLTERS KLUWER                                    Services               6,578.45           3.10
AHOLD (KON.)                                      Services               5,107.39           2.41
KLM                                               Services               2,792.81           1.32
KONINKLIJKE KNP BT                               Materials               2,566.83           1.21
HOOGOVENS (KON.)                                 Materials               1,125.92           0.53
GETRONICS                                    Capital Equipment           1,117.71           0.53
OCE-VAN DER GRINTEN                          Capital Equipment           1,117.51           0.53
STAD ROTTERDAM                                    Finance                  916.86           0.43
IHC CALAND                                   Capital Equipment             847.20           0.40
STORK (VER MACHINE.)                         Capital Equipment             723.63           0.34
PAKHOED (KON.)                               Capital Equipment             708.20           0.33
HOLLANDSCHE BETON GROEP                      Capital Equipment             499.86           0.24
NEDLLOYD (KON.)                                   Services                 434.12           0.20

                                                                   APPENDIX A-13

               MSCI SINGAPORE (FREE) INDEX AS OF JANUARY 31, 1996

                                                                     INDEX MARKET
                                                                    CAPITALIZATION     WEIGHT IN
                                                                     (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                              INDUSTRY SECTOR            US$)             (%)
-----------------------------------------  ----------------------  ----------------  -------------
SINGAPORE AIRLINES FGN                            Services              13,464.34          15.37
OCBC BANK FGN                                     Finance               12,454.98          14.22
UNITED OVERSEAS BANK FGN                          Finance                9,825.44          11.22
DEVELOPMENT BK SING FGN                           Finance                9,561.03          10.92
SINGAPORE PRESS HLDG FGN                          Services               6,572.17           7.50
CITY DEVELOPMENTS                                 Finance                6,359.58           7.26
KEPPEL CORP                                  Capital Equipment           4,841.40           5.53
DBS LAND                                          Finance                3,623.03           4.14
FRASER & NEAVE                                 Consumer Goods            3,336.42           3.81
CYCLE & CARRIAGE                               Consumer Goods            2,664.62           3.04
STRAITS STEAMSHIP LAND                            Finance                2,117.10           2.42
UIC UNITED INDUSTRIAL                             Finance                1,466.58           1.67
UNITED OVERSEAS LAND                              Finance                1,092.15           1.25
AMCOL HOLDINGS                                 Consumer Goods              887.87           1.01
JURONG SHIPYARD                              Capital Equipment             854.09           0.98
NEPTUNE ORIENT LINES NOL                          Services                 844.59           0.96
PARKWAY HOLDINGS                                  Finance                  787.26           0.90
FIRST CAPITAL CORP                                Finance                  760.57           0.87
STRAITS TRADING                                  Materials                 749.14           0.86
HOTEL PROPERTIES                                  Services                 716.11           0.82
OVERSEAS UNION ENT.                               Services                 706.43           0.81
NATSTEEL                                         Materials                 661.68           0.76
INCHCAPE BERHAD                                Multi-Industry              574.44           0.66
SHANGRI-LA HOTEL                                  Services                 526.32           0.60
METRO HOLDINGS                                    Services                 437.02           0.50
HAW PAR BROTHERS INT'L                         Multi-Industry              403.24           0.46
LUM CHANG HOLDINGS                             Multi-Industry              312.80           0.36
HAI SUN HUP GROUP                                 Services                 308.19           0.35
ROBINSON AND CO                                   Services                 252.29           0.29
CHUAN HUP HOLDINGS                           Capital Equipment             203.80           0.23
PRIMA                                          Consumer Goods              145.32           0.17
LOW KENG HUAT(SINGAPORE)                     Capital Equipment              66.37           0.08

                                                                   APPENDIX A-14

                    MSCI SPAIN INDEX AS OF JANUARY 31, 1996

                                                                    INDEX MARKET
                                                                   CAPITALIZATION     WEIGHT IN
                                                                    (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                             INDUSTRY SECTOR            US$)             (%)
----------------------------------------  ----------------------  ----------------  -------------
ENDESA                                            Energy               14,311.09          15.05
TELEFONICA DE ESPANA                             Services              13,789.30          14.50
REPSOL                                            Energy               10,433.95          10.97
IBERDROLA                                         Energy                8,702.51           9.15
BANCO BILBAO VIZCAYA                             Finance                8,237.35           8.66
BANCO SANTANDER                                  Finance                7,682.54           8.08
GAS NATURAL SDG                                   Energy                5,402.53           5.68
ARGENTARIA CORP
 BANCARIA                                        Finance                5,265.87           5.54
BANCO CENTRAL HISPANO                            Finance                3,397.67           3.57
AUTOPISTAS CESA (ACESA)                          Services               2,278.03           2.40
UNION ELECTRICA FENOSA                            Energy                1,594.91           1.68
MAPFRE (CORPORACION)                             Finance                1,510.59           1.59
TABACALERA                                    Consumer Goods            1,431.99           1.51
AGUAS DE BARCELONA                               Services               1,323.22           1.39
FOMENTO CONST Y CONTR                       Capital Equipment           1,245.47           1.31
ACERINOX                                        Materials               1,187.68           1.25
ALBA (CORP FINANCIERA)                        Multi-Industry            1,013.41           1.07
ZARDOYA OTIS                                Capital Equipment             916.84           0.96
VALLEHERMOSO                                     Finance                  816.77           0.86
DRAGADOS Y CONSTRUCCION                     Capital Equipment             779.08           0.82
METROVACESA                                      Finance                  726.06           0.76
EBRO AGRICOLAS                                Consumer Goods              537.35           0.56
URALITA                                         Materials                 474.35           0.50
PORTLAND VALDERRIVAS                            Materials                 451.14           0.47
PROSEGUR                                         Services                 347.00           0.36
ENCE EMPR NAC CELULOSAS                         Materials                 319.17           0.34
VISCOFAN                                        Materials                 250.43           0.26
SARRIO                                          Materials                 231.80           0.24
URBIS (INMOBILIARIA)                             Finance                  181.48           0.19
AGUILA (EL)                                   Consumer Goods              134.90           0.14
ERCROS                                          Materials                 133.76           0.14

                                                                   APPENDIX A-15

                       MSCI SWEDEN AS OF JANUARY 31, 1996

                                                                    INDEX MARKET
                                                                   CAPITALIZATION     WEIGHT IN
                                                                    (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                             INDUSTRY SECTOR            US$)             (%)
----------------------------------------  ----------------------  ----------------  -------------
ASTRA A                                       Consumer Goods           24,954.23          19.58
ASTRA B                                       Consumer Goods           24,954.23           4.42
ERICSSON (LM) B                             Capital Equipment          19,217.84          18.48
VOLVO B                                       Consumer Goods            8,694.63           5.78
VOLVO A                                       Consumer Goods            8,694.63           2.58
ASEA A                                      Capital Equipment           8,660.46           6.10
ASEA B                                      Capital Equipment           8,660.46           2.22
SVENSKA HANDELSBK A                              Finance                4,282.32           3.76
SVENSKA HANDELSBK B                              Finance                4,282.32           0.36
SKAND.ENSKILDA BANKEN A                          Finance                3,944.28           3.79
SKANSKA B                                   Capital Equipment           3,896.87           3.75
STORA KOPPARBERG A                              Materials               3,447.59           2.70
STORA KOPPARBERG B                              Materials               3,447.59           0.62
AGA A                                           Materials               3,350.42           1.76
AGA B                                           Materials               3,350.42           1.47
ELECTROLUX B                                  Consumer Goods            3,088.53           2.97
SCA SV CELLULOSA B                              Materials               2,940.75           2.83
ATLAS COPCO A                               Capital Equipment           2,703.11           1.74
ATLAS COPCO B                               Capital Equipment           2,703.11           0.86
SKANDIA FORSAKRING                               Finance                2,585.56           2.49
HENNES & MAURITZ B                               Services               2,388.21           2.30
STADSHYPOTEK A                                   Finance                2,309.18           2.22
SKF B                                       Capital Equipment           2,092.53           1.13
SKF A                                       Capital Equipment           2,092.53           0.88
AUTOLIV                                     Capital Equipment           1,329.97           1.28
TRELLEBORG B                                  Multi-Industry            1,266.73           1.22
EUROC A                                         Materials               1,226.42           1.18
SECURITAS B                                      Services               1,044.84           1.00
ESSELTE A                                        Services                 556.90           0.30
ESSELTE B                                        Services                 556.90           0.24

                                                                   APPENDIX A-16

                 MSCI SWITZERLAND INDEX AS OF JANUARY 31, 1996

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
ROCHE HOLDING GENUSS                            Consumer Goods           72,760.15         17.53%
ROCHE HOLDING INHABER                           Consumer Goods           72,760.15           7.27
NESTLE                                          Consumer Goods           41,221.33          14.05
SANDOZ NAMEN                                    Consumer Goods           32,911.66          10.37
SANDOZ INHABER                                  Consumer Goods           32,911.66           0.84
SCHWEIZ BANKGESELL INH                             Finance               26,729.35           7.42
SCHWEIZ BANKGESELL NAMEN                           Finance               26,729.35           1.68
CIBA-GEIGY NAMEN                                  Materials              23,495.56           6.95
CIBA-GEIGY INHABER                                Materials              23,495.56           1.06
CS HOLDING                                         Finance               17,336.66           5.91
SCHWEIZ RUECKVERS                                  Finance               14,444.30           4.92
SCHWEIZ BANKVEREIN INH                             Finance               13,657.07           2.96
SCHWEIZ BANKVEREIN NAMEN                           Finance               13,657.07           1.70
ZUERICH VERSICHERUNG                               Finance               12,371.79           4.22
BBC BROWN BOVERI INH                          Capital Equipment          10,138.16           3.04
BBC BROWN BOVERI NAMEN                        Capital Equipment          10,138.16           0.41
HOLDERBANK INHABER                                Materials               4,897.61           1.18
HOLDERBANK NAMEN                                  Materials               4,897.61           0.49
ALUSUISSE-LONZA HLDG NAM                        Multi-Industry            4,762.32           1.09
ALUSUISSE-LONZA HLDG INH                        Multi-Industry            4,762.32           0.54
SMH PORTEUR                                     Consumer Goods            3,972.78           0.71
SMH NOM                                         Consumer Goods            3,972.78           0.65
SGS SURVEILLANCE PORT                              Services               3,351.12           0.75
SGS SURVEILLANCE NOM                               Services               3,351.12           0.39
SULZER NAMEN                                  Capital Equipment           2,152.35           0.50
SULZER PART                                   Capital Equipment           2,152.35           0.23
SWISSAIR NAMEN                                     Services               1,899.27           0.65
SCHINDLER NAMEN                               Capital Equipment           1,454.63           0.27
SCHINDLER PART                                Capital Equipment           1,454.63           0.22
ADIA PORTEUR                                       Services               1,174.14           0.40
MERKUR HOLDING NAMEN                               Services                 863.82           0.29
FISCHER (GEORG) INHABER                       Capital Equipment             783.46           0.22
FISCHER (GEORG) NAMEN                         Capital Equipment             783.46           0.04
FORBO HOLDING                                     Materials                 599.38           0.20
SIKA FINANZ INHABER                               Materials                 543.55           0.19
KUONI REISEN NAMEN B                               Services                 527.56           0.18
DANZAS HOLDING NAMEN                               Services                 504.56           0.14
DANZAS HOLDING PART                                Services                 504.56           0.03
MOEVENPICK INHABER                                 Services                 372.37           0.07
MOEVENPICK PART                                    Services                 372.37           0.05
JELMOLI HOLDING INHABER                            Services                 325.85           0.07
JELMOLI HOLDING NAMEN                              Services                 325.85           0.04
INTERDISCOUNT HLDG PORT                            Services                 192.88           0.07

                                                                   APPENDIX A-17

                         MSCI UK AS OF JANUARY 31, 1996

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
GLAXO WELLCOME                                  Consumer Goods           50,339.71           5.72
BRITISH PETROLEUM                                   Energy               44,384.77           5.04
HSBC HOLDINGS (HKD 10)                             Finance               43,855.31           3.34
HSBC HOLDINGS (GBP 0.75)                           Finance               43,855.31           1.64
BRITISH TELECOM                                    Services              33,585.90           3.81
SMITHKLINE BEECHAM A                            Consumer Goods           29,635.73           1.73
SMITHKLINE BEECHAM UNIT                         Consumer Goods           29,635.73           1.64
BAT INDUSTRIES                                  Multi-Industry           27,259.85           3.10
LLOYDS TSB GROUP                                   Finance               24,983.16           2.84
BTR                                             Multi-Industry           19,493.64           2.21
BARCLAYS                                           Finance               19,361.14           2.20
ZENECA GROUP                                    Consumer Goods           18,424.69           2.09
MARKS & SPENCER                                    Services              18,382.63           2.09
UNILEVER PLC                                    Consumer Goods           16,629.80           1.89
HANSON                                          Multi-Industry           15,869.08           1.80
BRITISH GAS                                         Energy               15,634.24           1.78
REUTERS HOLDINGS                                   Services              15,614.57           1.77
GENERAL ELECTRIC PLC                          Capital Equipment          15,055.18           1.71
RTZ CORP REG                                      Materials              14,786.56           1.68
CABLE & WIRELESS                                   Services              14,783.50           1.68
GRAND METROPOLITAN                              Consumer Goods           14,133.95           1.60
GUINNESS                                        Consumer Goods           13,910.21           1.58
PRUDENTIAL CORP                                    Finance               12,373.15           1.41
ABBEY NATIONAL                                     Finance               11,950.07           1.36
BRITISH SKY BROADCASTING                           Services              11,091.45           1.26
VODAFONE GROUP                                     Services              10,939.90           1.24
THORN EMI                                       Consumer Goods           10,918.86           1.24
SAINSBURY (J)                                      Services              10,773.91           1.22
GREAT UNIVERSAL STORES                             Services              10,493.69           1.19
BASS                                            Consumer Goods            9,944.81           1.13
TESCO                                              Services               9,303.37           1.06
IMPERIAL CHEMICAL ICI                             Materials               9,040.38           1.03
BOOTS CO                                           Services               8,930.96           1.01
REED INTERNATIONAL                                 Services               8,782.83           1.00
CADBURY SCHWEPPES                               Consumer Goods            8,119.94           0.92
BRITISH AIRWAYS                                    Services               7,737.43           0.88
NATIONAL POWER                                      Energy                7,439.00           0.84
ROYAL BANK OF SCOTLAND                             Finance                6,778.86           0.77
BOC GROUP                                         Materials               6,654.15           0.76
COMMERCIAL UNION                                   Finance                6,166.15           0.70
SCOTTISH & NEWCASTLE                            Consumer Goods            5,857.60           0.67
RANK ORGANISATION                                  Services               5,746.04           0.65
BRITISH AEROSPACE                             Capital Equipment           5,732.62           0.65
ARGYLL GROUP                                       Services               5,708.36           0.65
PEARSON                                            Services               5,571.14           0.63
KINGFISHER                                         Services               5,402.44           0.61

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
LEGAL & GENERAL GROUP                              Finance                5,296.97           0.60
BRITISH STEEL                                     Materials               5,237.77           0.59
NATIONAL GRID GROUP                                 Energy                5,136.42           0.58
ASSOCIATED BRITISH FOODS                        Consumer Goods            5,124.73           0.58
PEN & ORIENTAL STEAM                               Services               4,994.37           0.57
FORTE                                              Services               4,939.75           0.56
LAND SECURITIES                                    Finance                4,810.89           0.55
SCOTTISH POWER                                      Energy                4,754.85           0.54
GENERAL ACCIDENT                                   Finance                4,673.00           0.53
ROLLS-ROYCE                                   Capital Equipment           4,480.47           0.51
GKN                                           Capital Equipment           4,337.01           0.49
UNITED UTIL. (NORTH WEST                           Services               4,297.96           0.49
WOLSELEY                                          Materials               3,851.52           0.44
RMC GROUP                                         Materials               3,833.76           0.44
ROYAL INSURANCE HLDGS                              Finance                3,808.37           0.43
BLUE CIRCLE INDUSTRIES                            Materials               3,794.26           0.43
SCHRODERS                                          Finance                3,776.92           0.43
CARLTON COMMUNICATIONS                             Services               3,623.79           0.41
GUARDIAN ROYAL EXCHANGE                            Finance                3,494.96           0.40
TI GROUP                                        Multi-Industry            3,445.56           0.39
THAMES WATER                                       Services               3,306.24           0.38
SOUTHERN ELECTRIC                                   Energy                3,180.06           0.36
REDLAND                                           Materials               3,124.21           0.35
LADBROKE GROUP                                     Services               3,029.63           0.34
PILKINGTON                                        Materials               2,995.70           0.34
SMITHS INDUSTRIES                             Capital Equipment           2,983.42           0.34
WILLIAMS HOLDINGS                                 Materials               2,980.46           0.34
BURMAH CASTROL                                      Energy                2,968.62           0.34
REXAM                                             Materials               2,871.29           0.33
TATE & LYLE                                     Consumer Goods            2,825.34           0.32
ARGOS                                              Services               2,665.82           0.30
COURTAULDS PLC                                    Materials               2,628.65           0.30
LUCAS INDUSTRIES                              Capital Equipment           2,618.61           0.30
BRITISH LAND                                       Finance                2,617.28           0.30
NEXT                                               Services               2,590.97           0.29
MEPC                                               Finance                2,466.23           0.28
MERCURY ASSET MGMT GROUP                           Finance                2,457.46           0.28
LONRHO                                          Multi-Industry            2,450.14           0.28
DE LA RUE                                          Services               2,412.30           0.27
LASMO                                               Energy                2,406.93           0.27
BPB INDUSTRIES                                    Materials               2,341.98           0.27
ARJO WIGGINS APPLETON                             Materials               2,324.38           0.26
ANGLIAN WATER                                      Services               2,289.25           0.26
ELECTROCOMPONENTS                             Capital Equipment           2,195.20           0.25
SEARS PLC                                          Services               2,187.30           0.25
EAST MIDLANDS ELEC                                  Energy                2,035.58           0.23
CARADON                                           Materials               2,026.61           0.23
COATS VIYELLA                                   Consumer Goods            1,986.46           0.23
UNITED BISCUITS                                 Consumer Goods            1,955.02           0.22
BET                                             Multi-Industry            1,893.03           0.21

                                                                      INDEX MARKET
                                                                     CAPITALIZATION     WEIGHT IN
                                                                      (MILLIONS OF     MSCI INDEX
CONSTITUENT NAME                               INDUSTRY SECTOR            US$)             (%)
------------------------------------------  ----------------------  ----------------  -------------
LONDON ELECTRICITY                                  Energy                1,867.40           0.21
BBA GROUP                                     Capital Equipment           1,845.37           0.21
JOHNSON MATTHEY                                 Multi-Industry            1,763.62           0.20
TARMAC                                            Materials               1,711.68           0.19
HARRISONS & CROSFIELD                             Materials               1,650.86           0.19
IMI                                               Materials               1,623.06           0.18
PROVIDENT FINANCIAL                                Finance                1,610.60           0.18
SOUTHERN WATER                                     Services               1,586.82           0.18
BICC                                          Capital Equipment           1,543.73           0.18
UNIGATE                                         Consumer Goods            1,536.93           0.17
ENGLISH CHINA CLAYS                               Materials               1,492.83           0.17
HAMMERSON                                          Finance                1,447.12           0.16
CHUBB SECURITY                                     Services               1,412.65           0.16
WELSH WATER                                        Services               1,378.47           0.16
RACAL ELECTRONICS                               Multi-Industry            1,311.51           0.15
T & N                                         Capital Equipment           1,306.59           0.15
FKI                                           Capital Equipment           1,300.02           0.15
VICKERS                                       Capital Equipment           1,270.44           0.14
SLOUGH ESTATES                                     Finance                1,265.44           0.14
BOWTHORPE                                     Capital Equipment           1,188.42           0.13
HEPWORTH                                          Materials               1,139.75           0.13
RUGBY GROUP                                       Materials               1,079.45           0.12
SEDGWICK GROUP                                     Finance                1,016.25           0.12
WILLIS CORROON GROUP                               Finance                  975.79           0.11
OCEAN GROUP                                        Services                 906.51           0.10
NORTHERN ELECTRIC                                   Energy                  881.49           0.10
DELTA PLC                                     Capital Equipment             875.40           0.10
GREAT PORTLAND ESTATES                             Finance                  850.67           0.10
LAIRD GROUP                                   Capital Equipment             842.60           0.10
TAYLOR WOODROW                                Capital Equipment             820.64           0.09
WIMPEY (GEORGE)                               Capital Equipment             790.78           0.09
MEYER INTERNATIONAL                               Materials                 734.82           0.08
COBHAM                                        Capital Equipment             712.92           0.08
BARRATT DEVELOPMENTS                          Capital Equipment             680.55           0.08
COURTAULDS TEXTILES                             Consumer Goods              643.24           0.07
CALOR GROUP                                         Energy                  634.13           0.07
MARLEY                                            Materials                 632.88           0.07
LEX SERVICE                                        Services                 549.43           0.06
TRAFALGAR HOUSE                                 Multi-Industry              537.24           0.06
WILSON (CONNOLLY) HLDGS                       Capital Equipment             534.91           0.06
TRANSPORT DEVELOPMENT                              Services                 459.31           0.05
ST JAMES'S PLACE CAPITAL                           Finance                  447.16           0.05
LAING (JOHN) ORD                              Capital Equipment             350.24           0.04
DAWSON INTERNATIONAL                            Consumer Goods              327.88           0.04
AMSTRAD                                       Capital Equipment             319.25           0.04
OXFORD INSTRUMENTS                            Capital Equipment             308.40           0.04
AMEC                                          Capital Equipment             305.04           0.03
COSTAIN GROUP                                 Capital Equipment              56.34           0.01

                                                                      APPENDIX B

    The Fund intends to effect deliveries of Portfolio Securities on a basis of "T" plus three New York business days (i.e., days on which the New York Stock Exchange is open) in the relevant foreign market of each Index Series, except as discussed below. The ability of the Fund to effect in-kind redemptions within three New York business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays but "good" New York business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle will be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within three New York business days.

    The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with local market holiday schedules, will require a delivery process longer than seven calendar days for some Index Series, in certain circumstances, during 1996. The holidays applicable to each Index Series during 1996 are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Index Series. The proclamation of new holidays, or the elimination of existing holidays, and changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

THE AUSTRALIA INDEX SERIES

    REGULAR HOLIDAYS. The regular Australian holidays affecting the relevant securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Australia Day                        --      January 26, 1996
Labor Day
 (Victoria only)                     --      March 11, 1996
Good Friday                          --      April 5, 1996
Easter Monday                        --      April 8, 1996
Anzac Day                            --      April 25, 1996
Queens Birthday
 (except Western Australia)          --      June 10, 1996
Bank Holiday
 (New South Wales only)              --      August 5, 1996
Labour Day
 (New South Wales only)              --      October 7, 1996
Melbourne Cup Day
 (Victoria only)                     --      November 5, 1996
Christmas Day                        --      December 25, 1996
Boxing Day                           --      December 26, 1996

    REDEMPTION.    The  Fund is  not  aware  of a  redemption  request  over any
Australian holiday that would result in a settlement period that will exceed 7 calendar days in 1996.

THE AUSTRIA INDEX SERIES

    REGULAR  HOLIDAYS.   The  regular Austrian  holidays affecting  the relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Epiphany Day                         --      January 6, 1996
Good Friday                          --      April 5, 1996
Easter Monday                        --      April 8, 1996
Labor Day                            --      May 1, 1996
Ascension Day                        --      May 16, 1996
Whit Monday                          --      May 27, 1996
Corpus Christi                       --      June 6, 1996
Assumption Day                       --      August 15, 1996
National Holiday                     --      October 26, 1996
All Saints Day                       --      November 1, 1996
Immaculate Conception                --      December 8, 1996
Christmas Eve                        --      December 24, 1996
Christmas Day                        --      December 25, 1996
St. Stephen's Day                    --      December 26, 1996
New Year's Eve                       --      December 31, 1996

    REDEMPTION. A redemption request over the following Austrian holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                      REDEMPTION       REDEMPTION        SETTLEMENT
   DATE            HOLIDAY         REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ---------------------  ----------------  ---------------  ----------------
 12/24/96   Christmas Eve              12/19/96         12/27/96           R + 8
 12/25/96   Christmas Day              12/20/96         12/30/96           R + 10
 12/26/96   St. Stephen's Day
 12/24/96   Christmas Eve              12/23/96          1/2/97            R + 10
 12/25/96   Christmas Day              12/24/96          1/2/97            R + 9
 12/16/96   St. Stephen's Day
 12/31/96   New Year's Eve
   1/1/97   New Year's Day

    In 1996, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Austria Index Series.

THE BELGIUM INDEX SERIES

    REGULAR  HOLIDAYS.   The  regular  Belgian holidays  affecting  the relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day           --  January 1, 1996
Good Friday              --
 (Stock Exchange only    --  April 5, 1996
closed)                  --  April 8, 1996
Easter Monday            --  May 1, 1996
Labour Day               --  May 16, 1996
Ascension                --  May 17, 1996
Bank Holiday             --  May 27, 1996
Whit Monday              --  August 15, 1996
Assumption               --  August 16, 1996
Bank Holiday             --  November 1, 1996
All Saint's Day          --  November 11, 1996
Remembrance Day          --  December 25, 1996
Christmas Day            --  December 26, 1996
Bank Holiday                 December 31, 1996
New Year's Eve

    REDEMPTION.   A redemption request over the following Belgian holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                      REDEMPTION       REDEMPTION        SETTLEMENT
   DATE            HOLIDAY         REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ---------------------  ----------------  ---------------  ----------------
 12/25/96   Christmas Day              12/24/96          1/2/97            R + 9
 12/29/96   Bank Holiday
 12/31/96   New Year's Eve

    In 1996, R+9 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Belgium Index Series.

THE CANADA INDEX SERIES

    REGULAR HOLIDAYS.   The  regular Canadian  holidays affecting  the  relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
New Year's Day (observed)
 (Montreal Only)                     --      January 2, 1996
Good Friday
 (Toronto only)                      --      April 5, 1996
Easter Monday
 (Montreal only)                     --      April 8, 1996
Victoria Day                         --      May 20, 1996
St. Jean-Baptist
 (Montreal only)                     --      June 24, 1996
Canada Day                           --      July 1, 1996
Civic Holiday
 (Toronto only)                      --      August 5, 1996
Labor Day                            --      September 2, 1996
Thanksgiving Day                     --      October 14, 1996
Christmas Day                        --      December 25, 1996
Boxing Day                           --      December 26, 1996

    REDEMPTION. The Fund is not aware of a redemption request over any Canadian holiday that would result in a settlement period that will exceed 7 calendar days in 1996.

THE FRANCE INDEX SERIES

    REGULAR  HOLIDAYS.    The  regular French  holidays  affecting  the relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Good Friday                          --      April 5, 1996
Easter Monday                        --      April 8, 1996
Labor Day                            --      May 1, 1996
Victory Day                          --      May 8, 1996
Ascension Day                        --      May 16, 1996
Pentecost                            --      May 27, 1996
Assumption Day                       --      August 15, 1996
Assumption Day                       --      August 16, 1996
All Saints Day                       --      November 1, 1996
Armistice Day                        --      November 11, 1996
Christmas Day                        --      December 25, 1996

    REDEMPTION.   The Fund is not aware  of a redemption request over any French holiday that would result in a settlement period that will exceed 7 calendar days in 1996.

THE GERMANY INDEX SERIES

    REGULAR  HOLIDAYS.    The  regular German  holidays  affecting  the relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                           --  January 1, 1996
Epiphany Day                             --  January 6, 1996
Carnival                                 --  February 19, 1996
Good Friday                              --  April 5, 1996
Easter Monday                            --  April 8, 1996
Labor Day                                --  May 1, 1996
Ascension Day                            --  May 16, 1996
Whit Monday                              --  May 27, 1996
Corpus Christi                           --  June 6, 1996
Assumption Day                           --  August 15, 1996
German Unity Day                         --  October 3, 1996
Reformation Day                          --  October 31, 1996
All Saints Day                           --  November 1, 1996
Christmas Eve                            --  December 24, 1996
Christmas Day                            --  December 25, 1996
Boxing Day                               --  December 26, 1996
New Year's Eve                           --  December 31, 1996

    REDEMPTION.   A redemption request over  the following German holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                    REDEMPTION       REDEMPTION        SETTLEMENT
   DATE           HOLIDAY        REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  -------------------  ----------------  ---------------  ----------------
 12/24/96   Christmas Eve            12/19/96         12/27/96           R + 8
 12/25/96   Christmas Day            12/20/96         12/30/96           R + 10
 12/26/96   Boxing Day
 12/24/96   Christmas Eve            12/23/96          1/2/97            R + 10
 12/25/96   Christmas Day            12/24/96          1/2/97            R + 9
 12/26/96   Boxing Day
 12/31/96   New Year's Eve
   1/1/97   New Year's Day

    In 1996, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Germany Index Series.

THE HONG KONG INDEX SERIES

    REGULAR HOLIDAYS.   The regular  Hong Kong holidays  affecting the  relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                           --  January 1, 1996
Lunar New Year's Day                     --  February 19, 1996
Second Day of Lunar New Year's
 Day                                     --  February 20, 1996
Third Day of Lunar New Year's
 Day                                     --  February 21, 1996
Ching Ming Festival                      --  April 4, 1996
Good Friday                              --  April 5, 1996
Easter Monday                            --  April 8, 1996
Monday after Queen's Birthday            --  June 17, 1996
Tueng Ng Festival                        --  June 20, 1996
Liberation Day                           --  August 26, 1996
Mid-Autumn Festival                      --  September 28, 1996
Chung Yeung Festival                     --  October 21, 1996
Christmas Day                            --  December 25, 1996
Boxing Day                               --  December 26, 1996

    REDEMPTION.   A redemption  request over  the following  Hong Kong  holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                         REDEMPTION       REDEMPTION        SETTLEMENT
   DATE             HOLIDAY           REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ------------------------  ----------------  ---------------  ----------------
 2/19/96    Lunar New Year                2/14/96           2/22/96           R + 8
 2/20/96    Lunar New Year                2/15/96           2/23/96           R + 8
 2/21/96    Lunar New Year                2/16/96           2/24/96           R + 10
  4/4/96    Ching Ming Festival            4/1/96           4/9/96            R + 8
  4/5/96    Good Friday                    4/2/96           4/10/96           R + 8
  4/8/96    Easter Monday                  4/3/96           4/11/96           R + 8

    In 1996, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Hong Kong Index Series.

THE ITALY INDEX SERIES

    REGULAR  HOLIDAYS.   The  regular  Italian holidays  affecting  the relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                           --  January 1, 1996
Easter Monday                            --  April 8, 1996
Liberation Day                           --  April 25, 1996
Labor Day                                --  May 1, 1996
Bank Holiday (early close)               --  August 14, 1996
Assumption Day                           --  August 15, 1996
All Saints Day                           --  November 1, 1996
Christmas Eve (early close)              --  December 24, 1996
Christmas Day                            --  December 25, 1996
Boxing Day                               --  December 26, 1996
New Year's Eve (early close)             --  December 31, 1996

    REDEMPTION.   A redemption request over the following Italian holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                    REDEMPTION       REDEMPTION        SETTLEMENT
   DATE           HOLIDAY        REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  -------------------  ----------------  ---------------  ----------------
 12/24/96   Christmas Eve            12/19/96         12/27/96           R + 8
 12/25/96   Christmas Day            12/20/96         12/30/96           R + 10
 12/26/96   Boxing Day
 12/24/96   Christmas Eve            12/23/96          1/2/97            R + 10
 12/25/96   Christmas Day            12/24/96          1/2/97            R + 9
 12/26/96   Boxing Day
 12/31/96   New Year's Eve
   1/1/97   New Year's Day

    In 1996, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Italy Index Series.

THE JAPAN INDEX SERIES

    REGULAR HOLIDAYS.   The  regular Japanese  holidays affecting  the  relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                           --  January 1, 1996
First weekday after New Year's
 Day                                     --  January 2, 1996
Bank Holiday                             --  January 3, 1996
Coming of Age Day                        --  January 15, 1996
National Foundation Day
 (observed)                              --  February 12, 1996
Vernal Equinox Day                       --  March 20, 1996
Greenery Day                             --  April 29, 1996
Constitutional Memorial Day              --  May 3, 1996
Children's Day (observed)                --  May 6, 1996
Respect for Aged Day                     --  September 16, 1996
Autumnal Equinox Day                     --  September 23, 1996
Sports Day                               --  October 10, 1996
Culture Day (observed)                   --  November 4, 1996
Labor Thanksgiving Day                   --  November 23, 1996
The Emperor's Birthday                   --  December 23, 1996
Exchange Holiday (early close)           --  December 30, 1996
New Year's Eve                           --  December 31, 1996

    REDEMPTION. A redemption request over the following Japanese holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                         REDEMPTION       REDEMPTION        SETTLEMENT
   DATE             HOLIDAY           REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ------------------------  ----------------  ---------------  ----------------
  12/23/96  Emperor's Birthday            12/24/96          1/6/97            R + 13
  12/30/96  Exchange Holiday              12/26/96          1/7/97            R + 12
  12/31/96  New Year's Eve                12/27/96          1/8/97            R + 12
    1/1/97  New Year's Day                12/30/96          1/8/97            R + 9
    1/2/97  First Weekday After New
            Year's Day                    12/31/96          1/8/97            R + 8
    1/3/97  Bank Holiday

    In 1996, R+13 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Japan Index Series.

THE MALAYSIA INDEX SERIES

    REGULAR HOLIDAYS.   The regular  Malaysian holidays  affecting the  relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                           --  January 1, 1996
Federal Territory Day                    --  February 1, 1996
Chinese New Year                         --  February 19, 1996
Chinese New Year                         --  February 20, 1996
Hari Raya Puasa (subject to
 change)                                 --  February 21, 1996
Hari Raya Haji (subject to
 change)                                 --  April 28, 1996
Labor Day                                --  May 1, 1996
Awal Muharam                             --  May 19, 1996
Wesak Day                                --  May 31, 1996
Birthday of DYMM SPB Yang
 Di-Pertuon Ajong                        --  June 1, 1996
Prophet Mohammed's Birthday              --  July 28, 1996
National Day                             --  August 31, 1996
Deepavali Day (observed)                 --  November 10, 1996
Christmas Day                            --  December 25, 1996

    REDEMPTION.   A redemption  request over  the following  Malaysian  holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                         REDEMPTION       REDEMPTION        SETTLEMENT
   DATE             HOLIDAY           REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ------------------------  ----------------  ---------------  ----------------
 2/19/96    Chinese New Year              2/24/96           2/23/96           R + 9
 2/20/96    Chinese New Year              2/15/96           2/26/96           R + 11
 2/21/96    Hari Raya Puasa               2/16/96           2/27/96           R + 11

    In 1996, R+11 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Malaysia Index Series.

THE MEXICO (FREE) INDEX SERIES

    REGULAR  HOLIDAYS.   The  regular  Mexican holidays  affecting  the relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                           --  January 1, 1996
Constitution Day                         --  February 5, 1996
Benito Juarez Ivarez Day                 --  March 21, 1996
Holy Wednesday (half day)                --  April 3, 1996
Holy Thursday                            --  April 4, 1996
Good Friday                              --  April 5, 1996
Labor Day                                --  May 1, 1996
Puebla Battle                            --  May 5, 1996
Presidential Report                      --  September 1, 1996
Independence Day                         --  September 16, 1996
Columbus Day                             --  October 12, 1996
All Saint's Day                          --  November 2, 1996
Mexican Revolution                       --  November 20, 1996
Our Lady of Guadalupe Day                --  December 12, 1996
Christmas Eve                            --  December 24, 1996
Christmas Day                            --  December 25, 1996
New Year's Eve                           --  December 31, 1996

    REDEMPTION.   A redemption request over the following Mexican holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                         REDEMPTION       REDEMPTION        SETTLEMENT
   DATE             HOLIDAY           REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ------------------------  ----------------  ---------------  ----------------
  4/3/96    Holy Wednesday                3/29/96           4/8/96            R + 10
  4/4/96    Holy Thursday                  4/1/96           4/9/96            R + 8
  4/5/96    Good Friday                    4/2/96           4/10/96           R + 8

    In 1996, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Mexico (Free) Index Series.

THE NETHERLANDS INDEX SERIES

    REGULAR HOLIDAYS. The regular Netherlands holidays affecting the relevant securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                           --  January 1, 1996
Good Friday                              --  April 5, 1996
Easter Monday                            --  April 8, 1996
Liberation Day                           --  April 30, 1996
Ascension Day                            --  May 16, 1996
Whit Monday                              --  May 27, 1996
Christmas Day                            --  December 25, 1996
Boxing Day                               --  December 26, 1996
New Year's Eve                           --  December 31, 1996

    REDEMPTION.   A redemption  request over the  following Netherlands holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                      REDEMPTION       REDEMPTION        SETTLEMENT
   DATE            HOLIDAY         REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ---------------------  ----------------  ---------------  ----------------
 12/15/96   Christmas Day              12/24/96          1/2/97            R + 9
 12/26/96   Boxing Day
 12/31/96   New Year's Eve
   1/1/97   New Year's Day

    In 1996, R+9 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Netherlands Index Series.

THE SINGAPORE (FREE) INDEX SERIES

    REGULAR HOLIDAYS. The regular Singaporean holidays affecting the relevant securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Chinese New Year                     --      February 19, 1996
Hari Raya Puasa                      --      February 20, 1996
Hari Raya Puasa                      --      February 21, 1996
Good Friday                          --      April 5, 1996
Hari Raya Haji (observed)            --      April 29, 1996
Labor Day                            --      May 1, 1996
Vesak Day                            --      May 31, 1996
National Day                         --      August 9, 1996
Deepavali (observed)                 --      November 11, 1996
Christmas Day                        --      December 25, 1996

    REDEMPTION. A redemption request over the following Singaporean holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                         REDEMPTION       REDEMPTION        SETTLEMENT
   DATE             HOLIDAY           REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ------------------------  ----------------  ---------------  ----------------
 2/19/96    Chinese New Year              2/14/96           2/22/96           R + 8
 2/20/96    Hari Raya Puasa               2/15/96           2/23/96           R + 8
 2/21/96    Hari Raya Puasa               2/16/96           2/26/96           R + 10

    In 1996, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Singapore (Free) Index Series.

THE SPAIN INDEX SERIES

    REGULAR HOLIDAYS.    The regular  Spanish  holidays affecting  the  relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Epiphany Day                         --      January 6, 1996
St. Vincent                          --      January 22, 1996
St. Joseph                           --      March 19, 1996
Holy Thursday                        --      April 4, 1996
Good Friday                          --      April 5, 1996
Easter Monday                        --      April 8, 1996
Labor Day                            --      May 1, 1996
Independence Day                     --      May 2, 1996
St. Isidro                           --      May 15, 1996
St. James                            --      July 25, 1996
St. Loyola                           --      July 31, 1996
Assumption                           --      August 15, 1996
Hispanity                            --      October 12, 1996
All Saints Day                       --      November 1, 1996
Our Lady of Almudena                 --      November 9, 1996
Constitution Day                     --      December 6, 1996
Immaculate Conception                --      December 8, 1996
Christmas Day                        --      December 25, 1996

    REDEMPTION. A redemption request over the following Spanish holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                      REDEMPTION       REDEMPTION        SETTLEMENT
   DATE            HOLIDAY         REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ---------------------  ----------------  ---------------  ----------------
  4/4/96    Holy Thursday               4/1/96           4/9/96            R + 8
  4/5/96    Good Friday                 4/2/96           4/10/96           R + 8
  4/8/96    Easter Monday               4/3/96           4/11/96           R + 8

    In 1996, R+8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Spain Index Series.

THE SWEDEN INDEX SERIES

    REGULAR  HOLIDAYS.   The  regular  Swedish holidays  affecting  the relevant
securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Twelfth Night (Early Closing)        --      January 5, 1996
Epiphany                             --      January 6, 1996
Holy Thursday (Early Closing)        --      April 4, 1996
Good Friday                          --      April 5, 1996
Easter Monday                        --      April 8, 1996
Labour Day                           --      May 1, 1996
Eve of Ascension
 (Early Closing)                     --      May 15, 1996
Ascension Day                        --      May 16, 1996
Whit Monday                          --      May 27, 1996
Midsummer Eve                        --      June 21, 1996
Eve of All Saints Day
 (Early Closing)                     --      November 1, 1996
All Saints Day                       --      November 2, 1996
Christmas Eve                        --      December 24, 1996
Christmas Day                        --      December 25, 1996
Boxing Day                           --      December 26, 1996
New Year's Eve                       --      December 31, 1996

    REDEMPTION.   A redemption request over the following Swedish holidays would result in a settlement period that will exceed 7 calendar days (examples are based on the days particular holidays fall in 1996):

                                      REDEMPTION       REDEMPTION        SETTLEMENT
   DATE            HOLIDAY         REQUEST DATE (R)  SETTLEMENT DATE       PERIOD
----------  ---------------------  ----------------  ---------------  ----------------
   4/4/96   Holy Thursday               4/1/96           4/9/96            R + 8
   4/5/96   Good Friday                 4/2/96           4/10/96           R + 8
   4/8/96   Easter Monday               4/3/96           4/11/96           R + 8
 12/24/96   Christmas Eve              12/19/96         12/27/96           R + 8
 12/25/96   Christmas Day              12/20/96         12/30/96           R + 10
 12/26/96   Boxing Day                 12/23/96          1/2/97            R + 10
 12/24/96   Christmas Eve              12/24/96          1/2/97            R + 9
 12/25/96   Christmas Day              12/30/96          1/7/97            R + 8
 12/26/96   Boxing Day
 12/31/96   New Year's Eve
   1/1/97   New Year's Day

    In 1996, R+10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Sweden Index Series.

THE SWITZERLAND INDEX SERIES

    REGULAR HOLIDAYS.    The  regular  Swiss  (Zurich)  holidays  affecting  the
relevant securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Berchtoldstag                        --      January 2, 1996
Good Friday                          --      April 5, 1996
Easter Monday                        --      April 8, 1996
Sechselauten (Zurich)                --      April 15, 1996
Labor Day                            --      May 1, 1996
Ascension Day                        --      May 16, 1996
Whit Monday                          --      May 27, 1996
National Day                         --      August 1, 1996
Knabeaschiessea                      --      September 9, 1996
Christmas Day                        --      December 25, 1996
St. Stephen's Day                    --      December 26, 1996

    REDEMPTION. The Fund is not aware of a redemption request over any Swiss (Zurich) holiday that would result in a settlement period that will exceed 7 calendar days in 1996.

THE UNITED KINGDOM INDEX SERIES

    REGULAR HOLIDAYS.    The  regular  United  Kingdom  holidays  affecting  the
relevant securities markets (and their respective dates in calendar year 1996) are as follows:

New Year's Day                       --      January 1, 1996
Good Friday                          --      April 5, 1996
Easter Monday                        --      April 8, 1996
May Day                              --      May 6, 1996
Spring Bank Holiday                  --      May 27, 1996
Summer Bank Holiday                  --      August 26, 1996
Christmas Day                        --      December 25, 1996
Boxing Day                           --      December 26, 1996

    REDEMPTION. The Fund is not aware of a redemption request over any United Kingdom holiday that would result in a settlement period that will exceed 7 calendar days in 1996.